UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

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Date of fiscal year end: October 31

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Date of reporting period: November 1, 2021 through April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Reports to Stockholders

(a)

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Series

Equity Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$886.10	$4.91	1.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class W
Actual	$1,000.00	$890.10	$0.23	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Equity Series

Portfolio Composition as of April 30, 2022

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Equity Series

Investment Portfolio - April 30, 2022

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 95.6%

Communication Services - 9.0%
Diversified Telecommunication Services - 0.9%
Radius Global Infrastructure, Inc. - Class A*	50,978	$633,147
Entertainment - 2.4%
Activision Blizzard, Inc.	6,878	519,976
Electronic Arts, Inc.	5,017	592,257
The Walt Disney Co.*	4,842	540,513
		1,652,746
Interactive Media & Services - 4.6%
Alphabet, Inc. - Class A*	552	1,259,769
Meta Platforms, Inc. - Class A*	9,313	1,866,977
		3,126,746
Media - 1.1%
Charter Communications, Inc. - Class A*	1,802	772,139
Total Communication Services		6,184,778
Consumer Discretionary - 8.7%
Hotels, Restaurants & Leisure - 2.0%
Domino’s Pizza, Inc.	1,625	549,250
Expedia Group, Inc.*	4,644	811,539
		1,360,789
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc.*	945	2,348,920
Multiline Retail - 3.3%
Dollar General Corp.	5,679	1,348,933
Dollar Tree, Inc.*	5,588	907,771
		2,256,704
Total Consumer Discretionary		5,966,413
Consumer Staples - 7.3%
Beverages - 4.3%
The Coca-Cola Co.	25,015	1,616,219
Constellation Brands, Inc. - Class A	5,317	1,308,461
		2,924,680
Food Products - 3.0%
Mondelez International, Inc. - Class A	31,680	2,042,726
Total Consumer Staples		4,967,406
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
ConocoPhillips	3,942	376,540
Exxon Mobil Corp.	4,672	398,288
Total Energy		774,828
Financials - 10.7%
Banks - 2.0%
East West Bancorp, Inc.	10,436	744,087
JPMorgan Chase & Co.	5,473	653,257
		1,397,344
Capital Markets - 7.1%
BlackRock, Inc.	1,388	867,056
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Cboe Global Markets, Inc.	6,667	$753,237
Intercontinental Exchange, Inc.	12,180	1,410,566
Moody’s Corp.	3,458	1,094,388
S&P Global, Inc.	2,044	769,566
		4,894,813
Consumer Finance - 1.2%
American Express Co.	4,679	817,468
Insurance - 0.4%
W. R. Berkley Corp.	3,735	248,341
Total Financials		7,357,966
Health Care - 18.3%
Biotechnology - 5.0%
BioMarin Pharmaceutical, Inc.*	12,958	1,054,133
Seagen, Inc.*	9,637	1,262,543
Vertex Pharmaceuticals, Inc.*	4,125	1,127,033
		3,443,709
Health Care Equipment & Supplies - 4.8%
Align Technology, Inc.*	3,454	1,001,349
Boston Scientific Corp.*	12,499	526,333
Heska Corp.*	5,092	559,305
IDEXX Laboratories, Inc.*	2,147	924,241
Intuitive Surgical, Inc.*	1,254	300,082
		3,311,310
Health Care Providers & Services - 3.7%
Humana, Inc.	2,972	1,321,232
UnitedHealth Group, Inc.	2,363	1,201,704
		2,522,936
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	1,481	818,874
Pharmaceuticals - 3.6%
Johnson & Johnson	11,622	2,097,306
Zoetis, Inc.	1,850	327,913
		2,425,219
Total Health Care		12,522,048
Industrials - 5.5%
Aerospace & Defense - 1.0%
L3Harris Technologies, Inc.	1,431	332,364
Northrop Grumman Corp.	795	349,323
		681,687
Air Freight & Logistics - 1.4%
FedEx Corp.	2,361	469,225
United Parcel Service, Inc. - Class B	2,863	515,283
		984,508
Commercial Services & Supplies - 0.7%
Copart, Inc.*	3,997	454,259

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Investment Portfolio - April 30, 2022

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Professional Services - 1.0%
Insperity, Inc.	6,631	$703,217
Road & Rail - 1.4%
Norfolk Southern Corp.	3,570	920,632
Total Industrials		3,744,303
Information Technology - 24.7%
Electronic Equipment, Instruments & Components -1.0%
CDW Corp.	1,941	316,732
Cognex Corp.	5,490	371,289
		688,021
IT Services - 8.9%
Mastercard, Inc. - Class A	5,823	2,115,962
Okta, Inc.*	4,919	586,886
PayPal Holdings, Inc.*	13,612	1,196,903
Snowflake, Inc. - Class A*	3,448	591,125
Visa, Inc. - Class A	7,576	1,614,673
		6,105,549
Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	2,030	376,504
Universal Display Corp.	5,075	648,230
		1,024,734
Software - 13.3%
Anaplan, Inc.*	22,332	1,451,357
Cadence Design Systems, Inc.*	5,559	838,575
DoubleVerify Holdings, Inc.*	46,175	1,004,306
Microsoft Corp.	12,111	3,361,045
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software (continued)
Salesforce, Inc.*	4,559	$802,110
ServiceNow, Inc.*	3,363	1,607,850
		9,065,243
Total Information Technology		16,883,547
Materials - 6.0%
Chemicals - 2.6%
FMC Corp.	13,269	1,758,673
Construction Materials - 1.4%
Martin Marietta Materials, Inc.	940	332,967
Vulcan Materials Co.	3,764	648,500
		981,467
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	63,245	1,378,741
Total Materials		4,118,881
Real Estate - 4.3%
Equity Real Estate Investment Trusts (REITS) - 4.3%
American Tower Corp.	3,910	942,388
Equinix, Inc.	698	501,918
SBA Communications Corp.	4,303	1,493,614
Total Real Estate		2,937,920
TOTAL COMMON STOCKS
(Identified Cost $53,264,681)		65,458,090

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[1]
(Identified Cost $2,529,914)	2,529,914	2,529,914

TOTAL INVESTMENTS - 99.3%		67,988,004
(Identified Cost $55,794,595)
OTHER ASSETS, LESS LIABILITIES - 0.7%		508,069
NET ASSETS - 100%		$68,496,073

*Non-income producing security.

1Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Statement of Assets and Liabilities

April 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $55,794,595) (Note 2)	$67,988,004
Cash	5,473
Receivable for securities sold	578,949
Dividends receivable	13,904
Receivable for fund shares sold	19
Prepaid expenses	23,033

TOTAL ASSETS	68,609,382

LIABILITIES:

Accrued management fees (Note 3)	30,584
Accrued fund accounting and administration fees (Note 3)	20,071
Accrued shareholder services fees (Class S) (Note 3)	14,966
Accrued transfer agent fees (Note 3)	9,133
Audit fees payable	23,011
Printing fees payable	11,679
Payable for fund shares repurchased	2,000
Other payables and accrued expenses	1,865

TOTAL LIABILITIES	113,309

TOTAL NET ASSETS	$68,496,073

NET ASSETS CONSIST OF:

Capital stock	$48,411
Additional paid-in-capital	49,976,471
Total distributable earnings (loss)	18,471,191

TOTAL NET ASSETS	$68,496,073

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($68,149,104/4,816,983 shares)	$14.15

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($346,969/24,161 shares)	$14.36

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Dividends	$316,644

EXPENSES:

Management fees (Note 3)	280,994
Shareholder services fees (Class S) (Note 3)	93,113
Fund accounting and administration fees (Note 3)	24,107
Directors’ fees (Note 3)	4,475
Chief Compliance Officer service fees (Note 3)	3,179
Custodian fees	2,023
Miscellaneous	71,213

Total Expenses	479,104
Less reduction of expenses (Note 3)	(87,920)

Net Expenses	391,184

NET INVESTMENT LOSS	(74,540)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	6,599,675

Net change in unrealized appreciation (depreciation) on investments	(15,457,582)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(8,857,907)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,932,447)

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment (loss)	$(74,540)	$(103,965)
Net realized gain (loss) on investments	6,599,675	12,646,377
Net change in unrealized appreciation (depreciation) on investments	(15,457,582)	12,101,122

Net increase (decrease) from operations	(8,932,447)	24,643,534

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(11,317,418)	(5,290,998)
Class W	(68,974)	(35,027)

Total distributions to shareholders	(11,386,392)	(5,326,025)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	9,648,014	(297,832)

Net increase (decrease) in net assets	(10,670,825)	19,019,677

NET ASSETS:

Beginning of period	79,166,898	60,147,221

End of period	$68,496,073	$79,166,898

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Financial Highlights - Class S*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.71		$14.32	$13.89	$14.28	$14.27	$12.20
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.02)		(0.02)	0.01	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(1.83)		5.67	1.81	1.86	1.07	2.63
Total from investment operations	(1.85)		5.65	1.82	1.88	1.05	2.64
Less distributions to shareholders:
From net investment income	—		(0.00)[2]	(0.03)	(0.01)	—	—
From net realized gain on investments	(2.71)		(1.26)	(1.36)	(2.26)	(1.04)	(0.57)
Total distributions to shareholders	(2.71)		(1.26)	(1.39)	(2.27)	(1.04)	(0.57)
Net asset value - End of period	$14.15		$18.71	$14.32	$13.89	$14.28	$14.27
Net assets - End of period (000’s omitted)	$68,149		$78,687	$59,789	$63,701	$69,562	$83,355
Total return[3]	(11.39%	)	41.71%	14.00% [4]	16.88%	7.67%	22.68% [5]
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.05%	[6]	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.20%	)[6]	(0.15% )	0.04%	0.12%	(0.17% )	0.10%
Series portfolio turnover	21%		35%	49%	48%	45%	71%

*Effective March 1, 2017, Class A shares of the Series have been designated as Class S shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.23%	[6]	0.24%	0.26%	0.24%	0.17%	0.15%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 13.76%.

5Includes litigation proceeds. Excluding this amount, the Class’ total return is 21.48%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

8

Equity Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED		FOR THE
	SIX MONTHS				PERIOD
	ENDED 4/30/22				3/1/19[1] TO
	(UNAUDITED)		10/31/21	10/31/20	10/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$18.87		$14.42	$13.98	$12.53
Income (loss) from investment operations:
Net investment income[2]	0.06		0.14	0.14	0.09
Net realized and unrealized gain (loss) on investments	(1.86)		5.72	1.82	1.36
Total from investment operations	(1.80)		5.86	1.96	1.45
Less distributions to shareholders:
From net investment income	—		(0.15)	(0.16)	—
From net realized gain on investments	(2.71)		(1.26)	(1.36)	—
Total distributions to shareholders	(2.71)		(1.41)	(1.52)	—
Net asset value - End of period	$14.36		$18.87	$14.42	$13.98
Net assets - End of period (000’s omitted)	$347		$480	$358	$369
Total return[3]	(10.99%	)	43.17%	15.15% [4]	11.57%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5]	0.05%	0.05%	0.05%	[5]
Net investment income	0.79%	[5]	0.85%	1.03%	1.04%	[5]
Series portfolio turnover	21%		35%	49%	48%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.98%	[5]	0.99%	1.01%	1.00%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 14.99%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

9

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement.

10

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,184,778	$6,184,778	$—	$—
Consumer Discretionary	5,966,413	5,966,413	—	—
Consumer Staples	4,967,406	4,967,406	—	—
Energy	774,828	774,828	—	—
Financials	7,357,966	7,357,966	—	—
Health Care	12,522,048	12,522,048	—	—
Industrials	3,744,303	3,744,303	—	—
Information Technology	16,883,547	16,883,547	—	—
Materials	4,118,881	4,118,881	—	—
Real Estate	2,937,920	2,937,920	—	—
Short-Term Investment	2,529,914	2,529,914	—	—
Total assets	$67,988,004	$67,988,004	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2021 or April 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2018 through October 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,656 in management fees for Class W shares for the six months ended April 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $85,757 and $507 for Class S and Class W shares, respectively, for the six months ended April 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023	2024	2025	Total
Class S	$108,913	$158,100	$173,456	$85,757	$526,226
Class W	612	872	1,047	507	3,038

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $15,512,826 and $18,718,787, respectively. There were no purchases or sales of U.S. Government securities.

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	378,560	$5,896,828	265,725	$4,344,565
Reinvested	694,995	10,987,877	342,989	5,141,405
Repurchased	(461,205)	(7,222,665)	(578,372)	(9,788,118)
Total	612,350	$9,662,040	30,342	$(302,148)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	4,313	68,974	2,339	35,027
Repurchased	(5,573)	(83,000)	(1,765)	(30,711)
Total	(1,260)	$(14,026)	574	$4,316

At April 30, 2022, the Advisor and its affiliates owned 14.9% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended April 30, 2022, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2022.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

14

Equity Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2021, were as follows:

Ordinary income	$562,775
Long-term capital gains	4,763,250

At April 30, 2022, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$56,041,706
Unrealized appreciation	16,506,494
Unrealized depreciation	(4,560,196)
Net unrealized appreciation	$11,946,298

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

15

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16

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17

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/22-SAR

18

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Disciplined Value Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$982.10	$3.49	0.71%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.27	$3.56	0.71%
Class I
Actual	$1,000.00	$982.60	$2.56	0.52%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class W
Actual	$1,000.00	$985.40	$0.54	0.11%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Class Z
Actual	$1,000.00	$983.10	$2.02	0.41%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.76	$2.06	0.41%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Disciplined Value Series

Portfolio Composition as of April 30, 2022

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

Disciplined Value Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.1%

Communication Services - 2.7%
Media - 2.7%
Comcast Corp. - Class A	201,233	$8,001,024
Omnicom Group, Inc.	22,962	1,748,097
Paramount Global - Class B	45,248	1,317,622
Total Communication Services		11,066,743
Consumer Discretionary - 9.9%
Distributors - 0.5%
Genuine Parts Co.	14,384	1,870,639
Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	24,785	6,175,430
Household Durables - 0.9%
Garmin Ltd.	19,051	2,090,657
Lennar Corp. - Class A	21,500	1,644,535
		3,735,192
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	37,861	1,965,743
Multiline Retail - 1.0%
Target Corp.	17,961	4,106,783
Specialty Retail - 5.2%
Best Buy Co., Inc.	22,971	2,065,782
The Home Depot, Inc.	41,753	12,542,601
Ross Stores, Inc.	18,980	1,893,635
The TJX Companies, Inc.	53,230	3,261,934
Tractor Supply Co.	7,181	1,446,613
		21,210,565
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	27,565	1,433,380
Total Consumer Discretionary		40,497,732
Consumer Staples - 14.4%
Food & Staples Retailing - 4.8%
The Kroger Co.	53,787	2,902,347
Walgreens Boots Alliance, Inc.	52,023	2,205,775
Walmart, Inc.	95,297	14,579,488
		19,687,610
Food Products - 5.2%
Archer-Daniels-Midland Co.	39,088	3,500,721
Bunge Ltd.	13,879	1,569,993
Campbell Soup Co.	33,283	1,571,623
Conagra Brands, Inc.	49,724	1,736,859
General Mills, Inc.	45,302	3,204,211
The J.M. Smucker Co.	11,510	1,576,064
Mondelez International, Inc. - Class A	82,391	5,312,572
Tyson Foods, Inc. - Class A	28,495	2,654,594
		21,126,637
Household Products - 4.4%
Colgate-Palmolive Co.	54,166	4,173,490
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	87,374	$14,027,896
		18,201,386
Total Consumer Staples		59,015,633
Energy - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	54,652	8,562,329
ConocoPhillips	50,767	4,849,264
Coterra Energy, Inc.	52,121	1,500,564
Devon Energy Corp.	35,695	2,076,378
Diamondback Energy, Inc.	12,011	1,516,148
EOG Resources, Inc.	26,732	3,121,228
Marathon Petroleum Corp.	29,433	2,568,324
Pioneer Natural Resources Co.	11,886	2,763,138
Total Energy		26,957,373
Financials - 10.5%
Banks - 7.3%
Citigroup, Inc.	119,963	5,783,416
Fifth Third Bancorp.	63,543	2,384,769
JPMorgan Chase & Co.	112,653	13,446,262
KeyCorp.	69,378	1,339,689
Regions Financial Corp.	98,417	2,039,201
U.S. Bancorp.	95,095	4,617,813
		29,611,150
Insurance - 3.2%
The Allstate Corp.	22,109	2,797,673
Chubb Ltd.	25,716	5,309,068
Cincinnati Financial Corp.	15,227	1,867,744
The Travelers Companies, Inc.	18,471	3,159,649
		13,134,134
Total Financials		42,745,284
Health Care - 15.1%
Biotechnology - 1.2%
Gilead Sciences, Inc.	77,908	4,623,061
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	56,946	6,463,371
Baxter International, Inc.	28,828	2,048,517
Medtronic plc	48,527	5,064,278
		13,576,166
Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	13,020	1,742,597
Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	102,556	7,719,390
Johnson & Johnson	81,989	14,795,735
Merck & Co., Inc.	110,024	9,758,029
Pfizer, Inc.	161,483	7,923,971

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Royalty Pharma plc - Class A	37,473	$1,595,600
		41,792,725
Total Health Care		61,734,549
Industrials - 21.1%
Aerospace & Defense - 4.4%
General Dynamics Corp.	18,440	4,361,613
L3Harris Technologies, Inc.	13,738	3,190,788
Lockheed Martin Corp.	14,086	6,086,842
Northrop Grumman Corp.	9,806	4,308,757
		17,948,000
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	15,409	1,635,665
United Parcel Service, Inc. - Class B	32,720	5,888,946
		7,524,611
Building Products - 1.3%
Johnson Controls International plc	53,150	3,182,090
Trane Technologies plc	14,043	1,964,475
		5,146,565
Commercial Services & Supplies - 1.9%
Republic Services, Inc.	24,313	3,264,507
Waste Management, Inc.	27,028	4,444,484
		7,708,991
Electrical Equipment - 2.0%
Eaton Corp. plc	28,879	4,188,033
Emerson Electric Co.	42,164	3,802,349
		7,990,382
Industrial Conglomerates - 2.9%
3M Co.	34,650	4,997,223
Honeywell International, Inc.	36,378	7,039,507
		12,036,730
Machinery - 4.0%
Caterpillar, Inc.	29,813	6,276,829
Cummins, Inc.	12,903	2,441,118
Illinois Tool Works, Inc.	21,434	4,224,856
Parker-Hannifin Corp.	7,962	2,156,269
Stanley Black & Decker, Inc.	11,302	1,357,935
		16,457,007
Road & Rail - 2.8%
Norfolk Southern Corp.	12,627	3,256,251
Union Pacific Corp.	34,090	7,986,946
		11,243,197
Total Industrials		86,055,483
Information Technology - 13.3%
Communications Equipment - 2.9%
Cisco Systems, Inc.	186,079	9,114,150

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Communications Equipment (continued)
Motorola Solutions, Inc.	13,213	$2,823,486
		11,937,636
Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd. (Switzerland)	19,115	2,385,170
IT Services - 1.7%
Automatic Data Processing, Inc.	23,517	5,130,939
Broadridge Financial Solutions, Inc.	11,501	1,657,639
		6,788,578
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	33,026	5,098,554
Intel Corp.	200,241	8,728,505
Microchip Technology, Inc.	34,386	2,241,967
QUALCOMM, Inc.	60,072	8,391,458
Skyworks Solutions, Inc.	12,346	1,398,802
Texas Instruments, Inc.	33,958	5,781,349
		31,640,635
Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	24,069	1,763,054
Total Information Technology		54,515,073
Materials - 5.5%
Chemicals - 3.0%
Dow, Inc.	40,840	2,715,860
Eastman Chemical Co.	14,588	1,497,750
FMC Corp.	13,061	1,731,105
International Flavors & Fragrances, Inc.	22,109	2,681,822
LyondellBasell Industries N.V. - Class A	19,552	2,073,098
PPG Industries, Inc.	14,321	1,832,945
		12,532,580
Containers & Packaging - 0.4%
Packaging Corp. of America	10,198	1,643,612
Metals & Mining - 2.1%
Newmont Corp.	50,494	3,678,488
Nucor Corp.	19,590	3,032,140
Steel Dynamics, Inc.	20,780	1,781,885
		8,492,513
Total Materials		22,668,705
TOTAL COMMON STOCKS
(Identified Cost $372,529,963)		405,256,575

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[1]
(Identified Cost $3,123,495)	3,123,495	$3,123,495

TOTAL INVESTMENTS - 99.9%
(Identified Cost $375,653,458)		408,380,070
OTHER ASSETS, LESS LIABILITIES - 0.1%		514,459
NET ASSETS - 100%		$408,894,529

1Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $375,653,458) (Note 2)	$408,380,070
Cash	95,096
Dividends receivable	530,861
Receivable for fund shares sold	106,518
Prepaid expenses	42,258

TOTAL ASSETS	409,154,803

LIABILITIES:

Accrued sub-transfer agent fees (Note 3)	52,770
Accrued management fees (Note 3)	47,188
Accrued fund accounting and administration fees (Note 3)	37,732
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	14,363
Accrued transfer agent fees	43,418
Audit fees payable	24,831
Payable for fund shares repurchased	21,752
Accrued printing and postage fees payable	17,684
Other payables and accrued expenses	536

TOTAL LIABILITIES	260,274

TOTAL NET ASSETS	$408,894,529

NET ASSETS CONSIST OF:

Capital stock	$477,273
Additional paid-in-capital	345,484,485
Total distributable earnings (loss)	62,932,771

TOTAL NET ASSETS	$408,894,529

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($67,433,000/8,017,986 shares)	$8.41

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($93,746,743/10,520,201 shares)	$8.91

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($224,703,726/26,607,682 shares)	$8.45

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($23,011,060/2,581,442 shares)	$8.91

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Dividends	$5,287,430

EXPENSES:

Management fees (Note 3)	650,768
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	85,928
Sub-transfer agent fees (Note 3)	74,631
Fund accounting and administration fees (Note 3)	45,424
Directors’ fees (Note 3)	28,404
Chief Compliance Officer service fees (Note 3)	3,179
Transfer agent fees	62,400
Custodian fees	8,410
Miscellaneous	85,775

Total Expenses	1,044,919
Less reduction of expenses (Note 3)	(358,010)

Net Expenses	686,909

NET INVESTMENT INCOME	4,600,521

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	28,531,987

Net change in unrealized appreciation (depreciation) on investments	(39,203,193)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(10,671,206)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,070,685)

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,600,521	$9,516,146
Net realized gain (loss) on investments	28,531,987	50,039,992
Net change in unrealized appreciation (depreciation) on investments	(39,203,193)	67,922,789

Net increase (decrease) from operations	(6,070,685)	127,478,927

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class S	(4,434,563)	(1,023,993)
Class I	(7,059,136)	(2,147,000)
Class W	(16,713,587)	(4,365,225)
Class Z	(1,528,213)	(329,345)
Total distributions to shareholders	(29,735,499)	(7,865,563)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(6,376,389)	15,149,788

Net increase (decrease) in net assets	(42,182,573)	134,763,152

NET ASSETS:

Beginning of period	451,077,102	316,313,950

End of period	$408,894,529	$451,077,102

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.17	$6.78	$7.67	$8.77	$11.42	$10.16
Income (loss) from investment operations:
Net investment income[1]	0.08	0.15	0.16	0.16	0.16	0.20
Net realized and unrealized gain (loss) on investments	(0.22)	2.36	(0.68)	0.54	0.72	1.89
Total from investment operations	(0.14)	2.51	(0.52)	0.70	0.88	2.09
Less distributions to shareholders:
From net investment income	(0.10)	(0.12)	(0.14)	(0.19)	(0.27)	(0.33)
From net realized gain on investments	(0.52)	—	(0.23)	(1.61)	(3.26)	(0.50)
Total distributions to shareholders	(0.62)	(0.12)	(0.37)	(1.80)	(3.53)	(0.83)
Net asset value - End of period	$8.41	$9.17	$6.78	$7.67	$8.77	$11.42
Net assets - End of period (000’s omitted)	$67,433	$72,925	$64,205	$83,332	$72,088	$30,940
Total return[2]	(1.79% )	37.17%	(7.09% )	11.11%	8.14%	21.52%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.71% [3]	0.72%	0.76%	0.82%	0.85%	0.82%
Net investment income	1.73% [3]	1.74%	2.26%	2.14%	1.71%	1.91%
Series portfolio turnover	28%	55%	29%	35%	96%	34%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.04%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20[1]	10/31/19[1]	10/31/18[1]	10/31/17[1]
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.68	$7.15	$8.07	$8.31	$9.58	$8.31
Income (loss) from investment operations:
Net investment income[2]	0.09	0.17	0.18	0.19	0.17	0.20
Net realized and unrealized gain (loss) on investments	(0.24)	2.49	(0.71)	0.61	0.59	1.56
Total from investment operations	(0.15)	2.66	(0.53)	0.80	0.76	1.76
Less distributions to shareholders:
From net investment income	(0.10)	(0.13)	(0.16)	(0.12)	(0.17)	(0.20)
From net realized gain on investments	(0.52)	—	(0.23)	(0.92)	(1.86)	(0.29)
Total distributions to shareholders	(0.62)	(0.13)	(0.39)	(1.04)	(2.03)	(0.49)
Net asset value - End of period	$8.91	$9.68	$7.15	$8.07	$8.31	$9.58
Net assets - End of period (000’s omitted)	$93,747	$109,845	$120,221	$137,296	$88,864	$117,357
Total return[3]	(1.74% )	37.44%	(6.89% )	11.44%	8.35%	21.86%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.52% [4]	0.54%	0.55%	0.58%	0.60%	0.57%
Net investment income	1.92% [4]	1.93%	2.45%	2.38%	2.05%	2.24%
Series portfolio turnover	28%	55%	29%	35%	96%	34%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.04%	N/A

1Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 4/30/22			3/1/19[1] TO
	(UNAUDITED)	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.20	$6.80	$7.69	$7.36
Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.20	0.13
Net realized and unrealized gain (loss) on investments	(0.22)	2.37	(0.68)	0.35
Total from investment operations	(0.12)	2.57	(0.48)	0.48
Less distributions to shareholders:
From net investment income	(0.11)	(0.17)	(0.18)	(0.15)
From net realized gain on investments	(0.52)	—	(0.23)	—
Total distributions to shareholders	(0.63)	(0.17)	(0.41)	(0.15)
Net asset value - End of period	$8.45	$9.20	$6.80	$7.69
Net assets - End of period (000’s omitted)	$224,704	$244,197	$116,106	$76,322
Total return[3]	(1.46% )	37.98%	(6.45% )	6.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.11% [4]	0.11%	0.14% [5]	0.15%	[4]
Net investment income	2.33% [4]	2.31%	2.84%	2.63%	[4]
Series portfolio turnover	28%	55%	29%	35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.30% [4]	0.30%	0.30%	0.32%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 4/30/22			3/1/19[1] TO
	(UNAUDITED)	10/31/21	10/31/20[2]	10/31/19[2]

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.68	$7.15	$8.07	$7.67
Income (loss) from investment operations:
Net investment income[3]	0.09	0.19	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.23)	2.48	(0.72)	0.36
Total from investment operations	(0.14)	2.67	(0.53)	0.48
Less distributions to shareholders:
From net investment income	(0.11)	(0.14)	(0.16)	(0.08)
From net realized gain on investments	(0.52)	—	(0.23)	—
Total distributions to shareholders	(0.63)	(0.14)	(0.39)	(0.08)
Net asset value - End of period	$8.91	$9.68	$7.15	$8.07
Net assets - End of period (000’s omitted)	$23,011	$24,111	$15,781	$18,454
Total return[4]	(1.69% )	37.61%	(6.77% )	6.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.41% [5]	0.41%	0.45% [6]	0.45%	[5]
Net investment income	2.03% [5]	2.04%	2.55%	2.35%	[5]
Series portfolio turnover	28%	55%	29%	35%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	0.02%	[5]

1Commencement of operations.

2Per share amounts have been adjusted to reflect a 1.75-for-1 stock split effective after the close of business on December 5, 2019.

3Calculated based on average shares outstanding during the periods.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,066,743	$11,066,743	$—	$—
Consumer Discretionary	40,497,732	40,497,732	—	—
Consumer Staples	59,015,633	59,015,633	—	—
Energy	26,957,373	26,957,373	—	—
Financials	42,745,284	42,745,284	—	—
Health Care	61,734,549	61,734,549	—	—
Industrials	86,055,483	86,055,483	—	—
Information Technology	54,515,073	54,515,073	—	—
Materials	22,668,705	22,668,705	—	—
Short-Term Investment	3,123,495	3,123,495	—	—
Total assets	$408,380,070	$408,380,070	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2021 or April 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements.

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2018 through October 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares.

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $358,010 in management fees for Class W shares for the six months ended April 30, 2022.

As of April 30, 2022, there are no expenses eligible to be recouped by the Advisor.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $120,614,477 and $151,048,252, respectively. There were no purchases or sales of U.S. Government securities.

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/22		FOR THE YEAR ENDED 10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,200,450	$10,422,211	942,202	$7,928,247
Reinvested	473,624	4,120,528	116,544	961,216
Repurchased	(1,607,900)	(14,312,001)	(2,570,637)	(21,699,915)
Total	66,174	$230,738	(1,511,891)	$(12,810,452)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/22		FOR THE YEAR ENDED 10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	892,501	$8,304,439	4,444,943	$39,546,365
Reinvested	746,783	6,877,877	223,309	1,948,391
Repurchased	(2,469,923)	(22,956,933)	(10,124,275)	(92,339,227)
Total	(830,639)	$(7,774,617)	(5,456,023)	$(50,844,471)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/22		FOR THE YEAR ENDED 10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	401,345	$3,517,031	13,896,176	$113,166,084
Reinvested	1,868,422	16,292,639	482,943	4,070,632
Repurchased	(2,211,548)	(19,437,963)	(4,906,776)	(41,077,202)
Total	58,219	$371,707	9,472,343	$76,159,514

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/22		FOR THE YEAR ENDED 10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	186,889	$1,740,564	528,456	$4,885,934
Reinvested	165,930	1,528,213	37,313	329,345
Repurchased	(262,332)	(2,472,994)	(280,879)	(2,570,082)
Total	90,487	$795,783	284,890	$2,645,197

At April 30, 2022, the Advisor and its affiliates owned 0.5% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended April 30, 2022, the Series did not borrow under the line of credit.

17

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2022.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2021 were as follows:

Ordinary income	$7,865,563

At April 30, 2022, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$376,665,032
Unrealized appreciation	45,146,201
Unrealized depreciation	(13,431,163)
Net unrealized appreciation	$31,715,038

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

10.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series.

18

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

10.	Subsequent Event (continued)

In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

19

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20

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21

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End
2.	Fund Holdings - Quarter-End
3.	Shareholder Report - Annual
4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/22-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

Overseas Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$807.30	$4.71	1.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26	1.05%
Class I
Actual	$1,000.00	$808.50	$3.36	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class W
Actual	$1,000.00	$811.40	$0.22	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Class Z
Actual	$1,000.00	$808.90	$2.92	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

* Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Overseas Series

Portfolio Composition as of April 30, 2022

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk.

Sector Allocation[3]

3As a percentage of net assets.

2

Overseas Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 93.8%

Communication Services - 6.7%
Entertainment - 2.9%
Sea Ltd. - ADR (Taiwan)*	110,612	$9,154,249
Ubisoft Entertainment S.A. (France)*	208,631	9,432,817
		18,587,066
Interactive Media & Services - 2.7%
Auto Trader Group plc (United Kingdom)[1]	2,256,070	17,805,271
Media - 1.1%
S4 Capital plc (United Kingdom)*	1,824,760	6,901,886
Total Communication Services		43,294,223
Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 2.8%
Accor S.A. (France)*	346,566	11,385,950
Restaurant Brands International, Inc. (Canada)	112,360	6,414,632
		17,800,582
Household Durables - 3.5%
Nikon Corp. (Japan)	1,152,000	12,944,821
Sony Group Corp. (Japan)	114,100	9,846,954
		22,791,775
Internet & Direct Marketing Retail - 1.5%
MercadoLibre, Inc. (Brazil)*	9,673	9,417,923
Textiles, Apparel & Luxury Goods - 4.4%
adidas AG (Germany)	79,776	16,087,565
lululemon athletica, Inc. (United States)*	33,556	11,899,964
		27,987,529
Total Consumer Discretionary		77,997,809
Consumer Staples - 16.8%
Beverages - 4.7%
Diageo plc (United Kingdom)	408,175	20,363,377
Heineken N.V. (Netherlands)	101,690	9,926,067
		30,289,444
Food Products - 6.4%
Danone S.A. (France)	110,117	6,658,911
Kerry Group plc - Class A (Ireland)	56,176	6,222,602
Nestle S.A. (Switzerland)	219,825	28,378,108
		41,259,621
Household Products - 1.5%
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	7,027,500	9,780,266
Personal Products - 4.2%
Beiersdorf AG (Germany)	148,757	14,941,225
Unilever plc - ADR (United Kingdom)	251,577	11,637,952
		26,579,177
Total Consumer Staples		107,908,508
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
BP plc - ADR (United Kingdom)	118,894	3,414,636
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Cameco Corp. (Canada)	162,259	$4,187,905
Shell plc - ADR (Netherlands)	74,166	3,962,689
TotalEnergies SE - ADR (France)	64,328	3,133,417
Total Energy		14,698,647
Financials - 12.6%
Banks - 4.0%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	239,661	7,676,342
FinecoBank Banca Fineco S.p.A. (Italy)	1,297,390	18,035,488
		25,711,830
Capital Markets - 6.6%
Allfunds Group plc (United Kingdom)	495,442	4,247,186
Avanza Bank Holding AB (Sweden)	405,245	10,261,507
Deutsche Boerse AG (Germany)	109,945	19,140,826
Intermediate Capital Group plc (United Kingdom)	444,257	8,501,514
		42,151,033
Insurance - 2.0%
Admiral Group plc (United Kingdom)	418,648	13,177,900
Total Financials		81,040,763
Health Care - 13.2%
Health Care Equipment & Supplies - 8.2%
Alcon, Inc. (Switzerland)	295,192	21,020,622
Getinge AB - Class B (Sweden)	325,184	9,406,855
Medtronic plc (United States)	209,904	21,905,581
		52,333,058
Health Care Providers & Services - 0.2%
Jinxin Fertility Group Ltd. (China)*1	2,516,000	1,577,008
Pharmaceuticals - 4.8%
Dechra Pharmaceuticals plc (United Kingdom)	225,103	10,200,623
Novartis AG - ADR (Switzerland)	233,723	20,574,636
		30,775,259
Total Health Care		84,685,325
Industrials - 16.0%
Aerospace & Defense - 1.2%
Airbus SE (France)	72,651	7,953,243
Airlines - 1.7%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	318,478	5,070,170
Ryanair Holdings plc - ADR (Ireland)*	70,116	6,122,529
		11,192,699
Building Products - 2.2%
Assa Abloy AB - Class B (Sweden)	559,464	14,138,855
Commercial Services & Supplies - 2.1%
Cleanaway Waste Management Ltd. (Australia)	5,975,994	13,395,420

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 1.5%
Rotork plc (United Kingdom)	2,575,749	$9,397,688
Road & Rail - 2.2%
Canadian National Railway Co. (Canada).	117,532	13,824,114
Trading Companies & Distributors - 2.5%
Brenntag SE (Germany)	209,148	16,138,582
Transportation Infrastructure - 2.6%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	730,100	5,088,321
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	39,007	5,998,887
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	26,925	5,875,573
		16,962,781
Total Industrials		103,003,382
Information Technology - 10.6%
Electronic Equipment, Instruments & Components - 2.2%
Keyence Corp. (Japan)	19,100	7,678,281
Softwareone Holding AG (Germany)	488,548	6,605,399
		14,283,680

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 6.3%
Adyen N.V. (Netherlands)*1	9,670	$16,219,426
Atos SE (France)	439,334	10,702,861
Keywords Studios plc (Ireland)	91,845	2,776,392
Shopify, Inc. - Class A (Canada)*	7,424	3,168,712
StoneCo Ltd. - Class A (Brazil)*	615,005	5,793,347
TravelSky Technology Ltd. - Class H (China)	1,178,496	1,779,736
		40,440,474
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	142,984	13,287,503
Total Information Technology		68,011,657
Materials - 3.4%
Chemicals - 3.4%
Air Liquide S.A. (France)	125,822	21,768,261
TOTAL COMMON STOCKS
(Identified Cost $630,247,675)		602,408,575

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[2]
(Identified Cost $27,946,103)	27,946,103	27,946,103

TOTAL INVESTMENTS - 98.2%		630,354,678
(Identified Cost $658,193,778)
OTHER ASSETS, LESS LIABILITIES - 1.8%		11,425,381
NET ASSETS - 100%		$641,780,059

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $35,601,705, which represented 5.5% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2022.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 16.5%, Germany - 11.4%, France - 11.1% and Switzerland - 10.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Statement of Assets and Liabilities

April 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $658,193,778) (Note 2)	$630,354,678
Foreign currency, at value (identified cost $3,511,970)	3,331,175
Receivable for securities sold	5,062,706
Foreign tax reclaims receivable	4,515,066
Dividends receivable	644,721
Receivable for fund shares sold	384,174
Prepaid expenses	48,688

TOTAL ASSETS	644,341,208

LIABILITIES:

Accrued management fees (Note 3)	165,550
Accrued sub-transfer agent fees (Note 3)	116,504
Accrued fund accounting and administration fees (Note 3)	51,329
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	38,515
Payable for securities purchased	2,060,305
Payable for fund shares repurchased	11,987
Other payables and accrued expenses	116,959

TOTAL LIABILITIES	2,561,149

TOTAL NET ASSETS	$641,780,059

NET ASSETS CONSIST OF:

Capital stock	$216,672
Additional paid-in-capital	1,034,025,720
Total distributable earnings (loss)	(392,462,333)

TOTAL NET ASSETS	$641,780,059

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($178,834,635/6,048,575 shares)	$29.57

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($95,120,474/3,220,608 shares)	$29.53

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($270,039,233/9,091,373 shares)	$29.70

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($97,785,717/3,306,621 shares)	$29.57

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $903,347)	$6,053,852

EXPENSES:

Management fees (Note 3)	2,155,877
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	249,678
Sub-transfer agent fees (Note 3)	179,267
Fund accounting and administration fees (Note 3)	61,949
Directors’ fees (Note 3)	44,426
Chief Compliance Officer service fees (Note 3)	3,179
Custodian fees	59,035
Miscellaneous	189,002

Total Expenses	2,942,413
Less reduction of expenses (Note 3)	(1,058,726)

Net Expenses	1,883,687

NET INVESTMENT INCOME	4,170,165

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	30,843,720
Foreign currency and translation of other assets and liabilities	(76,657)

30,767,063

Net change in unrealized appreciation (depreciation) on-
Investments	(185,928,353)
Foreign currency and translation of other assets and liabilities	(509,130)

(186,437,483)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(155,670,420)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(151,500,255)

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,170,165	$7,720,606
Net realized gain (loss) on investments and foreign currency	30,767,063	85,937,999
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(186,437,483)	124,248,349

Net increase (decrease) from operations	(151,500,255)	217,906,954

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(3,088,719)	(1,272,258)
Class I	(2,089,931)	(729,781)
Class W	(7,823,713)	(4,436,340)
Class Z	(2,171,060)	(861,730)

Total distributions to shareholders	(15,173,423)	(7,300,109)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	17,180,521	(2,282,508)

Net increase (decrease) in net assets	(149,493,157)	208,324,337

NET ASSETS:

Beginning of period	791,273,216	582,948,879

End of period	$641,780,059	$791,273,216

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS						FOR THE
	ENDED						PERIOD
	4/30/22						9/21/18[1] TO
	(UNAUDITED)		10/31/21	10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$37.19		$27.36	$24.14		$22.17	$24.72
Income (loss) from investment operations:
Net investment income[2]	0.11		0.18	0.19		0.35	0.01
Net realized and unrealized gain (loss) on investments	(7.21)		9.83	3.34	[3]	1.81	(2.56)
Total from investment operations	(7.10)		10.01	3.53		2.16	(2.55)
Less distributions to shareholders:
From net investment income	(0.52)		(0.18)	(0.31)		(0.19)	—
Net asset value - End of period	$29.57		$37.19	$27.36		$24.14	$22.17
Net assets - End of period (000’s omitted)	$178,835		$222,471	$190,201		$272,760	$500,950
Total return[4]	(19.27%	)	36.72%	14.70%	[3]	9.88%	(10.32%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5]	1.05%	1.05%		1.05%	1.05%	[5]
Net investment income	0.64%	[5]	0.53%	0.77%		1.55%	0.38%	[5]
Series portfolio turnover	18%		47%	66%		43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.04%	[5]	0.03%	0.06%	0.04%	0.06%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.39. Excluding the proceeds from the settlement, the total return would have been 10.21%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

8

Overseas Series

Financial Highlights - Class I*

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20		10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$37.24	$27.39	$24.22		$22.18	$24.73	$20.88
Income (loss) from investment operations:
Net investment income[1]	0.16	0.28	0.27		0.42	0.41	0.26
Net realized and unrealized gain (loss) on investments	(7.22)	9.85	3.34	[2]	1.81	(2.51)	3.94
Total from investment operations	(7.06)	10.13	3.61		2.23	(2.10)	4.20
Less distributions to shareholders:
From net investment income	(0.65)	(0.28)	(0.44)		(0.19)	(0.45)	(0.35)
Net asset value - End of period	$29.53	$37.24	$27.39		$24.22	$22.18	$24.73
Net assets - End of period (000’s omitted)	$95,120	$117,732	$52,357		$74,325	$140,653	$755,482
Total return[3]	(19.15% )	37.16%	15.02%	[2]	10.18%	(8.69% )	20.49% [4]
Ratios (to average net assets)/ Supplemental Data:
Expenses**	0.75% [5]	0.75% [6]	0.75%		0.75%	0.75%	0.75%
Net investment income	0.94% [5]	0.81%	1.10%		1.86%	1.62%	1.16%
Series portfolio turnover	18%	47%	66%		43%	34%	44%

*Effective March 1, 2017, Class A shares of the Series have been redesignated as Class I shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.02%	[5]	N/A	0.04%	0.05%	0.02%	0.02%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.60. Excluding the proceeds from the settlement, the total return would have been 10.57%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds. Excluding this amount, the Class’ total return is 20.10%.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

The accompanying notes are an integral part of the financial statements.

9

Overseas Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS					FOR THE
	ENDED					PERIOD
	4/30/22					3/1/19[1] TO
	(UNAUDITED)		10/31/21	10/31/20		10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$37.57		$27.59	$24.31		$22.95
Income (loss) from investment operations:
Net investment income[2]	0.27		0.53	0.45		0.35
Net realized and unrealized gain (loss) on investments	(7.25)		9.91	3.36	[3]	1.01
Total from investment operations	(6.98)		10.44	3.81		1.36
Less distributions to shareholders:
From net investment income	(0.89)		(0.46)	(0.53)		—
Net asset value - End of period	$29.70		$37.57	$27.59		$24.31
Net assets - End of period (000’s omitted)	$270,039		$331,922	$267,777		$107,192
Total return[4]	(18.86%	)	38.13%	15.80%	[3]	5.93%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5]	0.05%	0.05%		0.05%	[5]
Net investment income	1.63%	[5]	1.51%	1.78%		2.23%	[5]
Series portfolio turnover	18%		47%	66%		43%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.65%	[5]	0.64%	0.66%	0.67%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.35. Excluding the proceeds from the settlement, the total return would have been 11.44%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

Overseas Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS						FOR THE
	ENDED						PERIOD
	4/30/22						5/1/18[1] TO
	(UNAUDITED)		10/31/21	10/31/20		10/31/19	10/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$37.29		$27.41	$24.24		$22.19	$24.85
Income (loss) from investment operations:
Net investment income[2]	0.17		0.33	0.29		0.44	0.13
Net realized and unrealized gain (loss) on investments	(7.22)		9.85	3.34	[3]	1.82	(2.79)
Total from investment operations	(7.05)		10.18	3.63		2.26	(2.66)
Less distributions to shareholders:
From net investment income	(0.67)		(0.30)	(0.46)		(0.21)	—
Net asset value - End of period	$29.57		$37.29	$27.41		$24.24	$22.19
Net assets - End of period (000’s omitted)	$97,786		$119,148	$72,614		$50,566	$104,538
Total return[4]	(19.11%	)	37.31%	15.11%	[3]	10.36%	(10.71%	)
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[5]	0.65%	0.65%		0.65%	0.65%	[5]
Net investment income	1.03%	[5]	0.94%	1.14%		1.95%	1.04%	[5]
Series portfolio turnover	18%		47%	66%		43%	34%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%	[5]	0.04%	0.06%	0.07%	0.09%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.34. Excluding the proceeds from the settlement, the total return would have been 11.91%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

11

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue four classes of shares (Class I, S, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, 75 million have been designated as Overseas Series Class W common stock and 100 million have been designated as Overseas Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices.

12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$43,294,223	$9,154,249	$34,139,974	$—
Consumer Discretionary	77,997,809	27,732,519	50,265,290	—
Consumer Staples	107,908,508	21,418,218	86,490,290	—
Energy	14,698,647	14,698,647	—	—
Financials	81,040,763	7,676,342	73,364,421	—
Health Care	84,685,325	63,500,839	21,184,486	—
Industrials	103,003,382	41,979,594	61,023,788	—
Information Technology	68,011,657	22,249,562	45,762,095	—
Materials	21,768,261	—	21,768,261	—
Short-Term Investment	27,946,103	27,946,103	—	—
Total assets	$630,354,678	$236,356,073	$393,998,605	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2021 or April 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2018 through October 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, 0.65% of the average daily net assets of the Class Z shares, and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit(a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $905,267 in management fees for Class W shares for the six months ended April 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $40,992, $10,685, $74,730, and $27,052 and for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2022, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

As of April 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2022	2023	2024	2025	Total
Class S	$115,448	$119,905	$75,098	$40,992	$351,443
Class I	24,768	25,538	—	10,685	60,991
Class W	45,443	161,408	136,130	74,730	417,711
Class Z	25,315	33,168	45,611	27,052	131,146

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $124,006,250 and $123,629,062, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	373,127	$12,299,761	203,183	$7,067,304
Reinvested	86,042	2,934,016	38,267	1,220,718
Repurchased	(392,595)	(13,082,960)	(1,212,172)	(42,632,734)
Total	66,574	$2,150,817	(970,722)	$(34,344,712)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	196,861	$6,600,116	1,642,817	$56,074,813	*
Reinvested	58,053	1,975,529	22,864	728,437
Repurchased	(195,782)	(6,229,741)	(415,731)	(13,731,919)
Total	59,132	$2,345,904	1,249,950	$43,071,331

16

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	298,493	$9,960,826	625,437	$21,735,662
Reinvested	217,972	7,439,380	130,002	4,153,562
Repurchased	(259,675)	(8,637,279)	(1,625,314)	(54,816,077)
Total	256,790	$8,762,927	(869,875)	$(28,926,853)

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	64,290	$2,317,259	582,531	$19,364,606
Reinvested	60,999	2,077,626	26,622	848,435
Repurchased	(14,244)	(474,012)	(62,475)	(2,295,315)
Total	111,045	$3,920,873	546,678	$17,917,726

*Includes subscriptions-in-kind of $22,669,944 from unaffiliated benefit plans that transferred their investments from a non-registered investment fund advised by the Advisor.

At April 30, 2022, the Advisor and its affiliates owned 0.7% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended April 30, 2022, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2022.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

17

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2021 were as follows:

Ordinary income	$7,300,109

At April 30, 2022, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$661,908,665
Unrealized appreciation	57,797,293
Unrealized depreciation	(89,351,280)
Net unrealized depreciation	$(31,553,987)

At October 31, 2021, the Series had net short-term capital loss carryforwards of $838,767 and net long-term capital loss carryforwards of $385,660,165, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

18

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/22-SAR

19

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$932.00	$4.17	0.87%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class I
Actual	$1,000.00	$934.40	$2.97	0.62%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.72	$3.11	0.62%
Class R
Actual	$1,000.00	$931.30	$5.12	1.07%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.49	$5.36	1.07%
Class L
Actual	$1,000.00	$928.30	$7.60	1.59%
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.91	$7.95	1.59%
Class W
Actual	$1,000.00	$935.70	$0.48	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Conservative Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Conservative Term Series - as of April 30, 2022

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[3]

Industrials	5.3%
Financials	5.2%
Communication Services	4.4%
Consumer Discretionary	4.1%
Energy	3.9%
Health Care	3.8%
Information Technology	3.5%
Real Estate	3.4%
Consumer Staples	2.0%
Materials	2.0%
Utilities	0.6%

[3]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Five Stock Holdings[4]

Amazon.com, Inc.	0.7%
Microsoft Corp.	0.7%
Johnson & Johnson	0.6%
Mastercard, Inc. - Class A	0.6%
Visa, Inc. - Class A	0.6%

4As a percentage of total investments.
Top Five Bond Holdings[5]

U.S. Treasury Note, 2.50%, 5/15/2024	10.3%
U.S. Treasury Note, 2.125%, 5/15/2025	9.3%
U.S. Treasury Note, 1.75%, 5/15/2023	8.4%
U.S. Treasury Note, 1.625%, 5/15/2026	7.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029	1.6%

5As a percentage of total investments.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 18.2%

Communication Services - 1.8%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	22,547	$31,782
Radius Global Infrastructure, Inc. - Class A*	10,825	134,447
		166,229
Entertainment - 0.5%
Activision Blizzard, Inc.	10,947	827,593
Electronic Arts, Inc.	6,876	811,712
Sea Ltd. - ADR (Taiwan)*	8,629	714,136
Ubisoft Entertainment S.A. (France)*	2,315	104,668
		2,458,109
Interactive Media & Services - 0.9%
Alphabet, Inc. - Class A*	677	1,545,043
Auto Trader Group plc (United Kingdom)[2]	22,379	176,619
Meta Platforms, Inc. - Class A*	11,884	2,382,385
		4,104,047
Media - 0.3%
Charter Communications, Inc. - Class A*	2,897	1,241,335
Comcast Corp. - Class A	1,385	55,068
Omnicom Group, Inc.	147	11,191
Paramount Global - Class B	312	9,085
S4 Capital plc (United Kingdom)*	17,961	67,935
		1,384,614
Total Communication Services		8,112,999
Consumer Discretionary - 1.9%
Distributors - 0.0%##
Genuine Parts Co.	96	12,485
Hotels, Restaurants & Leisure - 0.1%
Accor S.A. (France)*	3,181	104,507
Marriott Vacations Worldwide Corp.	574	85,716
McDonald’s Corp.	163	40,613
Playa Hotels & Resorts N.V.*	5,008	47,276
Restaurant Brands International, Inc. (Canada)	1,214	69,307
		347,419
Household Durables - 0.2%
Garmin Ltd.	123	13,498
Lennar Corp. - Class A	133	10,173
Nikon Corp. (Japan)	11,400	128,100
Sony Group Corp. - ADR (Japan)	8,200	705,610
Sony Group Corp. (Japan)	1,100	94,931
		952,312
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	1,329	3,303,402
eBay, Inc.	241	12,513
MercadoLibre, Inc. (Brazil)*	98	95,416
		3,411,331

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
Dollar General Corp.	4,412	$1,047,982
Dollar Tree, Inc.*	5,671	921,254
Target Corp.	135	30,868
		2,000,104
Specialty Retail - 0.0%##
Best Buy Co., Inc.	144	12,950
The Home Depot, Inc.	261	78,404
Ross Stores, Inc.	140	13,968
The TJX Companies, Inc.	358	21,938
Tractor Supply Co.	49	9,871
		137,131
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG - ADR (Germany)	7,448	745,321
adidas AG (Germany)	791	159,512
lululemon athletica, Inc. *	3,179	1,127,369
VF Corp.	190	9,880
		2,042,082
Total Consumer Discretionary		8,902,864
Consumer Staples - 2.0%
Beverages - 0.7%
The Coca-Cola Co.	24,675	1,594,252
Diageo plc (United Kingdom)	15,376	767,091
Heineken N.V. - ADR (Netherlands)	16,219	791,487
Heineken N.V. (Netherlands)	952	92,925
		3,245,755
Food & Staples Retailing - 0.0%##
The Kroger Co.	370	19,965
Walgreens Boots Alliance, Inc.	358	15,179
Walmart, Inc.	640	97,914
		133,058
Food Products - 0.8%
Archer-Daniels-Midland Co.	259	23,196
Bunge Ltd.	101	11,425
Campbell Soup Co.	214	10,105
Conagra Brands, Inc.	325	11,352
Danone S.A. (France)	1,090	65,914
General Mills, Inc.	297	21,007
The J.M. Smucker Co.	76	10,407
Kerry Group plc - Class A (Ireland)	563	62,363
Mondelez International, Inc. - Class A	27,980	1,804,151
Nestle S.A. (Switzerland)	11,702	1,510,659
Tyson Foods, Inc. - Class A	194	18,073
		3,548,652
Household Products - 0.1%
Colgate-Palmolive Co.	358	27,584
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	72,500	100,899

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	575	$92,316
		220,799
Personal Products - 0.4%
Beiersdorf AG (Germany)	1,435	144,132
Unilever plc - ADR (United Kingdom)	40,940	1,893,885
		2,038,017
Total Consumer Staples		9,186,281
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP plc - ADR (United Kingdom)	1,136	32,626
Cameco Corp. (Canada)	1,624	41,915
Chevron Corp.	376	58,908
ConocoPhillips	350	33,432
Coterra Energy, Inc.	388	11,170
Devon Energy Corp.	257	14,950
Diamondback Energy, Inc.	83	10,477
EOG Resources, Inc.	191	22,301
Jonah Energy Parent LLC*3	2,353	133,392
Marathon Petroleum Corp.	193	16,841
Pioneer Natural Resources Co.	83	19,295
Shell plc - ADR (Netherlands)	709	37,882
TotalEnergies SE - ADR (France)	615	29,957
Total Energy		463,146
Financials - 1.4%
Banks - 0.1%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,879	60,185
Citigroup, Inc.	790	38,086
Fifth Third Bancorp	410	15,387
FinecoBank Banca Fineco S.p.A. (Italy)	12,399	172,363
JPMorgan Chase & Co.	753	89,878
KeyCorp.	478	9,230
Regions Financial Corp.	628	13,012
U.S. Bancorp	631	30,641
		428,782
Capital Markets - 1.0%
Allfunds Group plc (United Kingdom)	3,772	32,335
Avanza Bank Holding AB (Sweden)	4,093	103,642
BlackRock, Inc.	1,167	729,002
Deutsche Boerse AG (Germany)	1,139	198,294
Intercontinental Exchange, Inc.	12,690	1,469,629
Intermediate Capital Group plc (United Kingdom)	4,283	81,961
Moody’s Corp.	4,790	1,515,939
S&P Global, Inc.	1,550	583,575
		4,714,377

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.3%
Admiral Group plc (United Kingdom)	4,001	$125,941
The Allstate Corp.	152	19,234
Chubb Ltd.	164	33,858
Cincinnati Financial Corp.	102	12,511
The Travelers Companies, Inc.	121	20,698
W. R. Berkley Corp.	16,330	1,085,782
		1,298,024
Total Financials		6,441,183
Health Care - 3.2%
Biotechnology - 1.1%
BioMarin Pharmaceutical, Inc.*	20,078	1,633,345
Gilead Sciences, Inc.	524	31,094
Seagen, Inc.*	13,347	1,748,591
Vertex Pharmaceuticals, Inc.*	6,006	1,640,959
		5,053,989
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	379	43,016
Alcon, Inc. (Switzerland)	13,603	968,670
Align Technology, Inc.*	1,935	560,976
Baxter International, Inc	194	13,786
Getinge AB - Class B (Sweden)	3,481	100,698
IDEXX Laboratories, Inc.*	1,633	702,974
Medtronic plc	10,826	1,129,801
		3,519,921
Health Care Providers & Services - 0.0%##
Jinxin Fertility Group Ltd. (China)*2	36,000	22,565
Quest Diagnostics, Inc.	86	11,510
		34,075
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	1,607	888,542
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	667	50,205
Dechra Pharmaceuticals plc (United Kingdom)	2,255	102,186
Johnson & Johnson	15,366	2,772,948
Merck & Co., Inc.	698	61,906
Novartis AG - ADR (Switzerland)	22,353	1,967,735
Pfizer, Inc.	1,039	50,984
Royalty Pharma plc - Class A	256	10,900
Zoetis, Inc.	2,240	397,040
		5,413,904
TotalHealthCare		14,910,431
Industrials - 1.4%
Aerospace & Defense - 0.1%
Airbus SE (France)	721	78,929
General Dynamics Corp.	119	28,147
L3Harris Technologies, Inc.	93	21,600

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.	94	$40,619
Northrop Grumman Corp.	66	29,001
		198,296
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	94	9,978
FedEx Corp.	3,192	634,378
United Parcel Service, Inc. - Class B	4,086	735,399
		1,379,755
Airlines - 0.2%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	3,065	48,795
Ryanair Holdings plc - ADR (Ireland)*	9,727	849,362
		898,157
Building Products - 0.0%##
Assa Abloy AB - Class B (Sweden)	5,549	140,235
Johnson Controls International plc	352	21,074
Trane Technologies plc	93	13,010
		174,319
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd. (Australia)	48,211	108,067
Copart, Inc.*	6,714	763,046
Republic Services, Inc.	152	20,409
Waste Management, Inc.	166	27,297
		918,819
Electrical Equipment - 0.0%##
Eaton Corp. plc	187	27,119
Emerson Electric Co.	281	25,340
		52,459
Industrial Conglomerates - 0.0%##
3M Co.	234	33,747
Honeywell International, Inc.	241	46,636
		80,383
Machinery - 0.1%
Caterpillar, Inc.	205	43,161
Cummins, Inc.	84	15,892
Illinois Tool Works, Inc.	141	27,792
Parker-Hannifin Corp.	53	14,353
Rotork plc (United Kingdom)	26,037	94,997
Stanley Black & Decker, Inc.	78	9,372
		205,567
Road & Rail - 0.5%
Canadian National Railway Co. (Canada)	10,814	1,271,943
Norfolk Southern Corp.	3,274	844,299
Union Pacific Corp.	212	49,669
		2,165,911

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	2,000	$154,327
Transportation Infrastructure - 0.0%##
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	6,200	43,210
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	319	49,059
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	233	50,845
		143,114
TotalIndustrials		6,371,107
Information Technology - 3.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,246	61,029
Motorola Solutions, Inc.	88	18,805
		79,834
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	200	80,401
Softwareone Holding AG (Germany)	5,082	68,711
TE Connectivity Ltd. (Switzerland)	121	15,098
		164,210
IT Services - 1.7%
Adyen N.V. - ADR (Netherlands)*	42,767	712,926
Adyen N.V. (Netherlands)*2	92	154,311
Atos SE (France)	4,358	106,168
Automatic Data Processing, Inc.	149	32,509
Broadridge Financial Solutions, Inc.	76	10,954
Keywords Studios plc (Ireland)	948	28,657
Mastercard, Inc. - Class A	7,575	2,752,603
PayPal Holdings, Inc.*	11,002	967,406
Shopify, Inc. - Class A (Canada)*	73	31,158
StoneCo Ltd. - Class A (Brazil)*	3,986	37,548
Switch, Inc. - Class A	5,297	158,168
TravelSky Technology Ltd. - Class H (China)	36,000	54,366
Visa, Inc. - Class A	12,415	2,646,009
		7,692,783
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	215	33,192
Intel Corp.	1,308	57,016
Microchip Technology, Inc.	224	14,605
QUALCOMM, Inc.	351	49,031
Skyworks Solutions, Inc.	78	8,837
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	8,843	821,780
Texas Instruments, Inc.	222	37,795
		1,022,256

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.3%
Microsoft Corp.	11,194	$3,106,559
Salesforce, Inc.*	8,160	1,435,671
ServiceNow, Inc.*	3,072	1,468,723
		6,010,953
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	158	11,574
Total Information Technology		14,981,610
Materials - 1.3%
Chemicals - 0.8%
Air Liquide S.A. - ADR (France)	39,105	1,347,558
Air Liquide S.A. (France)	1,203	208,129
Dow, Inc.	262	17,423
Eastman Chemical Co.	96	9,857
FMC Corp.	15,872	2,103,675
International Flavors & Fragrances, Inc.	140	16,982
LyondellBasell Industries N.V. - Class A	133	14,102
PPG Industries, Inc.	95	12,159
		3,729,885
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	63,853	1,391,995
Packaging Corp. of America	68	10,960
		1,402,955
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	23,452	523,214
Newmont Corp	7,522	547,978
Nucor Corp.	141	21,824
Steel Dynamics, Inc.	139	11,919
		1,104,935
Total Materials		6,237,775
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.8%
Agree Realty Corp.	625	42,450
American Homes 4 Rent - Class A	1,956	77,477
American Tower Corp.	4,904	1,181,962
Apple Hospitality REIT, Inc.	7,630	134,975
AvalonBay Communities, Inc.	528	120,109
Brandywine Realty Trust	3,770	43,996
Camden Property Trust	508	79,700
CareTrust REIT, Inc.	1,858	30,118
Community Healthcare Trust, Inc.	1,004	36,967
Cousins Properties, Inc.	3,103	111,398
Digital Realty Trust, Inc.	720	105,206
Duke Realty Corp.	2,526	138,299
Equinix, Inc.	1,715	1,233,222
Equity LifeStyle Properties, Inc.	1,459	112,752
Equity Residential	439	35,779
Essex Property Trust, Inc.	324	106,683

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Extra Space Storage, Inc.	541	$102,790
Flagship Communities REIT	3,485	66,738
Getty Realty Corp.	1,636	44,025
Healthcare Trust of America, Inc. - Class A	1,475	44,929
Independence Realty Trust, Inc.	2,270	61,880
Invitation Homes, Inc.	3,703	147,453
Kilroy Realty Corp.	675	47,250
Life Storage, Inc.	1,020	135,140
Mid-America Apartment Communities, Inc	675	132,759
NexPoint Residential Trust, Inc.	935	83,389
Prologis, Inc.	3,342	535,689
Public Storage.	567	210,641
Rexford Industrial Realty, Inc.	1,905	148,666
SBA Communications Corp.	6,561	2,277,389
Sun Communities, Inc.	932	163,631
Terreno Realty Corp.	1,142	83,081
UDR, Inc.	2,257	120,095
Ventas, Inc.	1,013	56,272
Welltower, Inc.	1,040	94,442
Total Real Estate		8,147,352

TOTAL COMMON STOCKS
(Identified Cost $79,428,321)		83,754,748

PREFERRED STOCKS - 0.2%

Information Technology - 0.2%
Software - 0.2%
Argo Blockchain plc (United Kingdom),
8.75%, 11/30/2026	10,500	236,250
Greenidge Generation Holdings, Inc.,
8.50%, 10/31/2026	10,500	221,235
Synchronoss Technologies, Inc.,
8.375%, 6/30/2026	21,100	428,330

TOTAL PREFERRED STOCKS
(Identified Cost $1,054,058)		885,815

CORPORATE BONDS - 19.6%

Non-Convertible Corporate Bonds- 19.6%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	470,000	482,851
Entertainment - 1.0%
Magallanes, Inc., 4.054%, 3/15/2029[2]	4,730,000	4,522,198

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 1.5%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,530,000	$7,236,496

Total Communication Services		12,241,545

Consumer Discretionary - 2.1%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	235,000	233,696

Hotels, Restaurants & Leisure - 0.4%
Expedia Group, Inc., 3.25%, 2/15/2030	1,950,000	1,744,391

Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	1,020,000	846,944
(China), 4.00%, 12/6/2037	3,730,000	3,248,311
Amazon.com, Inc., 3.30%, 4/13/2027	3,750,000	3,724,275
		7,819,530
Total Consumer Discretionary		9,797,617

Energy - 3.8%
Energy Equipment & Services - 0.2%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	225,000	224,332
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	530,000	495,647
		719,979
Oil, Gas & Consumable Fuels - 3.6%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	503,549	508,156
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	4,420,000	5,012,748
Energy Transfer LP, 6.50%, 2/1/2042	4,170,000	4,372,965
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,260,000	2,584,296
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	350,000	354,291
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021- 10/29/2021, cost $422,125)[4]	400,000	412,000
The Williams Companies, Inc., 2.60%, 3/15/2031	4,000,000	3,461,196
		16,705,652
Total Energy		17,425,631

Financials - 3.8%
Banks - 2.2%
Bank of America Corp., 6.11%, 1/29/2037	2,090,000	2,306,243
Citigroup, Inc., 4.45%, 9/29/2027	3,020,000	3,005,818

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	4,850,000	$4,265,083
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	485,000	496,752
		10,073,896
Capital Markets - 0.7%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,980,000	1,812,789
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,780,000	1,659,849
		3,472,638
Consumer Finance - 0.3%
Navient Corp.
5.50%, 1/25/2023	235,000	236,176
6.75%, 6/25/2025	485,000	487,427
Synergy One Lending, Inc., 5.50%, 10/14/2026	550,000	498,543
		1,222,146
Diversified Financial Services - 0.5%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	2,030,000	1,785,954
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	510,000	518,270
		2,304,224
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $170,362)[4]	160,000	162,712
Starwood Property Trust, Inc., 3.75%, 12/31/2024[2]	118,000	113,593
		276,305
Total Financials		17,349,209

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	2,720,000	2,610,448

Industrials - 3.9%
Airlines - 0.9%
Alaska Airlines Pass-Through Trust Series 2020-1, Class B, 8.00%, 8/15/2025[2]	221,606	234,101
Southwest Airlines Co.
5.25%, 5/4/2025	810,000	836,401
5.125%, 6/15/2027	2,530,000	2,618,509
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	88,457	85,057

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
United Airlines Pass-Through Trust Series 2019-2, Class B, 3.50%, 5/1/2028	459,573	$420,196
		4,194,264
Building Products - 0.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	240,000	232,233

Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom), (3 mo. LIBOR US + 8.500%), 8.895%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $503,000)[4,6]	500,000	503,886

Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	530,000	528,618

Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	520,000	499,200
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	508,901
		1,008,101
Road & Rail - 0.4%
BNSF Funding Trust I (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,540,000	1,590,589

Trading Companies & Distributors - 2.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,040,000	1,774,080
Air Lease Corp., 3.625%, 4/1/2027	1,890,000	1,797,258
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,890,000	1,794,894
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	5,050,000	4,372,543
		9,738,775
Total Industrials		17,796,466

Materials - 0.6%
Metals & Mining - 0.6%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	480,000	485,862
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,010,000	1,827,553
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[4,7]	880,000	88
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	245,000	234,657

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	230,000	$236,962

Total Materials		2,785,122

Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITS) - 1.6%
Crown Castle International Corp., 3.10%, 11/15/2029	2,350,000	2,119,544
IIP Operating Partnership LP, 5.50%, 5/25/2026	350,000	349,425
Simon Property Group LP, 2.65%, 2/1/2032	5,970,000	5,153,292

Total Real Estate		7,622,261

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	2,850,000	2,806,348

TOTAL CORPORATE BONDS
(Identified Cost $100,043,832)		90,434,647

U.S. TREASURY SECURITIES - 37.7%

U.S. Treasury Bonds - 1.9%
U.S. Treasury Bond
2.50%, 2/15/2045	4,875,000	4,330,371
2.00%, 2/15/2050	5,295,000	4,291,432

Total U.S. Treasury Bonds
(Identified Cost $9,506,805)		8,621,803
U.S. Treasury Notes - 35.8%
U.S. Treasury Note
1.75%, 5/15/2023	38,435,000	38,268,348
2.50%, 5/15/2024	47,565,000	47,360,620
2.125%, 5/15/2025	43,705,000	42,738,710
1.625%, 5/15/2026	38,260,000	36,358,956

Total U.S. Treasury Notes
(Identified Cost $172,547,032)		164,726,634
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $182,053,837)		173,348,437

ASSET-BACKED SECURITIES - 7.6%

CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	2,116,449	1,893,914
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,761,511	2,572,776
Commonbond Student Loan Trust
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	960,644	936,990

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	1,150,000	$1,134,522
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	2,200,000	2,116,003
DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,492,804
Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,443,948
KREF Ltd. Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 1.624%, 2/15/2039[2,6]	1,450,000	1,427,871
Navient Private Education Refi Loan Trust Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	1,670,323	1,650,908
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 1.368%, 2/25/2045[2,6]	206,415	203,483
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,481,909	1,489,757
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	433,931	433,903
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,750,000	2,639,134
PEAR LLC Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $3,058,765)[4]	3,058,765	2,950,451
Progress Residential Trust Series 2019- SFR2, Class A, 3.147%, 5/17/2036[2]	3,491,238	3,445,176
SLM Student Loan Trust Series 2005- 7, Class A4, (3 mo. LIBOR US + 0.150%), 1.334%, 10/25/2029[6]	133,444	131,902
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	1,848,136	1,812,859
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	276,485	262,994
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	1,926	1,925
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	166,990	166,035
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	186,596	181,830
Store Master Funding I-VII and XIV
Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,105,769	1,991,671
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	394,055	393,261
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	468,671	467,136
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.668%, 10/25/2048[2,6]	768,520	765,109

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,939,355	$1,915,640

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $36,290,070)		34,922,002

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%

CIM Trust Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	106,498	106,615
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	328,704	298,316
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	189,065	172,405
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	106,829	106,675
Series 2021-69, Class WJ, 1.50%, 10/25/2050.	1,263,005	1,138,515
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	3,660,000	3,548,030
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021, Class X1 (IO), 1.502%, 6/25/2022[8]	5,423,659	212
Series K030, Class X1 (IO), 0.257%, 4/25/2023[8]	66,447,063	88,613
Series K032, Class X1 (IO), 0.183%, 5/25/2023[8]	41,932,823	41,630
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	179,256,451	98,584
Series 2014-K41, Class B, 3.964%, 11/25/2047[2,8]	2,500,000	2,478,248
Series 2015-K42, Class B, 3.980%, 1/25/2048[2,8]	490,000	483,906
Series 2015-K43, Class B, 3.859%, 2/25/2048[2,8]	500,000	491,796
Series 2015-K720, Class B, 3.538%, 7/25/2022[2,8]	270,000	270,247
GCT Commercial Mortgage Trust Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 1.354%, 2/15/2038[2,6]	3,100,000	3,036,751
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 1.139%, 12/25/2051[2,6]	1,603,088	1,549,603
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,347,261	1,247,636
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,355,411	1,254,490
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	2,076,477	1,909,406

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]		1,513,712	$1,453,956
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]		2,918,733	2,793,280
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]		341,042	325,927
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]		40,377	38,140
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]		110,031	106,466
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]		398,065	390,789
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]		393,018	382,857
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]		572,046	558,071
NYMT Loan Trust Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]		2,001,513	1,914,003
OBX Trust Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]		2,443,116	2,233,990
PMT Loan Trust Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		679,123	641,214
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,687,088	1,551,920
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		2,541,907	2,235,439
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]		181,106	167,413
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		1,404,698	1,302,990
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		210,000	194,795
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		247,435	229,518
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]		78,210	74,748
Starwood Retail Property Trust Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 2.025%, 11/15/2027[2,6]		2,317,783	1,611,167
Sutherland Commercial Mortgage Trust
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		1,966,993	1,844,358
WinWater Mortgage Loan Trust Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		111,413	105,193

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $41,658,219)			38,477,912

FOREIGN GOVERNMENT BONDS - 0.3%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	254,904

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond
(Mexico), 6.50%, 6/9/2022 MXN	4,996,000	$244,672
(Mexico), 7.75%, 5/29/2031. MXN	908,000	40,828
Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026	400,000	402,489
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	600,000	585,138

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,707,761)		1,528,031

MUNICIPAL BONDS - 1.4%

Hawaii Series GC, G.O. Bond, 2.682%, 10/1/2038	2,660,000	2,172,782
New York City Transitional Finance Authority, Future Tax Secured Public Impt., Revenue Bond, 1.58%, 5/1/2024	950,000	922,849
South Carolina Public Service Authority Series B, Revenue Bond, 1.852%, 12/1/2026	3,460,000	3,168,901

TOTAL MUNICIPAL BONDS
(Identified Cost $7,186,551)		6,264,532

U.S. GOVERNMENT AGENCIES - 4.6%

Mortgage-Backed Securities - 4.6%
Fannie Mae
Pool #888815, UMBS, 4.50%, 11/1/2022	86	86
Pool #888810, UMBS, 5.50%, 11/1/2022	60	60
Pool #AA1563, UMBS, 4.50%, 2/1/2024	4,256	4,322
Pool #AC1557, UMBS, 4.50%, 9/1/2024	10,209	10,415
Pool #AD0462, UMBS, 5.50%, 10/1/2024	3,464	3,565
Pool #MA1834, UMBS, 4.50%, 2/1/2034	313,121	324,949
Pool #MA1903, UMBS, 4.50%, 5/1/2034	333,683	346,288
Pool #886904, UMBS, 6.50%, 9/1/2036	35,232	38,270
Pool #933521, UMBS, 5.00%, 1/1/2038	5,993	6,367
Pool #889260, UMBS, 5.00%, 4/1/2038	8,002	8,502
Pool #889576, UMBS, 6.00%, 4/1/2038	195,938	214,173
Pool #975840, UMBS, 5.00%, 5/1/2038	27,845	29,637
Pool #995196, UMBS, 6.00%, 7/1/2038	246,645	268,600

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #986458, UMBS, 6.00%, 8/1/2038	4,057	$4,357
Pool #987831, UMBS, 6.00%, 9/1/2038	9,017	9,552
Pool #990897, UMBS, 6.00%, 9/1/2038	20,443	21,582
Pool #AD0220, UMBS, 6.00%, 10/1/2038	34,942	38,073
Pool #257497, UMBS, 6.00%, 12/1/2038	9,025	9,897
Pool #971022, UMBS, 5.00%, 1/1/2039	14,531	15,466
Pool #AA1810, UMBS, 5.00%, 1/1/2039	35,346	37,620
Pool #983686, UMBS, 5.00%, 2/1/2039	14,233	15,149
Pool #AE0604, UMBS, 6.00%, 7/1/2039	233,521	253,918
Pool #AA6788, UMBS, 6.00%, 8/1/2039	115,174	125,208
Pool #AC0463, UMBS, 5.00%, 11/1/2039	18,407	19,592
Pool #AC5111, UMBS, 5.00%, 11/1/2039	33,551	35,709
Pool #MA0258, UMBS, 4.50%, 12/1/2039	364,456	379,388
Pool #MA0259, UMBS, 5.00%, 12/1/2039	20,522	21,842
Pool #AC8573, UMBS, 5.00%, 1/1/2040	29,031	30,898
Pool #AL1595, UMBS, 6.00%, 1/1/2040	251,851	274,822
Pool #AE0061, UMBS, 6.00%, 2/1/2040	97,763	106,935
Pool #AL0152, UMBS, 6.00%, 6/1/2040	400,980	437,982
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,887,150	2,682,760
Pool #AI5172, UMBS, 4.00%, 8/1/2041	203,175	206,808
Pool #AL1410, UMBS, 4.50%, 12/1/2041	417,595	434,567
Pool #AB4300, UMBS, 3.50%, 1/1/2042	91,030	90,365
Pool #AL7729, UMBS, 4.00%, 6/1/2043	211,128	214,904
Pool #BC8677, UMBS, 4.00%, 5/1/2046	115,613	116,548
Pool #BD6997, UMBS, 4.00%, 10/1/2046	204,388	206,041
Pool #BE3812, UMBS, 4.00%, 12/1/2046	169,970	171,344
Pool #BE7845, UMBS, 4.50%, 2/1/2047	152,682	157,272

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3184, UMBS, 4.50%, 11/1/2047	717,200	$734,386
Pool #AL8674, 5.66%, 1/1/2049	687,274	741,369
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,665,000	3,562,781
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,620,000	3,605,152
Freddie Mac
Pool #G13078, 6.00%, 3/1/2023	585	588
Pool #C91746, 4.50%, 12/1/2033	48,372	50,252
Pool #C91762, 4.50%, 5/1/2034	461,762	479,721
Pool #G03926, 6.00%, 2/1/2038	166,700	182,068
Pool #G05906, 6.00%, 4/1/2040	31,205	34,040
Pool #G06789, 6.00%, 5/1/2040	134,215	146,934
Pool #A92889, 4.50%, 7/1/2040	559,951	583,191
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,703,719	3,528,805
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	26,422	27,783

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,414,938)		21,050,903

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[9]
(Identified Cost $7,366,589)	7,366,589	7,366,589

TOTAL INVESTMENTS - 99.6%
(Identified Cost $478,204,176)		458,033,616
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,062,404
NET ASSETS - 100%		$460,096,020

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $97,857,821, which represented 21.3% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2022 was $4,029,137, or 0.9% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2022.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.

9Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2022 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $478,204,176) (Note 2)	$458,033,616
Cash	53,408
Receivable for securities sold	10,190,678
Interest receivable	2,967,809
Foreign tax reclaims receivable	269,227
Receivable for fund shares sold	128,570
Dividends receivable	36,692
Prepaid expenses	45,524

TOTAL ASSETS	471,725,524

LIABILITIES:

Foreign currency overdraft, at value (identified cost $584)	571
Accrued management fees (Note 3)	154,985
Accrued sub-transfer agent fees (Note 3)	140,978
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	131,832
Accrued fund accounting and administration fees (Note 3)	56,224
Payable for securities purchased	10,826,587
Payable for fund shares repurchased	200,921
Other payables and accrued expenses	117,406

TOTAL LIABILITIES	11,629,504

TOTAL NET ASSETS	$460,096,020

NET ASSETS CONSIST OF:

Capital stock	$433,008
Additional paid-in-capital	456,941,260
Total distributable earnings (loss)	2,721,752

TOTAL NET ASSETS	$460,096,020

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Conservative Term Series

April 30, 2022 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($253,273,858/19,570,397 shares)	$12.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($100,289,713/11,186,785 shares)	$8.97

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($22,493,543/2,662,652 shares)	$8.45

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($82,281,456/9,745,418 shares)	$8.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,757,450/135,575 shares)	$12.96

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Conservative Term Series

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$3,001,333
Dividends (net of foreign taxes withheld, $47,789)	940,578

Total Investment Income	3,941,911

EXPENSES:

Management fees (Note 3)	990,727
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	444,294
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	341,583
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	57,641
Sub-transfer agent fees (Note 3)	211,241
Fund accounting and administration fees (Note 3)	66,536
Directors’ fees (Note 3)	30,735
Chief Compliance Officer service fees (Note 3)	3,179
Custodian fees	14,933
Miscellaneous	202,149

Total Expenses	2,363,018
Less reduction of expenses (Note 3)	(3,984)

Net Expenses	2,359,034

NET INVESTMENT INCOME	1,582,877

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	23,009,462
Foreign currency and translation of other assets and liabilities	(587)

23,008,875
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(58,924,195)
Foreign currency and translation of other assets and liabilities	(10,308)

(58,934,503)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(35,925,628)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,342,751)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,582,877	$5,636,226
Net realized gain (loss) on investments and foreign currency	23,008,875	30,951,924
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(58,934,503)	17,333,085

Net increase (decrease) from operations	(34,342,751)	53,921,235

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(14,205,450)	(27,201,997)
Class I	(8,178,570)	(13,575,779)
Class R	(1,716,133)	(2,959,670)
Class L	(6,722,502)	(11,676,531)
Class W	(105,312)	(186,001)

Total distributions to shareholders	(30,927,967)	(55,599,978)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(2,030,173)	24,443,476

Net increase (decrease) in net assets	(67,300,891)	22,764,733

NET ASSETS:

Beginning of period	527,396,911	504,632,178

End of period	$460,096,020	$527,396,911

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.61	$14.47	$14.23	$13.39	$14.10	$13.36
Income (loss) from investment operations:
Net investment income[1]	0.05	0.17	0.21	0.27	0.23	0.19
Net realized and unrealized gain (loss) on investments	(1.00)	1.34	0.59 [2]	1.07	(0.33)	0.73
Total from investment operations	(0.95)	1.51	0.80	1.34	(0.10)	0.92
Less distributions to shareholders:
From net investment income	(0.08)	(0.19)	(0.21)	(0.23)	(0.18)	(0.16)
From net realized gain on investments	(0.64)	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)
Total distributions to shareholders	(0.72)	(1.37)	(0.56)	(0.50)	(0.61)	(0.18)
Net asset value - End of period	$12.94	$14.61	$14.47	$14.23	$13.39	$14.10
Net assets - End of period (000’s omitted)	$253,274	$291,698	$294,276	$609,145	$596,934	$627,523
Total return[3]	(6.80% )	10.99%	5.86% [2]	10.40%	(0.75% )	7.02%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.87% [4]	0.87%	0.87%	0.87%	0.88%	0.87%
Net investment income	0.72% [4]	1.15%	1.47%	2.01%	1.71%	1.42%
Series portfolio turnover	33%	73%	108%	68%	80%	58%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 5.78%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.35	$10.68	$10.65	$10.15	$10.85	$10.33
Income (loss) from investment operations:
Net investment income[1]	0.05	0.14	0.19	0.23	0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.68)	0.97	0.44 [2]	0.80	(0.26)	0.56
Total from investment operations	(0.63)	1.11	0.63	1.03	(0.06)	0.73
Less distributions to shareholders:
From net investment income	(0.11)	(0.26)	(0.25)	(0.26)	(0.21)	(0.19)
From net realized gain on investments	(0.64)	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)
Total distributions to shareholders	(0.75)	(1.44)	(0.60)	(0.53)	(0.64)	(0.21)
Net asset value - End of period	$8.97	$10.35	$10.68	$10.65	$10.15	$10.85
Net assets - End of period (000’s omitted)	$100,290	$115,216	$99,139	$207,346	$192,157	$213,824
Total return[3]	(6.56% )	11.16%	6.27% [2]	10.69%	(0.62% )	7.25%
Ratios (to average net assets)/ Supplemental Data:
Expenses	0.62% [4]	0.62%	0.60%	0.64%	0.68%	0.67%
Net investment income	0.97% [4]	1.40%	1.77%	2.23%	1.92%	1.62%
Series portfolio turnover	33%	73%	108%	68%	80%	58%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share by less than $0.01. Excluding the proceeds from the settlement, the total return would have been 6.17%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.80	$10.18	$10.19	$9.73	$10.42	$9.92
Income (loss) from investment operations:
Net investment income[1]	0.02	0.09	0.13	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.65)	0.94	0.42 [2]	0.77	(0.24)	0.54
Total from investment operations	(0.63)	1.03	0.55	0.94	(0.10)	0.65
Less distributions to shareholders:
From net investment income	(0.08)	(0.23)	(0.21)	(0.21)	(0.16)	(0.13)
From net realized gain on investments	(0.64)	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)
Total distributions to shareholders	(0.72)	(1.41)	(0.56)	(0.48)	(0.59)	(0.15)
Net asset value - End of period	$8.45	$9.80	$10.18	$10.19	$9.73	$10.42
Net assets - End of period (000’s omitted)	$22,494	$23,527	$22,539	$8,850	$10,886	$13,672
Total return[3]	(6.87% )	10.81%	5.69% [2]	10.12%	(1.08% )	6.72%
Ratios (to average net assets)/ Supplemental Data:
Expenses	1.07% [4]	1.05%	1.04%	1.10%	1.18%	1.17%
Net investment income	0.52% [4]	0.96%	1.25%	1.77%	1.40%	1.12%
Series portfolio turnover	33%	73%	108%	68%	80%	58%

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class L*

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.79	$10.16	$10.17	$9.71	$10.40	$9.91
Income (loss) from investment operations:
Net investment income[1]	0.00 [2]	0.04	0.08	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.66)	0.94	0.42 [3]	0.76	(0.24)	0.54
Total from investment operations	(0.66)	0.98	0.50	0.89	(0.15)	0.60
Less distributions to shareholders:
From net investment income	(0.05)	(0.17)	(0.16)	(0.16)	(0.11)	(0.09)
From net realized gain on investments	(0.64)	(1.18)	(0.35)	(0.27)	(0.43)	(0.02)
Total distributions to shareholders	(0.69)	(1.35)	(0.51)	(0.43)	(0.54)	(0.11)
Net asset value - End of period	$8.44	$9.79	$10.16	$10.17	$9.71	$10.40
Net assets - End of period (000’s omitted)	$82,281	$94,971	$86,903	$87,628	$93,290	$112,666
Total return[4]	(7.17% )	10.26%	5.16% [3]	9.61%	(1.58% )	6.13%
Ratios (to average net assets)/ Supplemental Data:
Expenses	1.59% [5]	1.58%	1.55%	1.59%	1.68%	1.67%
Net investment income	0.01% [5]	0.44%	0.79%	1.29%	0.91%	0.62%
Series portfolio turnover	33%	73%	108%	68%	80%	58%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Conservative Term Series - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 4/30/22			4/1/19[1] TO
	(UNAUDITED)	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$14.64	$14.52	$14.28	$13.62
Income (loss) from investment operations:
Net investment income[2]	0.10	0.28	0.32	0.23
Net realized and unrealized gain (loss) on investments	(0.99)	1.35	0.593	0.54
Total from investment operations	(0.89)	1.63	0.91	0.77
Less distributions to shareholders:
From net investment income	(0.15)	(0.33)	(0.32)	(0.11)
From net realized gain on investments	(0.64)	(1.18)	(0.35)	(0.00)[4]
Total distributions to shareholders	(0.79)	(1.51)	(0.67)	(0.11)
Net asset value - End of period	$12.96	$14.64	$14.52	$14.28
Net assets - End of period (000’s omitted)	$1,757	$1,985	$1,775	$1,577
Total return[5]	(6.43% )	11.84%	6.66% [3]	5.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.09%	0.08%	[6]
Net investment income	1.49% [6]	1.92%	2.26%	2.81%	[6]
Series portfolio turnover	33%	73%	108%	68%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.43% [6]	0.42%	0.40%	0.40%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. These proceeds impacted the net realized and unrealized gain (loss) on investments per share and total return by less than $0.01 and by less than 0.01%, respectively.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$911.90	$5.02	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$913.10	$4.03	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$911.50	$5.92	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Class L
Actual	$1,000.00	$909.30	$8.43	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class W
Actual	$1,000.00	$915.70	$0.47	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Moderate Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Moderate Term Series - as of April 30, 2022

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]
Health Care	7.3%
Information Technology	7.1%
Financials	5.9%
Industrials	5.9%
Communication Services	5.8%
Consumer Discretionary	5.5%
Real Estate	5.1%
Consumer Staples	4.3%
Materials	3.5%
Energy	2.8%
Utilities	0.4%

[4]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]
Amazon.com, Inc.	1.5%
Microsoft Corp.	1.4%
Johnson & Johnson	1.4%
Mastercard, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.2%
Meta Platforms, Inc. - Class A	1.1%
FMC Corp.	1.1%
SBA Communications Corp.	1.0%
Novartis AG - ADR (Switzerland)	0.9%
Unilever plc - ADR (United Kingdom)	0.9%

5As a percentage of total investments.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 38.4%

Communication Services - 3.8%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	46,262	$65,211
Radius Global Infrastructure, Inc. - Class A*	22,201	275,736
		340,947
Entertainment - 1.2%
Activision Blizzard, Inc.	21,760	1,645,056
Electronic Arts, Inc.	12,644	1,492,624
Sea Ltd. - ADR (Taiwan)*	26,093	2,159,457
Ubisoft Entertainment S.A. (France)*	3,629	164,078
		5,461,215
Interactive Media & Services - 1.9%
Alphabet, Inc. - Class A*	1,366	3,117,471
Auto Trader Group plc (United Kingdom)[2]	45,845	361,816
Meta Platforms, Inc. - Class A*	24,110	4,833,332
		8,312,619
Media - 0.6%
Charter Communications, Inc. - Class A*	5,914	2,534,090
Comcast Corp. - Class A	2,857	113,594
Omnicom Group, Inc.	303	23,068
Paramount Global - Class B	642	18,695
S4 Capital plc (United Kingdom)*	34,477	130,404
		2,819,851
Total Communication Services		16,934,632
Consumer Discretionary - 3.9%
Distributors - 0.0%##
Genuine Parts Co.	197	25,620
Hotels, Restaurants & Leisure - 0.2%
Accor S.A. (France)*	6,964	228,793
Marriott Vacations Worldwide Corp.	1,178	175,911
McDonald’s Corp.	335	83,468
Playa Hotels & Resorts N.V.*	10,277	97,015
Restaurant Brands International, Inc. (Canada)	2,711	154,771
		739,958
Household Durables - 0.4%
Garmin Ltd.	253	27,764
Lennar Corp. - Class A	275	21,035
Nikon Corp. (Japan)	23,400	262,942
Sony Group Corp. - ADR (Japan)	17,289	1,487,718
Sony Group Corp. (Japan)	2,300	198,493
		1,997,952
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.*	2,615	6,499,922
eBay, Inc.	497	25,804
MercadoLibre, Inc. (Brazil)*	198	192,779
		6,718,505
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.8%
Dollar General Corp.	7,958	$1,890,264
Dollar Tree, Inc.*	11,257	1,828,699
Target Corp.	278	63,565
		3,782,528
Specialty Retail - 0.1%
Best Buy Co., Inc.	297	26,709
The Home Depot, Inc.	537	161,315
Ross Stores, Inc.	288	28,734
The TJX Companies, Inc.	737	45,163
Tractor Supply Co.	102	20,548
		282,469
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG - ADR (Germany)	14,733	1,474,331
adidas AG (Germany)	1,621	326,890
lululemon athletica, Inc. *	6,303	2,235,233
VF Corp.	391	20,332
		4,056,786
Total Consumer Discretionary		17,603,818
Consumer Staples - 4.2%
Beverages - 1.4%
The Coca-Cola Co.	46,159	2,982,333
Diageo plc (United Kingdom)	33,375	1,665,040
Heineken N.V. - ADR (Netherlands)	34,865	1,701,412
Heineken N.V. (Netherlands)	1,939	189,268
		6,538,053
Food & Staples Retailing - 0.1%
The Kroger Co.	764	41,225
Walgreens Boots Alliance, Inc.	739	31,334
Walmart, Inc.	1,319	201,794
		274,353
Food Products - 1.7%
Archer-Daniels-Midland Co.	535	47,915
Bunge Ltd.	203	22,963
Campbell Soup Co.	441	20,824
Conagra Brands, Inc.	670	23,403
Danone S.A. (France)	2,198	132,916
General Mills, Inc.	613	43,357
The J.M. Smucker Co.	157	21,498
Kerry Group plc - Class A (Ireland)	1,141	126,388
Mondelez International, Inc. - Class A	58,769	3,789,425
Nestle S.A. (Switzerland)	24,898	3,214,185
Tyson Foods, Inc. - Class A	401	37,357
		7,480,231
Household Products - 0.1%
Colgate-Palmolive Co.	739	56,940
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	141,300	196,649

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	1,187	$190,573
		444,162
Personal Products - 0.9%
Beiersdorf AG (Germany)	2,817	282,941
Unilever plc - ADR (United Kingdom)	82,619	3,821,955
		4,104,896
Total Consumer Staples		18,841,695
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
BP plc - ADR (United Kingdom)	2,367	67,980
Cameco Corp. (Canada)	3,300	85,173
Chevron Corp.	776	121,576
ConocoPhillips	721	68,870
Coterra Energy, Inc.	801	23,061
Devon Energy Corp.	530	30,830
Diamondback Energy, Inc.	171	21,585
EOG Resources, Inc.	394	46,003
Jonah Energy Parent LLC*3	5,224	296,149
Marathon Petroleum Corp.	398	34,729
Pioneer Natural Resources Co.	172	39,985
Shell plc - ADR (Netherlands)	1,477	78,916
TotalEnergies SE - ADR (France)	1,281	62,398
Total Energy		977,255
Financials - 3.0%
Banks - 0.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,887	124,501
Citigroup, Inc.	1,628	78,486
Fifth Third Bancorp.	845	31,713
FinecoBank Banca Fineco S.p.A. (Italy)	25,831	359,086
JPMorgan Chase & Co.	1,553	185,366
KeyCorp.	985	19,020
Regions Financial Corp.	1,296	26,853
U.S. Bancorp.	1,303	63,274
		888,299
Capital Markets - 2.2%
Allfunds Group plc (United Kingdom)	10,393	89,094
Avanza Bank Holding AB (Sweden)	8,352	211,487
BlackRock, Inc.	2,300	1,436,764
Deutsche Boerse AG (Germany)	2,435	423,920
Intercontinental Exchange, Inc.	28,222	3,268,390
Intermediate Capital Group plc (United Kingdom)	7,839	150,011
Moody’s Corp.	10,208	3,230,628
S&P Global, Inc.	3,085	1,161,503
		9,971,797
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.6%
Admiral Group plc (United Kingdom)	8,335	$262,363
The Allstate Corp.	307	38,848
Chubb Ltd.	338	69,780
Cincinnati Financial Corp.	210	25,758
The Travelers Companies, Inc.	249	42,594
W. R. Berkley Corp.	34,253	2,277,482
		2,716,825
Total Financials		13,576,921
Health Care - 6.7%
Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc.*	42,797	3,481,536
Gilead Sciences, Inc.	1,081	64,147
Seagen, Inc.*	23,313	3,054,236
Vertex Pharmaceuticals, Inc.*	12,351	3,374,540
		9,974,459
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	782	88,757
Alcon, Inc. (Switzerland)	27,869	1,984,551
Align Technology, Inc.*	3,814	1,105,717
Baxter International, Inc.	399	28,353
Getinge AB - Class B (Sweden)	7,683	222,252
IDEXX Laboratories, Inc.*	3,260	1,403,365
Medtronic plc	19,460	2,030,846
		6,863,841
Health Care Providers & Services - 0.0%##
Jinxin Fertility Group Ltd. (China)*2	74,000	46,382
Quest Diagnostics, Inc.	177	23,690
		70,072
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	3,276	1,811,366
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	1,377	103,647
Dechra Pharmaceuticals plc (United Kingdom)	5,409	245,111
Johnson & Johnson	34,165	6,165,416
Merck & Co., Inc.	1,441	127,802
Novartis AG - ADR (Switzerland)	44,752	3,939,518
Pfizer, Inc.	2,141	105,059
Royalty Pharma plc - Class A	528	22,482
Zoetis, Inc.	3,957	701,378
		11,410,413
Total Health Care		30,130,151
Industrials - 2.9%
Aerospace & Defense - 0.1%
Airbus SE (France)	1,476	161,580
General Dynamics Corp.	246	58,186
L3Harris Technologies, Inc.	195	45,291

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.	194	$83,831
Northrop Grumman Corp.	139	61,077
		409,965
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	194	20,593
FedEx Corp.	7,282	1,447,225
United Parcel Service, Inc. - Class B	8,282	1,490,594
		2,958,412
Airlines - 0.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	6,937	110,437
Ryanair Holdings plc - ADR (Ireland)*	19,024	1,661,176
		1,771,613
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	11,369	287,319
Johnson Controls International plc	726	43,465
Trane Technologies plc	193	26,999
		357,783
Commercial Services & Supplies - 0.4%
Cleanaway Waste Management Ltd. (Australia)	119,825	268,592
Copart, Inc.*	13,149	1,494,384
Republic Services, Inc.	314	42,161
Waste Management, Inc.	342	56,238
		1,861,375
Electrical Equipment - 0.0%##
Eaton Corp. plc	385	55,833
Emerson Electric Co.	579	52,214
		108,047
Industrial Conglomerates - 0.0%##
3M Co.	492	70,956
Honeywell International, Inc.	498	96,368
		167,324
Machinery - 0.1%
Caterpillar, Inc.	423	89,058
Cummins, Inc.	174	32,919
Illinois Tool Works, Inc.	291	57,359
Parker-Hannifin Corp.	108	29,249
Rotork plc (United Kingdom)	52,812	192,686
Stanley Black & Decker, Inc.	160	19,224
		420,495
Road & Rail - 1.0%
Canadian National Railway Co. (Canada)	21,789	2,562,822
Norfolk Southern Corp.	6,874	1,772,667
Union Pacific Corp.	437	102,385
		4,437,874
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	4,164	$321,309
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte
S.A.B. de C.V. (Mexico)	13,200	91,995
Grupo Aeroportuario del Pacifico S.A.B.
de C.V. - ADR (Mexico)	850	130,722
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - ADR (Mexico)	544	118,712
		341,429
Total Industrials		13,155,626
Information Technology - 7.0%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,572	125,976
Motorola Solutions, Inc.	182	38,892
		164,868
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	400	160,802
Softwareone Holding AG (Germany)	9,927	134,218
TE Connectivity Ltd. (Switzerland)	250	31,195
		326,215
IT Services - 3.6%
Adyen N.V. - ADR (Netherlands)*	84,999	1,416,933
Adyen N.V. (Netherlands)*2	193	323,718
Atos SE (France)	8,928	217,500
Automatic Data Processing, Inc.	306	66,763
Broadridge Financial Solutions, Inc.	156	22,484
Keywords Studios plc (Ireland)	1,836	55,501
Mastercard, Inc. - Class A	16,436	5,972,514
PayPal Holdings, Inc.*	26,032	2,288,994
Shopify, Inc. - Class A (Canada)*	148	63,169
StoneCo Ltd. - Class A (Brazil)*	14,941	140,744
Switch, Inc. - Class A	10,870	324,578
TravelSky Technology Ltd. - Class H (China)	20,431	30,854
Visa, Inc. - Class A	24,612	5,245,556
		16,169,308
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	443	68,390
Intel Corp.	2,700	117,693
Microchip Technology, Inc.	462	30,123
QUALCOMM, Inc.	723	100,996
Skyworks Solutions, Inc.	160	18,128
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,424	1,619,212
Texas Instruments, Inc.	458	77,975
		2,032,517

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 2.8%
Microsoft Corp.	22,569	$6,263,349
Salesforce, Inc.*	17,295	3,042,882
ServiceNow, Inc.*	6,431	3,074,661
		12,380,892
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	325	23,806
Total Information Technology		31,097,606
Materials - 3.0%
Chemicals - 1.8%
Air Liquide S.A. - ADR (France)	83,671	2,883,303
Air Liquide S.A. (France)	2,505	433,386
Dow, Inc.	540	35,910
Eastman Chemical Co.	199	20,431
FMC Corp.	35,439	4,697,085
International Flavors & Fragrances, Inc.	289	35,056
LyondellBasell Industries N.V. - Class A	275	29,158
PPG Industries, Inc.	196	25,086
		8,159,415
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	130,240	2,839,232
Packaging Corp. of America	140	22,564
		2,861,796
Metals & Mining - 0.5%
Barrick Gold Corp. (Canada)	47,579	1,061,488
Newmont Corp.	15,271	1,112,492
Nucor Corp.	291	45,041
Steel Dynamics, Inc.	287	24,610
		2,243,631
Total Materials		13,264,842
Real Estate - 3.7%
Equity Real Estate Investment Trusts (REITS) - 3.7%
Agree Realty Corp.	1,281	87,006
American Homes 4 Rent - Class A	4,013	158,955
American Tower Corp.	9,371	2,258,598
Apple Hospitality REIT, Inc.	15,652	276,884
AvalonBay Communities, Inc.	1,083	246,361
Brandywine Realty Trust	7,733	90,244
Camden Property Trust	1,043	163,636
CareTrust REIT, Inc.	3,811	61,776
Community Healthcare Trust, Inc.	2,059	75,812
Cousins Properties, Inc.	6,366	228,539
Digital Realty Trust, Inc.	1,476	215,673
Duke Realty Corp.	5,183	283,769
Equinix, Inc.	3,282	2,360,021
Equity LifeStyle Properties, Inc.	2,992	231,222
Equity Residential	901	73,432
Essex Property Trust, Inc.	665	218,965
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Extra Space Storage, Inc.	1,110	$210,900
Flagship Communities REIT	7,150	136,922
Getty Realty Corp.	3,355	90,283
Healthcare Trust of America, Inc. - Class A	3,025	92,141
Independence Realty Trust, Inc.	4,656	126,923
Invitation Homes, Inc.	7,597	302,513
Kilroy Realty Corp.	1,386	97,020
Life Storage, Inc.	2,092	277,169
Mid-America Apartment Communities, Inc.	1,385	272,402
NexPoint Residential Trust, Inc.	1,917	170,902
Prologis, Inc.	6,856	1,098,948
Public Storage	1,163	432,054
Rexford Industrial Realty, Inc.	3,907	304,902
SBA Communications Corp.	13,208	4,584,629
Sun Communities, Inc.	1,912	335,690
Terreno Realty Corp.	2,343	170,453
UDR, Inc.	4,631	246,416
Ventas, Inc.	2,078	115,433
Welltower, Inc.	2,134	193,789
Total Real Estate		16,290,382
TOTAL COMMON STOCKS
(Identified Cost $159,553,002)		171,872,928

PREFERRED STOCKS - 0.2%

Health Care - 0.1%
Pharmaceuticals - 0.1%
Harrow Health, Inc., 8.625%, 4/30/2026	8,355	209,502
Information Technology - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	10,000	210,700
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	20,600	418,180
Total Information Technology		628,880
TOTAL PREFERRED STOCKS
(Identified Cost $986,682)		838,382

CORPORATE BONDS - 14.4%

Non-Convertible Corporate Bonds- 14.4%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	460,000	472,577

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Entertainment - 0.7%
Magallanes, Inc., 4.054%, 3/15/2029[2]	3,300,000	$3,155,022
Interactive Media & Services - 1.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,250,000	5,045,366
Total Communication Services		8,672,965

Consumer Discretionary - 1.5%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	230,000	228,724
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc., 3.25%, 2/15/2030	1,290,000	1,153,981
Internet & Direct Marketing Retail - 1.2%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	800,000	664,270
(China), 4.00%, 12/6/2037	2,440,000	2,124,901
Amazon.com, Inc., 3.30%, 4/13/2027	2,660,000	2,641,752
		5,430,923
Total Consumer Discretionary		6,813,628

Energy - 2.6%
Energy Equipment & Services - 0.2%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	225,000	224,332
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	515,000	481,619
		705,951
Oil, Gas & Consumable Fuels - 2.4%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	186,000	187,702
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,020,000	3,424,999
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	2,860,779
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,270,000	1,452,237
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	151,839
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $423,306)[4]	400,000	412,000
The Williams Companies, Inc., 2.60%, 3/15/2031	2,630,000	2,275,737
		10,765,293
Total Energy		11,471,244

Financials - 2.8%
Banks - 1.6%
Bank of America Corp., 6.11%, 1/29/2037	1,550,000	1,710,372
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc., 4.45%, 9/29/2027	2,135,000	$2,124,974
JPMorgan Chase & Co. (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	3,250,000	2,858,045
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	470,000	481,388
		7,174,779
Capital Markets - 0.5%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,300,000	1,190,215
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,290,000	1,202,924
		2,393,139
Consumer Finance - 0.3%
Navient Corp.
5.50%, 1/25/2023	230,000	231,151
6.75%, 6/25/2025	475,000	477,377
Synergy One Lending, Inc., 5.50%, 10/14/2026	525,000	475,882
		1,184,410
Diversified Financial Services - 0.4%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,370,000	1,205,299
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	495,000	503,027
		1,708,326
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $165,038)[4]	155,000	157,628
Total Financials		12,618,282
Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,910,000	1,833,072
Industrials - 2.9%
Airlines - 0.7%
Alaska Airlines Pass-Through Trust
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	162,415	171,572
Southwest Airlines Co., 5.25%, 5/4/2025	2,237,000	2,309,914
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	81,653	78,514
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	497,174	454,576
		3,014,576

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.0%##
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	230,000	$222,557
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom), (3 mo. LIBOR US + 8.500%), 8.895%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $503,000)[4,6]	500,000	503,886
Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	515,000	513,657
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	505,000	484,800
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	500,000	508,901
		993,701
Road & Rail - 0.3%
BNSF Funding Trust I (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,177,449
Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,430,000	1,243,595
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,160,134
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,220,000	1,158,609
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	3,440,000	2,978,525
		6,540,863
Total Industrials		12,966,689

Materials - 0.5%
Metals & Mining - 0.5%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	480,000	485,862
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,163,815
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[4,7]	497,000	50
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	240,000	229,868
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	225,000	231,810
Total Materials		2,111,405
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.4%
Crown Castle International Corp., 3.10%, 11/15/2029	1,640,000	$1,479,171
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	489,195
SBA Tower Trust, 1.884%, 1/15/2026[2]	520,000	482,014
Simon Property Group LP, 2.65%, 2/1/2032	4,230,000	3,651,328
Total Real Estate		6,101,708

Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	2,000,000	1,969,367
TOTAL CORPORATE BONDS		64,558,360
(Identified Cost $71,371,114)

U.S. TREASURY SECURITIES - 25.8%

U.S. Treasury Bonds - 4.3%
U.S. Treasury Bond
3.875%, 8/15/2040	10,085,000	11,175,441
2.50%, 2/15/2045	4,720,000	4,192,688
2.00%, 2/15/2050	5,010,000	4,060,448
Total U.S. Treasury Bonds
(Identified Cost $22,387,524)		19,428,577
U.S. Treasury Notes - 21.5%
U.S. Treasury Note
2.50%, 5/15/2024	18,975,000	18,893,467
2.125%, 5/15/2025	28,455,000	27,825,878
1.625%, 5/15/2026	27,505,000	26,138,345
2.375%, 5/15/2027	19,300,000	18,800,914
1.625%, 5/15/2031	4,935,000	4,441,500
Total U.S. Treasury Notes
(Identified Cost $102,016,535)		96,100,104
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $124,404,059)		115,528,681

ASSET-BACKED SECURITIES - 6.8%

CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	943,516	875,718
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	818,541	732,475
CLI Funding VIII LLC Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,811,273	1,626,512
Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	734,206	716,128

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	1,142,894	$1,141,134
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,230,000	2,184,182
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,800,000	1,731,275
Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,973,958
Goodgreen Trust Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,234,865	1,139,193
Hotwire Funding LLC Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,788,778
Navient Private Education Refi Loan Trust Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	688,665	665,934
Nelnet Student Loan Trust Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 1.368%, 2/25/2045[2,6]	280,914	276,924
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	38,575	38,779
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,178,057	1,177,983
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,925,000	1,847,393
PEAR LLC Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,394,011)[4]	2,394,011	2,309,237
Progress Residential Trust Series 2019- SFR2, Class A, 3.147%, 5/17/2036[2]	1,590,343	1,569,360
SLM Student Loan Trust Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 1.334%, 10/25/2029[6]	656,955	649,364
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,737,616	1,682,874
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,527,984	1,453,430
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	2,957	2,957
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	108,907	108,284
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	420,199	419,161
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	933,810	909,956
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	318,639	317,996
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	244,058	243,259
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.668%, 10/25/2048[2,6]	403,627	401,836
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,441,477	$1,423,850
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,250,000	1,144,815
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $32,004,796)		30,552,745

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9%

Brean Asset Backed Securities Trust
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,386,741	1,263,820
CIM Trust Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	54,761	54,821
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	687,616	605,291
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,8]	155,573	146,889
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,8]	332,273	309,249
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	285,865	259,437
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	168,324	153,491
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	69,531	65,649
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	55,551	55,471
Series 2021-69, Class WJ, 1.50%, 10/25/2050	985,421	888,292
Fannie Mae-Aces Series 2017-M15, Class A1, 3.057%, 9/25/2027[8]	770,087	765,425
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,541,000	1,493,856
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021, Class X1 (IO), 1.502%, 6/25/2022[8]	4,261,544	167
Series K030, Class X1 (IO), 0.257%, 4/25/2023[8]	53,857,662	71,824
Series K032, Class X1 (IO), 0.183%, 5/25/2023[8]	34,592,116	34,342
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	136,097,164	74,848
Series 2014-K37, Class B, 4.716%, 1/25/2047[2,8]	1,977,000	1,996,558
Series 2014-K41, Class B, 3.964%, 11/25/2047[2,8]	48,000	47,582

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Government National Mortgage Association Series 2017-54, Class AH, 2.60%, 12/16/2056	685,272	$666,541
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 1.139%, 12/25/2051[2,6]	1,274,655	1,232,128
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,018,126	942,839
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,039,148	961,776
Imperial Fund Mortgage Trust Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,173,709	1,127,376
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	295,245	282,159
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	14,044	13,266
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	318,425	312,605
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	368,395	358,871
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	428,058	417,600
PMT Loan Trust Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	310,510	293,177
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,252,136	1,151,816
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,941,092	1,707,062
RCKT Mortgage Trust Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,306,753	1,151,793
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	271,320	250,807
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	503,211	466,776
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	179,430	166,438
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	214,118	198,614
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,8]	90,271	84,821
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]	89,383	85,426
Starwood Retail Property Trust Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 2.025%, 11/15/2027[2,6]	1,910,953	1,328,366
Sutherland Commercial Mortgage Trust
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	183,401	171,967
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		91,772	$86,648
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $23,936,759)			21,745,884

FOREIGN GOVERNMENT BONDS - 0.3%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	337,533
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	5,621,000	275,280
(Mexico), 7.75%, 5/29/2031	MXN	1,081,000	48,607

Mexico Government International Bond
(Mexico), 4.125%, 1/21/2026		200,000	201,245
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		380,000	370,588
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,443,035)			1,233,253

MUNICIPAL BONDS - 1.2%

Clark County Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,530,000	2,172,651
Hawaii Series GC, G.O. Bond, 2.682%, 10/1/2038		1,835,000	1,498,893
New York City Transitional Finance Authority, Future Tax Secured Public Impt., Revenue Bond, 1.58%, 5/1/2024		685,000	665,423
South Carolina Public Service Authority
Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	861,902
TOTAL MUNICIPAL BONDS
(Identified Cost $6,085,830)			5,198,869

U.S. GOVERNMENT AGENCIES - 3.7%

Mortgage-Backed Securities - 3.7%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022		72	72
Pool #AD0462, UMBS, 5.50%, 10/1/2024		3,234	3,328
Pool #MA3463, UMBS, 4.00%, 9/1/2033		450,651	459,692
Pool #MA1834, UMBS, 4.50%, 2/1/2034		302,350	313,771
Pool #MA1903, UMBS, 4.50%, 5/1/2034		250,789	260,262
Pool #889576, UMBS, 6.00%, 4/1/2038		196,116	214,367
Pool #MA3412, UMBS, 3.50%, 7/1/2038		347,993	345,087

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #995196, UMBS, 6.00%, 7/1/2038	411,755	$448,407
Pool #AD0207, UMBS, 6.00%, 10/1/2038	70,907	77,374
Pool #AD0220, UMBS, 6.00%, 10/1/2038	23,085	25,153
Pool #MA0258, UMBS, 4.50%, 12/1/2039	352,277	366,710
Pool #AL1595, UMBS, 6.00%, 1/1/2040	282,802	308,596
Pool #AL0152, UMBS, 6.00%, 6/1/2040	401,344	438,379
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,400,076	2,230,168
Pool #AL7068, UMBS, 4.50%, 9/1/2042	113,154	117,790
Pool #AX5234, UMBS, 4.50%, 11/1/2044	355,629	369,503
Pool #BD1381, UMBS, 3.50%, 6/1/2046	61,472	60,483
Pool #BE7845, UMBS, 4.50%, 2/1/2047	68,153	70,202
Pool #AL8674, 5.66%, 1/1/2049	1,025,091	1,105,776
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,585,000	2,512,903
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,555,000	2,544,521
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	377	379
Pool #G13078, 6.00%, 3/1/2023	545	548
Pool #G13331, 5.50%, 10/1/2023	615	626
Pool #C91762, 4.50%, 5/1/2034	353,647	367,400
Pool #C91771, 4.50%, 6/1/2034	5,709	5,933
Pool #C91780, 4.50%, 7/1/2034	8,545	8,910
Pool #G03781, 6.00%, 1/1/2038	88,366	96,708
Pool #G03926, 6.00%, 2/1/2038	107,325	117,219
Pool #G05900, 6.00%, 3/1/2040	55,000	60,438
Pool #G05906, 6.00%, 4/1/2040	72,538	79,129
Pool #A92889, 4.50%, 7/1/2040	642,509	669,176
Pool #G08772, 4.50%, 7/1/2047	70,418	72,167
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	140,539	138,269
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,616,074	2,492,526
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $16,731,795)		16,381,972
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[9]
(Identified Cost $15,318,851)	15,318,851	$15,318,851

TOTAL INVESTMENTS - 99.1%		443,229,925
(Identified Cost $451,835,923)
OTHER ASSETS, LESS LIABILITIES - 0.9%		4,246,913
NET ASSETS - 100%		$447,476,838

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

ADR - American Depositary Receipt

CAD - Canadian Dollar

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $68,556,602, which represented 15.3% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2022 was $3,382,801, or 0.8% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2022.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.

9Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2022 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $451,835,923) (Note 2)	$443,229,925
Cash	49,637
Receivable for securities sold	11,000,174
Interest receivable	2,079,092
Foreign tax reclaims receivable	315,709
Receivable for fund shares sold	302,497
Dividends receivable	61,677
Prepaid expenses	45,953

TOTAL ASSETS	457,084,664

LIABILITIES:

Foreign currency overdraft, at value (identified cost $518)	525
Accrued management fees (Note 3)	227,488
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	139,142
Accrued sub-transfer agent fees (Note 3)	120,554
Accrued fund accounting and administration fees (Note 3)	54,921
Payable for securities purchased	7,763,898
Payable for fund shares repurchased	1,180,325
Other payables and accrued expenses	120,973

TOTAL LIABILITIES	9,607,826

TOTAL NET ASSETS	$447,476,838

NET ASSETS CONSIST OF:

Capital stock	$408,855
Additional paid-in-capital	439,617,554
Total distributable earnings (loss)	7,450,429

TOTAL NET ASSETS	$447,476,838

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Moderate Term Series

April 30, 2022 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($215,309,389/15,851,798 shares)	$13.58

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($109,459,886/11,989,770 shares)	$9.13

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($24,637,876/2,499,989 shares)	$9.86

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($97,903,369/10,531,819 shares)	$9.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($166,318/12,172 shares)	$13.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Moderate Term Series

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$2,402,722
Dividends (net of foreign taxes withheld, $92,192)	1,354,171
Total Investment Income	3,756,893

EXPENSES:

Management fees (Note 3)	1,449,645
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	521,654
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	288,221
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	66,189
Sub-transfer agent fees (Note 3)	180,660
Fund accounting and administration fees (Note 3)	65,682
Directors’ fees (Note 3)	29,600
Chief Compliance Officer service fees (Note 3)	3,179
Custodian fees	24,246
Miscellaneous	200,783

Total Expenses	2,829,859
Less reduction of expenses (Note 3)	(1,465)

Net Expenses	2,828,394

NET INVESTMENT INCOME	928,499

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	16,411,530
Foreign currency and translation of other assets and liabilities	(1,561)
16,409,969
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(61,613,400)
Foreign currency and translation of other assets and liabilities	(13,423)
(61,626,823)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(45,216,854)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,288,355)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$928,499	$2,401,756
Net realized gain (loss) on investments and foreign currency	16,409,969	40,746,447
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(61,626,823)	29,339,798

Net increase (decrease) from operations	(44,288,355)	72,488,001

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(14,925,653)	(14,688,897)
Class I	(11,807,958)	(9,739,740)
Class R	(2,294,242)	(2,614,376)
Class L	(9,164,495)	(7,813,969)
Class W	(15,840)	(18,293)
Total distributions to shareholders	(38,208,188)	(34,875,275)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	20,858,118	(3,097,475)

Net increase (decrease) in net assets	(61,638,425)	34,515,251

NET ASSETS:

Beginning of period	509,115,263	474,600,012
End of period	$447,476,838	$509,115,263

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.88	$14.57	$13.96	$13.13	$14.17	$13.37
Income (loss) from investment operations:
Net investment income[1]	0.04	0.09	0.14	0.20	0.17	0.13
Net realized and unrealized gain (loss) on investments	(1.36)	2.13	1.11 [2]	1.28	(0.38)	0.97
Total from investment operations	(1.32)	2.22	1.25	1.48	(0.21)	1.10
Less distributions to shareholders:
From net investment income	(0.05)	(0.07)	(0.14)	(0.17)	(0.12)	(0.10)
From net realized gain on investments	(0.93)	(0.84)	(0.50)	(0.48)	(0.71)	(0.20)
Total distributions to shareholders	(0.98)	(0.91)	(0.64)	(0.65)	(0.83)	(0.30)
Net asset value - End of period	$13.58	$15.88	$14.57	$13.96	$13.13	$14.17
Net assets - End of period (000’s omitted)	$215,309	$244,965	$237,656	$179,977	$318,691	$426,426
Total return[3]	(8.81% )	15.78%	9.27% [2]	11.85%	(1.67% )	8.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.06% [4]	1.05%	1.07%	1.09%	1.10%	1.08%
Net investment income	0.50% [4]	0.59%	1.02%	1.53%	1.24%	0.98%
Series portfolio turnover	26%	74%	105%	53%	74%	68%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.00%	[5]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 9.12%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.01	$10.37	$10.14	$9.72	$10.72	$10.20
Income (loss) from investment operations:
Net investment income[1]	0.03	0.08	0.13	0.17	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.91)	1.51	0.78 [2]	0.93	(0.29)	0.73
Total from investment operations	(0.88)	1.59	0.91	1.10	(0.14)	0.86
Less distributions to shareholders:
From net investment income	(0.07)	(0.11)	(0.18)	(0.20)	(0.15)	(0.14)
From net realized gain on investments	(0.93)	(0.84)	(0.50)	(0.48)	(0.71)	(0.20)
Total distributions to shareholders	(1.00)	(0.95)	(0.68)	(0.68)	(0.86)	(0.34)
Net asset value - End of period	$9.13	$11.01	$10.37	$10.14	$9.72	$10.72
Net assets - End of period (000’s omitted)	$109,460	$127,248	$108,333	$111,637	$125,647	$140,706
Total return[3]	(8.69% )	16.10%	9.37% [2]	12.20%	(1.49% )	8.72%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [4]	0.84%	0.85%	0.85%	0.85%	0.83%
Net investment income	0.71% [4]	0.79%	1.26%	1.76%	1.50%	1.24%
Series portfolio turnover	26%	74%	105%	53%	74%	68%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.00%	[4,5]	N/A	0.01%	0.02%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.77. Excluding the proceeds from the settlement, the total return would have been 9.27%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.80	$11.06	$10.76	$10.25	$11.25	$10.68
Income (loss) from investment operations:
Net investment income[1]	0.02	0.04	0.07	0.13	0.11	0.08
Net realized and unrealized gain (loss) on investments	(0.98)	1.61	0.85 [2]	0.99	(0.31)	0.77
Total from investment operations	(0.96)	1.65	0.92	1.12	(0.20)	0.85
Less distributions to shareholders:
From net investment income	(0.05)	(0.07)	(0.12)	(0.13)	(0.09)	(0.08)
From net realized gain on investments	(0.93)	(0.84)	(0.50)	(0.48)	(0.71)	(0.20)
Total distributions to shareholders	(0.98)	(0.91)	(0.62)	(0.61)	(0.80)	(0.28)
Net asset value - End of period	$9.86	$11.80	$11.06	$10.76	$10.25	$11.25
Net assets - End of period (000’s omitted)	$24,638	$28,121	$32,824	$7,610	$16,537	$22,662
Total return[3]	(8.85% )	15.62%	8.89% [2]	11.60%	(1.96% )	8.21%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.25% [4]	1.26% [5]	1.35%	1.35%	1.35%	1.33%
Net investment income	0.30% [4]	0.39%	0.66%	1.26%	1.00%	0.73%
Series portfolio turnover	26%	74%	105%	53%	74%	68%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.01%	0.03%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.84. These proceeds impacted the total return by less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class L*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.18		$10.53	$10.28	$9.84	$10.83	$10.29
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		(0.01)	0.03	0.08	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.92)		1.52	0.80 [2]	0.95	(0.29)	0.75
Total from investment operations	(0.93)		1.51	0.83	1.03	(0.24)	0.77
Less distributions to shareholders:
From net investment income	(0.02)		(0.02)	(0.08)	(0.11)	(0.04)	(0.03)
From net realized gain on investments	(0.93)		(0.84)	(0.50)	(0.48)	(0.71)	(0.20)
Total distributions to shareholders	(0.95)		(0.86)	(0.58)	(0.59)	(0.75)	(0.23)
Net asset value - End of period	$9.30		$11.18	$10.53	$10.28	$9.84	$10.83
Net assets - End of period (000’s omitted)	$97,903		$108,544	$95,532	$93,687	$98,571	$116,724
Total return[3]	(9.07%	)	14.94%	8.43% [2]	11.10%	(2.42% )	7.71%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.78%	[4]	1.77%	1.77%	1.80%	1.85%	1.83%
Net investment income (loss)	(0.22%	)[4]	(0.13% )	0.33%	0.81%	0.50%	0.23%
Series portfolio turnover	26%		74%	105%	53%	74%	68%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.01%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.79. Excluding the proceeds from the settlement, the total return would have been 8.32%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Moderate Term Series - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	PERIOD 4/1/19[1] TO 10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.99	$14.65	$14.00	$13.27
Income (loss) from investment operations:
Net investment income[2]	0.11	0.24	0.28	0.23
Net realized and unrealized gain (loss) on investments	(1.37)	2.15	1.11 [3]	0.59
Total from investment operations	(1.26)	2.39	1.39	0.82
Less distributions to shareholders:
From net investment income	(0.14)	(0.21)	(0.24)	(0.09)
From net realized gain on investments	(0.93)	(0.84)	(0.50)	(0.00)[4]
Total distributions to shareholders	(1.07)	(1.05)	(0.74)	(0.09)
Net asset value - End of period	$13.66	$15.99	$14.65	$14.00
Net assets - End of period (000’s omitted)	$166	$238	$255	$132
Total return[5]	(8.43% )	16.98%	10.31% [3]	6.25%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10% [6]
Net investment income	1.47% [6]	1.54%	2.00%	3.15% [6]
Series portfolio turnover	26%	74%	105%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.63%	[6]	0.63%	0.63%	0.64%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.10. Excluding the proceeds from the settlement, the total return would have been 10.16%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$902.50	$4.81	1.02%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.74	$5.11	1.02%
Class I
Actual	$1,000.00	$903.80	$3.73	0.79%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.88	$3.96	0.79%
Class R
Actual	$1,000.00	$901.40	$5.89	1.25%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Class L
Actual	$1,000.00	$898.50	$8.33	1.77%
Hypothetical
(5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class W
Actual	$1,000.00	$906.70	$0.38	0.08%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%

Shareholder Expense Example - Pro-Blend® Extended Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Extended Term Series - as of April 30, 2022

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.
2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.
3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Information Technology	9.7%
Health Care	9.3%
Communication Services	6.8%
Consumer Discretionary	6.6%
Industrials	6.3%
Real Estate	6.0%
Consumer Staples	5.9%
Financials	5.5%
Materials	4.4%
Energy	2.3%
Utilities	0.3%

[4]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Amazon.com, Inc.	2.0%
Microsoft Corp.	1.9%
Mastercard, Inc. - Class A	1.8%
Johnson & Johnson	1.7%
Visa, Inc. - Class A	1.6%
Meta Platforms, Inc. - Class A	1.6%
SBA Communications Corp.	1.5%
FMC Corp.	1.3%
Novartis AG - ADR (Switzerland)	1.2%
Mondelez International, Inc. - Class A	1.2%

5As a percentage of total investments.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 51.0%

Communication Services - 5.2%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	87,977	$124,013
Radius Global Infrastructure, Inc. - Class A*	42,208	524,223
Entertainment - 1.7%
Activision Blizzard, Inc.	41,731	3,154,864
Electronic Arts, Inc.	25,970	3,065,759
Sea Ltd. - ADR (Taiwan)*	53,091	4,393,811
Ubisoft Entertainment S.A. (France)*	6,783	306,679
		10,921,113
Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A*	2,561	5,844,689
Auto Trader Group plc (United Kingdom)[2]	87,064	687,123
Meta Platforms, Inc. - Class A*	48,866	9,796,167
		16,327,979
Media - 0.8%
Charter Communications, Inc. - Class A*	11,114	4,762,238
Comcast Corp. - Class A	5,373	213,630
Omnicom Group, Inc.	574	43,699
Paramount Global - Class B	1,208	35,177
S4 Capital plc (United Kingdom)*	65,816	248,939
		5,303,683
Total Communication Services		33,201,011
Consumer Discretionary - 5.3%
Distributors - 0.0%##
Genuine Parts Co.	373	48,508
Hotels, Restaurants & Leisure - 0.2%
Accor S.A. (France)*	13,015	427,590
Marriott Vacations Worldwide Corp.	2,239	334,350
McDonald’s Corp.	633	157,718
Playa Hotels & Resorts N.V.*	19,494	184,023
Restaurant Brands International, Inc. (Canada)	4,829	275,688
		1,379,369
Household Durables - 0.6%
Garmin Ltd	479	52,565
Lennar Corp. - Class A	520	39,775
Nikon Corp. (Japan)	44,500	500,039
Sony Group Corp. - ADR (Japan)	35,422	3,048,063
Sony Group Corp. (Japan)	4,400	379,725
		4,020,167
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*	4,945	12,291,440
eBay, Inc.	939	48,753
MercadoLibre, Inc. (Brazil)*	369	359,270
		12,699,463
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 1.2%
Dollar General Corp.	15,133	$3,594,541
Dollar Tree, Inc.*	21,426	3,480,654
Target Corp.	523	119,584
		7,194,779
Specialty Retail - 0.1%
Best Buy Co., Inc.	562	50,541
The Home Depot, Inc.	1,016	305,206
Ross Stores, Inc.	557	55,572
The TJX Companies, Inc.	1,393	85,363
Tractor Supply Co.	193	38,880
		535,562
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG - ADR (Germany)	27,665	2,768,437
adidas AG (Germany)	3,079	620,909
lululemon athletica, Inc. *	11,823	4,192,790
VF Corp.	736	38,272
		7,620,408
Total Consumer Discretionary		33,498,256
Consumer Staples - 5.8%
Beverages - 2.0%
The Coca-Cola Co.	88,683	5,729,808
Diageo plc (United Kingdom)	62,910	3,138,507
Heineken N.V. - ADR (Netherlands)	70,815	3,455,772
Heineken N.V. (Netherlands)	3,633	354,621
		12,678,708
Food & Staples Retailing - 0.1%
The Kroger Co.	1,436	77,487
Walgreens Boots Alliance, Inc.	1,389	58,894
Walmart, Inc.	2,545	389,359
		525,740
Food Products - 2.3%
Archer-Daniels-Midland Co.	1,011	90,545
Bunge Ltd.	384	43,438
Campbell Soup Co.	833	39,334
Conagra Brands, Inc.	1,267	44,256
Danone S.A. (France)	4,088	247,207
General Mills, Inc.	1,159	81,976
The J.M. Smucker Co.	296	40,531
Kerry Group plc - Class A (Ireland)	2,139	236,937
Mondelez International, Inc. - Class A	111,222	7,171,595
Nestle S.A. (Switzerland)	51,941	6,705,276
Tyson Foods, Inc. - Class A	758	70,615
		14,771,710
Household Products - 0.2%
Colgate-Palmolive Co.	1,397	107,639
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	265,300	369,221

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
The Procter & Gamble Co.	2,245	$360,435
		837,295
Personal Products - 1.2%
Beiersdorf AG (Germany)	5,374	539,767
Unilever plc - ADR (United Kingdom)	154,827	7,162,297
		7,702,064
Total Consumer Staples		36,515,517
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP plc - ADR (United Kingdom)	4,547	130,590
Cameco Corp. (Canada)	6,259	161,545
Chevron Corp.	1,459	228,582
ConocoPhillips	1,356	129,525
Coterra Energy, Inc.	1,506	43,358
Devon Energy Corp.	1,002	58,286
Diamondback Energy, Inc.	321	40,520
EOG Resources, Inc.	741	86,519
Jonah Energy Parent LLC*3	6,986	396,036
Marathon Petroleum Corp.	752	65,619
Pioneer Natural Resources Co.	325	75,553
Shell plc - ADR (Netherlands)	2,836	151,527
TotalEnergies SE - ADR (France)	2,460	119,827
Total Energy		1,687,487
Financials - 3.3%
Banks - 0.3%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	8,583	274,914
Citigroup, Inc.	3,076	148,294
Fifth Third Bancorp	1,597	59,935
FinecoBank Banca Fineco S.p.A. (Italy)	49,615	689,716
JPMorgan Chase & Co	2,935	350,322
KeyCorp.	1,853	35,781
Regions Financial Corp.	2,449	50,743
U.S. Bancorp	2,463	119,603
		1,729,308
Capital Markets - 2.9%
Allfunds Group plc (United Kingdom)	30,098	258,016
Avanza Bank Holding AB (Sweden)	15,739	398,539
BlackRock, Inc.	4,395	2,745,469
Deutsche Boerse AG (Germany)	4,390	764,275
Intercontinental Exchange, Inc.	49,506	5,733,290
Intermediate Capital Group plc (United Kingdom)	14,713	281,555
Moody’s Corp.	19,057	6,031,159
S&P Global, Inc.	5,785	2,178,052
		18,390,355
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.1%
Admiral Group plc (United Kingdom)	16,011	$503,983
The Allstate Corp.	590	74,659
Chubb Ltd.	639	131,921
Cincinnati Financial Corp.	407	49,923
The Travelers Companies, Inc.	471	80,569
		841,055
Total Financials		20,960,718
Health Care - 8.9%
Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc.*	79,532	6,469,928
Gilead Sciences, Inc.	2,080	123,427
Seagen, Inc.*	47,076	6,167,427
Vertex Pharmaceuticals, Inc.*	23,674	6,468,210
		19,228,992
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	1,478	167,753
Alcon, Inc. (Switzerland)	53,475	3,807,955
Align Technology, Inc.*	7,288	2,112,864
Baxter International, Inc.	770	54,716
Getinge AB - Class B (Sweden)	11,727	339,236
IDEXX Laboratories, Inc.*	6,195	2,666,824
Medtronic plc.	36,869	3,847,649
		12,996,997
Health Care Providers & Services - 0.0%##
Jinxin Fertility Group Ltd. (China)*2	196,000	122,851
Quest Diagnostics, Inc.	334	44,703
		167,554
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	5,732	3,169,338
Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	2,602	195,853
Dechra Pharmaceuticals plc (United Kingdom)	9,201	416,947
Johnson & Johnson	59,149	10,674,028
Merck & Co., Inc.	2,725	241,680
Novartis AG - ADR (Switzerland)	82,409	7,254,464
Pfizer, Inc.	4,048	198,635
Royalty Pharma plc - Class A	998	42,495
Zoetis, Inc.	9,028	1,600,213
		20,624,315
Total Health Care		56,187,196
Industrials - 3.9%
Aerospace & Defense - 0.1%
Airbus SE (France)	2,804	306,959
General Dynamics Corp.	466	110,223
L3Harris Technologies, Inc.	367	85,239
Lockheed Martin Corp.	366	158,156

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.	262	$115,123
		775,700
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	367	38,957
FedEx Corp.	13,831	2,748,773
United Parcel Service, Inc. - Class B	15,679	2,821,907
		5,609,637
Airlines - 0.5%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	11,499	183,064
Ryanair Holdings plc - ADR (Ireland)*	34,953	3,052,096
		3,235,160
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	21,590	545,625
Johnson Controls International plc	1,372	82,142
Trane Technologies plc	364	50,920
		678,687
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	223,835	501,735
Copart, Inc.	25,391	2,885,687
Republic Services, Inc.	593	79,622
Waste Management, Inc.	646	106,228
		3,573,272
Electrical Equipment - 0.0%##
Eaton Corp. plc	728	105,575
Emerson Electric Co.	1,095	98,747
		204,322
Industrial Conglomerates - 0.1%
3M Co.	925	133,404
Honeywell International, Inc.	941	182,093
		315,497
Machinery - 0.1%
Caterpillar, Inc.	796	167,590
Cummins, Inc.	329	62,243
Illinois Tool Works, Inc.	551	108,608
Parker-Hannifin Corp.	205	55,518
Rotork plc (United Kingdom)	98,201	358,289
Stanley Black & Decker, Inc.	302	36,285
		788,533
Road & Rail - 1.3%
Canadian National Railway Co. (Canada)	41,794	4,915,810
Norfolk Southern Corp.	12,238	3,155,935
Union Pacific Corp.	826	193,524
		8,265,269
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.1%
Brenntag SE (Germany)	7,994	$616,845
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	24,300	169,355
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,640	252,216
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	1,152	251,389
		672,960
Total Industrials		24,735,882
Information Technology - 9.4%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	4,969	243,381
Motorola Solutions, Inc.	343	73,296
		316,677
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	700	281,403
Softwareone Holding AG (Germany)	18,576	251,156
TE Connectivity Ltd. (Switzerland)	473	59,021
		591,580
IT Services - 4.9%
Adyen N.V. - ADR (Netherlands)*	159,730	2,662,699
Adyen N.V. (Netherlands)*2	370	620,599
Atos SE (France)	16,954	413,026
Automatic Data Processing, Inc.	579	126,326
Broadridge Financial Solutions, Inc.	295	42,518
Keywords Studios plc (Ireland)	3,437	103,897
Mastercard, Inc. - Class A	30,917	11,234,620
PayPal Holdings, Inc.*	53,629	4,715,598
Shopify, Inc. - Class A (Canada)*	277	118,229
StoneCo Ltd. - Class A (Brazil)*	30,094	283,486
Switch, Inc. - Class A	20,619	615,683
TravelSky Technology Ltd. - Class H (China)	68,684	103,725
Visa, Inc. - Class A	46,733	9,960,204
		31,000,610
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.	837	129,216
Intel Corp.	5,101	222,352
Microchip Technology, Inc.	873	56,920
QUALCOMM, Inc.	1,366	190,816
Skyworks Solutions, Inc.	302	34,217
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	33,186	3,083,975
Texas Instruments, Inc.	867	147,607
		3,865,103

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 3.8%
Microsoft Corp.	42,564	$11,812,362
Salesforce, Inc.*	35,451	6,237,249
ServiceNow, Inc.*	12,371	5,914,575
		23,964,186
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	615	45,049
Total Information Technology		59,783,205
Materials - 3.9%
Chemicals - 2.3%
Air Liquide S.A. - ADR (France)	157,197	5,417,009
Air Liquide S.A. (France)	4,809	831,997
Dow, Inc.	1,021	67,897
Eastman Chemical Co.	376	38,604
FMC Corp.	62,445	8,276,460
International Flavors & Fragrances, Inc.	547	66,351
LyondellBasell Industries N.V. - Class A	519	55,030
PPG Industries, Inc.	371	47,484
		14,800,832
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	248,122	5,409,059
Packaging Corp. of America	264	42,549
		5,451,608
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	91,930	2,050,958
Newmont Corp.	29,476	2,147,327
Nucor Corp.	551	85,284
Steel Dynamics, Inc.	555	47,591
		4,331,160
Total Materials		24,583,600
Real Estate - 5.0%
Equity Real Estate Investment Trusts (REITS) - 5.0%
Agree Realty Corp.	2,435	165,385
American Homes 4 Rent - Class A	7,628	302,145
American Tower Corp.	17,604	4,242,916
Apple Hospitality REIT, Inc.	29,748	526,242
AvalonBay Communities, Inc.	2,058	468,154
Brandywine Realty Trust	14,702	171,572
Camden Property Trust	1,979	310,485
CareTrust REIT, Inc.	7,243	117,409
Community Healthcare Trust, Inc.	3,913	144,077
Cousins Properties, Inc.	12,099	434,354
Digital Realty Trust, Inc.	2,805	409,867
Duke Realty Corp.	9,850	539,288
Equinix, Inc.	6,386	4,592,045
Equity LifeStyle Properties, Inc.	5,687	439,491
Equity Residential	1,710	139,365
Essex Property Trust, Inc.	1,264	416,197
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Extra Space Storage, Inc.	2,105	$399,950
Flagship Communities REIT	13,588	260,210
Getty Realty Corp.	6,377	171,605
Healthcare Trust of America, Inc. - Class A	5,748	175,084
Independence Realty Trust, Inc.	8,849	241,224
Invitation Homes, Inc.	14,438	574,921
Kilroy Realty Corp.	2,629	184,030
Life Storage, Inc.	3,976	526,780
Mid-America Apartment Communities, Inc.	2,628	516,875
NexPoint Residential Trust, Inc.	3,642	324,764
Prologis, Inc.	13,030	2,088,579
Public Storage	2,210	821,015
Rexford Industrial Realty, Inc.	7,425	579,447
SBA Communications Corp.	27,532	9,556,633
Sun Communities, Inc.	3,626	636,617
Terreno Realty Corp.	4,453	323,956
UDR, Inc.	8,802	468,354
Ventas, Inc.	3,950	219,423
Welltower, Inc.	4,056	368,325
Total Real Estate		31,856,784

TOTAL COMMON STOCKS
(Identified Cost $301,759,184)		323,009,656

PREFERRED STOCKS - 0.1%

Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026	1,900	42,750
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026	14,200	299,194
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	28,900	586,670

TOTAL PREFERRED STOCKS
(Identified Cost $1,126,924)		928,614

CORPORATE BONDS - 11.1%

Non-Convertible Corporate Bonds- 11.1%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	640,000	657,499

Entertainment - 0.5%
Magallanes, Inc., 4.054%, 3/15/2029[2]	3,450,000	3,298,431

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.9%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	5,520,000	$5,304,842
Total Communication Services		9,260,772

Consumer Discretionary - 1.2%
Automobiles - 0.1%
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	330,000	328,169
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc., 3.25%, 2/15/2030	1,480,000	1,323,947
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	780,000	647,663
(China), 4.00%, 12/6/2037	2,820,000	2,455,828
Amazon.com, Inc., 3.30%, 4/13/2027	2,830,000	2,810,586
		5,914,077
Total Consumer Discretionary		7,566,193

Energy - 2.0%
Energy Equipment & Services - 0.2%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	400,000	398,812
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	735,000	687,359
		1,086,171
Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	186,000	187,702
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,040,000	3,447,682
Energy Transfer LP, 6.50%, 2/1/2042	2,960,000	3,104,071
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,650,000	1,886,765
PetroTal Corp. (Peru), 12.00%, 2/16/2024 (Acquired 06/15/2021-
10/06/2021, cost $587,926)[4]	556,000	572,680
The Williams Companies, Inc., 2.60%, 3/15/2031	3,030,000	2,621,856
		11,820,756
Total Energy		12,906,927
Financials - 2.2%
Banks - 1.2%
Bank of America Corp., 6.11%, 1/29/2037	1,530,000	1,688,302
Citigroup, Inc., 4.45%, 9/29/2027	1,960,000	1,950,796
JPMorgan Chase & Co. (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	3,670,000	3,227,393
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	665,000	$681,113
		7,547,604
Capital Markets - 0.4%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,500,000	1,373,325
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,460,000	1,361,449
		2,734,774
Consumer Finance - 0.2%
Navient Corp.
5.50%, 1/25/2023	325,000	326,627
6.75%, 6/25/2025	50,000	50,250
Synergy One Lending, Inc., 5.50%, 10/14/2026	740,000	670,767
		1,047,644
Diversified Financial Services - 0.3%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	1,540,000	1,354,861
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	695,000	706,270
		2,061,131
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $228,923)[4]	215,000	218,645
Total Financials		13,609,798

Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	2,060,000	1,977,031
Industrials - 2.3%
Airlines - 0.5%
Alaska Airlines Pass-Through Trust Series 2020-1, Class B, 8.00%, 8/15/2025[2]	223,772	236,388
Southwest Airlines Co.
5.25%, 5/4/2025	2,027,000	2,093,069
5.125%, 6/15/2027	353,000	365,349
United Airlines Pass-Through Trust Series 2019-2, Class B, 3.50%, 5/1/2028	706,071	645,574
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	115,675	111,228
		3,451,608
Building Products - 0.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	325,000	314,482

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom), (3 mo. LIBOR US + 8.500%), 8.895%, 5/12/2025 (Acquired 05/03/2021-08/05/2021, cost $704,000)[4,6] .	700,000	$705,441
Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	735,000	733,083
Marine - 0.2%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	715,000	686,400
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	700,000	712,462
		1,398,862
Road & Rail - 0.2%
BNSF Funding Trust I (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	1,140,000	1,177,449
Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028 Air Lease Corp., 3.625%, 4/1/2027	1,430,000	1,359,830
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,430,000	1,358,041
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	3,510,000	3,039,135
		7,052,780
Total Industrials		14,833,705

Materials - 0.4%
Metals & Mining - 0.4%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	672,000	680,207
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,520,000	1,382,031
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[4,7]	653,000	65
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	330,000	316,069
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	320,000	329,686
Total Materials		2,708,058
Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
Crown Castle International Corp., 3.10%, 11/15/2029	1,306,000	1,177,925
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	698,850
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 2.65%, 2/1/2032	4,550,000	$3,927,551
Total Real Estate		5,804,326
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	2,100,000	2,067,835
TOTAL CORPORATE BONDS (Identified Cost $78,105,504)		70,734,645

U.S. TREASURY SECURITIES - 19.7%

U.S. Treasury Bonds - 6.1%
U.S. Treasury Bond
3.875%, 8/15/2040	13,905,000	15,408,478
2.50%, 2/15/2045	6,585,000	5,849,332
3.00%, 5/15/2047	12,310,000	12,058,030
2.00%, 2/15/2050	6,925,000	5,612,496
Total U.S. Treasury Bonds (Identified Cost $46,768,114)		38,928,336
U.S. Treasury Notes - 13.6%
U.S. Treasury Note
2.50%, 5/15/2024	12,885,000	12,829,635
2.125%, 5/15/2025	13,735,000	13,431,328
1.625%, 5/15/2026	14,475,000	13,755,774
2.375%, 5/15/2027	13,720,000	13,365,209
2.875%, 5/15/2028	26,745,000	26,621,722
1.625%, 5/15/2031	6,945,000	6,250,500
Total U.S. Treasury Notes (Identified Cost $91,817,550)		86,254,168
TOTAL U.S. TREASURY SECURITIES (Identified Cost $138,585,664)		125,182,504

ASSET-BACKED SECURITIES - 5.0%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,628,124
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	851,466	790,282
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	782,362	700,101
CLI Funding VIII LLC Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,722,918	1,547,170
Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	717,738	700,065

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	265,689	$265,279
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,900,000	1,827,457
Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,150,000	2,020,957
KREF Ltd. Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070%), 1.624%, 2/15/2039[2,6]	1,300,000	1,280,161
Navient Private Education Refi Loan Trust Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	670,916	648,771
Nelnet Student Loan Trust Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 1.368%, 2/25/2045[2,6]	254,104	250,494
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	2,043,199
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	330,456	332,206
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,136,812	1,136,741
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,975,000	1,895,378
PEAR LLC Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,447,910)[4]	2,447,910	2,361,227
Progress Residential Trust Series 2019- SFR2, Class A, 3.147%, 5/17/2036[2]	1,231,329	1,215,083
Slam Ltd. Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,706,220	1,526,926
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	1,668,111	1,615,559
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	340,727	324,102
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,102,271	1,019,029
SoFi Professional Loan Program LLC
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	87,125	86,627
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	495,058	493,836
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	953,714	929,351
Stack Infrastructure Issuer LLC Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,364,820
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	256,560	256,043
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	305,888	304,886
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.668%, 10/25/2048[2,6]	499,538	497,321
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,192,063	$1,177,486
Triton Container Finance VIII LLC Series 2021-1A, Class A, (Bermuda), 1.86%, 3/20/2046[2]	1,679,646	1,497,646
TOTAL ASSET-BACKED SECURITIES (Identified Cost $33,668,024)		31,736,327

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%

Brean Asset Backed Securities Trust Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,386,741	1,263,820
CIM Trust Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	52,197	52,255
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	916,821	807,055
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	181,461	164,685
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	112,482	102,570
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	68,916	65,068
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	42,732	42,670
Series 2021-69, Class WJ, 1.50%, 10/25/2050	978,019	881,619
Fannie Mae-Aces Series 2017-M15, Class A1, 3.057%, 9/25/2027[8]	811,820	806,906
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	1,522,938
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021, Class X1 (IO), 1.502%, 6/25/2022[8]	3,955,061	155
Series K030, Class X1 (IO), 0.257%, 4/25/2023[8]	38,740,047	51,663
Series K032, Class X1 (IO), 0.183%, 5/25/2023[8]	25,298,828	25,116
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	69,793,417	38,383
Series 2014-K41, Class B, 3.964%, 11/25/2047[2,8]	1,731,000	1,715,939
Government National Mortgage Association Series 2017-54, Class AH, 2.60%, 12/16/2056	692,350	673,426
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 1.139%, 12/25/2051[2,6]	1,297,915	1,254,612

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]		1,004,960	$930,647
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]		1,039,148	961,776
Imperial Fund Mortgage Trust Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]		1,201,654	1,154,218
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]		234,414	224,025
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]		120,958	114,259
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]		228,420	224,245
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]		309,679	301,673
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]		349,088	340,559
OBX Trust Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]		1,588,026	1,452,094
PMT Loan Trust Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]		298,662	281,991
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]		1,230,169	1,131,608
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]		1,941,092	1,707,063
RCKT Mortgage Trust Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]		2,056,926	1,813,007
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]		121,317	112,144
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]		553,936	513,828
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]		120,285	111,576
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]		137,818	127,838
Starwood Retail Property Trust Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 2.025%, 11/15/2027[2,6]		1,278,105	888,452
Sutherland Commercial Mortgage Trust Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		194,483	182,358
WinWater Mortgage Loan Trust Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8].		52,008	49,105
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,201,512)			22,091,346

FOREIGN GOVERNMENT BONDS - 0.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	279,069
		SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	5,057,000	$247,659
(Mexico), 7.75%, 5/29/2031	MXN	972,000	43,706
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		200,000	201,245
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	429,101

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,389,736)			1,200,780

MUNICIPAL BONDS - 0.7%

Clark County Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,009,487
Hawaii Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,466,220
New York City Transitional Finance Authority, Future Tax Secured Public Impt., Revenue Bond, 1.58%, 5/1/2024		635,000	616,851
South Carolina Public Service Authority Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	207,579

TOTAL MUNICIPAL BONDS (Identified Cost $5,078,562)			4,300,137

U.S. GOVERNMENT AGENCIES - 2.8%

Mortgage-Backed Securities - 2.8%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022		49	49
Pool #990895, UMBS, 5.50%, 10/1/2023		2,691	2,740
Pool #AD0462, UMBS, 5.50%, 10/1/2024		2,357	2,426
Pool #MA3463, UMBS, 4.00%, 9/1/2033		280,326	285,950
Pool #MA1834, UMBS, 4.50%, 2/1/2034		359,751	373,341
Pool #MA1903, UMBS, 4.50%, 5/1/2034		178,422	185,162
Pool #889576, UMBS, 6.00%, 4/1/2038		130,706	142,870
Pool #889579, UMBS, 6.00%, 5/1/2038		106,661	116,375
Pool #MA3412, UMBS, 3.50%, 7/1/2038		347,993	345,087
Pool #995196, UMBS, 6.00%, 7/1/2038		6,224	6,779
Pool #AD0207, UMBS, 6.00%, 10/1/2038		337,537	368,325
Pool #AD0220, UMBS, 6.00%, 10/1/2038		11,187	12,189

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA0258, UMBS, 4.50%, 12/1/2039	224,585	$233,787
Pool #AL1595, UMBS, 6.00%, 1/1/2040	137,825	150,396
Pool #AL0152, UMBS, 6.00%, 6/1/2040	267,486	292,169
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,385,958	2,217,049
Pool #AL0241, UMBS, 4.00%, 4/1/2041	384,679	391,600
Pool #AI5172, UMBS, 4.00%, 8/1/2041	261,664	266,344
Pool #AL1410, UMBS, 4.50%, 12/1/2041	441,235	459,168
Pool #AL7729, UMBS, 4.00%, 6/1/2043	221,386	225,345
Pool #AX5234, UMBS, 4.50%, 11/1/2044	208,424	216,555
Pool #AS4103, UMBS, 4.50%, 12/1/2044	311,656	323,815
Pool #BC6764, UMBS, 3.50%, 4/1/2046	161,525	158,928
Pool #BD6997, UMBS, 4.00%, 10/1/2046	172,966	174,364
Pool #BE7845, UMBS, 4.50%, 2/1/2047	114,512	117,954
Pool #AL8674, 5.66%, 1/1/2049	875,282	944,175
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,800,000	2,721,906
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,765,000	2,753,659
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	275	276
Pool #G13078, 6.00%, 3/1/2023	398	400
Pool #G13331, 5.50%, 10/1/2023	417	424
Pool #C91762, 4.50%, 5/1/2034	237,340	246,570
Pool #C91771, 4.50%, 6/1/2034	208,282	216,458
Pool #C91780, 4.50%, 7/1/2034	308,143	321,309
Pool #G03926, 6.00%, 2/1/2038	53,663	58,610
Pool #G05906, 6.00%, 4/1/2040	66,958	73,042
Pool #Q33778, 4.00%, 6/1/2045	396,072	401,418
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,830,741	2,697,054
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $17,912,759)		17,504,068
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.2%

Dreyfus Government Cash Management, Institutional Shares, 0.24%9
(Identified Cost $26,487,650)	26,487,650	$26,487,650
TOTAL INVESTMENTS - 98.3% (Identified Cost $628,315,519)		623,175,727
OTHER ASSETS, LESS LIABILITIES - 1.7%		10,597,927
NET ASSETS - 100%		$633,773,654

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022
(unaudited)

ADR - American Depositary Receipt
CAD - Canadian Dollar
G.O. Bond - General Obligation Bond
Impt. - Improvement
IO - Interest only
LIBOR - London Interbank Offered Rate
MXN - Mexican Peso
REMICS - Real Estate Mortgage Investment Conduits
UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $73,620,411, which represented 11.6% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2022 was $3,858,058, or 0.6% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2022.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.

9Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series
April 30, 2022 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $628,315,519) (Note 2)	$623,175,727
Cash	55,610
Receivable for securities sold	17,144,604
Interest receivable	2,373,125
Foreign tax reclaims receivable	538,031
Receivable for fund shares sold	232,781
Dividends receivable	118,642
Prepaid expenses	51,431

TOTAL ASSETS	643,689,951

LIABILITIES:

Foreign currency overdraft, at value (identified cost $1,065)	1,069
Accrued management fees (Note 3)	323,754
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	174,889
Accrued sub-transfer agent fees (Note 3)	107,200
Accrued fund accounting and administration fees (Note 3)	61,567
Payable for securities purchased	8,751,638
Payable for fund shares repurchased	322,295
Other payables and accrued expenses	173,885

TOTAL LIABILITIES	9,916,297

TOTAL NET ASSETS	$633,773,654

NET ASSETS CONSIST OF:

Capital stock	$543,587
Additional paid-in-capital	601,472,974
Total distributable earnings (loss)	31,757,093

TOTAL NET ASSETS	$633,773,654

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Extended Term Series

April 30, 2022 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($319,081,060/17,084,521 shares)	$18.68

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($165,035,173/21,024,883 shares)	$7.85

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($47,955,657/4,823,342 shares)	$9.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($101,695,155/11,425,588 shares)	$8.90

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($6,609/353 shares)	$18.75	[1]

1 The net asset value of Class W Shares was calculated using unrounded net assets of $6,609.04 divided by the unrounded shares outstanding of 352.523.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Extended Term Series
For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Interest	$2,938,645
Dividends (net of foreign taxes withheld, $173,339)	2,569,017

Total Investment Income	5,507,662

EXPENSES:

Management fees (Note 3)	2,056,231
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	542,707
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	429,775
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	130,548
Sub-transfer agent fees (Note 3)	159,234
Fund accounting and administration fees (Note 3)	73,942
Directors’ fees (Note 3)	41,637
Chief Compliance Officer service fees (Note 3)	3,179
Custodian fees	29,434
Miscellaneous	278,470

Total Expenses	3,745,157
Less reduction of expenses (Note 3)	(21)

Net Expenses	3,745,136

NET INVESTMENT INCOME	1,762,526

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments in securities	37,266,055
Foreign currency and translation of other assets and liabilities	(2,620)

37,263,435
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(108,700,774)
Foreign currency and translation of other assets and liabilities	(24,164)

(108,724,938)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(71,461,503)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,698,977)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,762,526	$3,186,285
Net realized gain (loss) on investments and foreign currency	37,263,435	59,350,191
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(108,724,938)	68,718,914

Net increase (decrease) from operations	(69,698,977)	131,255,390

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(17,424,642)	(21,957,379)
Class I	(21,511,928)	(20,900,222)
Class R	(4,776,607)	(5,876,222)
Class L	(10,616,943)	(11,934,028)
Class W	(387)	(451)

Total distributions to shareholders	(54,330,507)	(60,668,302)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	30,484,753	19,291,832

Net increase (decrease) in net assets	(93,544,731)	89,878,920

NET ASSETS:

Beginning of period	727,318,385	637,439,465

End of period	$633,773,654	$727,318,385

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.76	$19.12	$18.02	$16.85	$18.22	$16.62
Income (loss) from investment operations:
Net investment income[1]	0.06	0.11	0.16	0.22	0.18	0.15
Net realized and unrealized gain (loss) on investments	(2.09)	3.80	1.72 [2]	1.87	(0.43)	1.70
Total from investment operations	(2.03)	3.91	1.88	2.09	(0.25)	1.85
Less distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.12)	(0.15)	(0.10)	(0.09)
From net realized gain on investments	(1.00)	(1.21)	(0.66)	(0.77)	(1.02)	(0.16)
Total distributions to shareholders	(1.05)	(1.27)	(0.78)	(0.92)	(1.12)	(0.25)
Net asset value - End of period	$18.68	$21.76	$19.12	$18.02	$16.85	$18.22
Net assets - End of period (000’s omitted)	$319,081	$365,077	$334,977	$276,300	$308,334	$400,117
Total return[3]	(9.75% )	21.19%	10.74% [2]	13.16%	(1.47% )	11.26%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.02% [4]	1.01%	1.02%	1.05%	1.10%	1.08%
Net investment income	0.59% [4]	0.54%	0.87%	1.31%	1.03%	0.89%
Series portfolio turnover	30%	66%	120%	61%	75%	79%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	0.01%	0.01%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.70. Excluding the proceeds from the settlement, the total return would have been 10.63%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20		10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.78	$9.26	$9.15		$9.04	$10.31	$9.53
Income (loss) from investment operations:
Net investment income[1]	0.04	0.07	0.10		0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.89)	1.77	0.84	[2]	0.95	(0.22)	0.96
Total from investment operations	(0.85)	1.84	0.94		1.08	(0.10)	1.07
Less distributions to shareholders:
From net investment income	(0.08)	(0.11)	(0.17)		(0.20)	(0.15)	(0.13)
From net realized gain on investments	(1.00)	(1.21)	(0.66)		(0.77)	(1.02)	(0.16)
Total distributions to shareholders	(1.08)	(1.32)	(0.83)		(0.97)	(1.17)	(0.29)
Net asset value - End of period	$7.85	$9.78	$9.26		$9.15	$9.04	$10.31
Net assets - End of period (000’s omitted)	$165,035	$192,593	$149,603		$117,991	$126,834	$147,257
Total return[3]	(9.62% )	21.48%	10.88%	[2]	13.36%	(1.15% )	11.56%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.79% [4]	0.79%	0.81%	[5]	0.85%	0.85%	0.83%
Net investment income	0.82% [4]	0.75%	1.06%		1.51%	1.29%	1.15%
Series portfolio turnover	30%	66%	120%		61%	75%	79%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A		0.01%	0.01%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.83. These proceeds impacted the total return by less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)	10/31/21	10/31/20		10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.09	$11.18	$10.86		$10.54	$11.82	$10.88
Income (loss) from investment operations:
Net investment income[1]	0.02	0.04	0.05		0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments	(1.12)	2.15	1.04	[2]	1.11	(0.26)	1.10
Total from investment operations	(1.10)	2.19	1.09		1.22	(0.17)	1.17
Less distributions to shareholders:
From net investment income	(0.05)	(0.07)	(0.11)		(0.13)	(0.09)	(0.07)
From net realized gain on investments	(1.00)	(1.21)	(0.66)		(0.77)	(1.02)	(0.16)
Total distributions to shareholders	(1.05)	(1.28)	(0.77)		(0.90)	(1.11)	(0.23)
Net asset value - End of period	$9.94	$12.09	$11.18		$10.86	$10.54	$11.82
Net assets - End of period (000’s omitted)	$47,956	$56,058	$52,600		$6,149	$11,138	$15,358
Total return[3]	(9.86% )	20.86%	10.53%	[2]	12.73%	(1.65% )	10.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.25% [4]	1.24%	1.31%	[5]	1.35%	1.35%	1.33%
Net investment income	0.36% [4]	0.31%	0.41%		1.02%	0.79%	0.65%
Series portfolio turnover	30%	66%	120%		61%	75%	79%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A		0.02%	0.01%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.03. Excluding the proceeds from the settlement, the total return would have been 10.43%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class L*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/22
	(UNAUDITED)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.94		$10.21	$10.00	$9.78	$11.05	$10.19
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		(0.02)	0.01	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.01)		1.97	0.93 [2]	1.04	(0.24)	1.03
Total from investment operations	(1.02)		1.95	0.94	1.09	(0.21)	1.04
Less distributions to shareholders:
From net investment income	(0.02)		(0.01)	(0.07)	(0.10)	(0.04)	(0.02)
From net realized gain on investments	(1.00)		(1.21)	(0.66)	(0.77)	(1.02)	(0.16)
Total distributions to shareholders	(1.02)		(1.22)	(0.73)	(0.87)	(1.06)	(0.18)
Net asset value - End of period	$8.90		$10.94	$10.21	$10.00	$9.78	$11.05
Net assets - End of period (000’s omitted)	$101,695		$113,582	$100,254	$100,804	$106,348	$130,130
Total return[3]	(10.15%	)	20.38%	9.87% [2]	12.26%	(2.13% )	10.42%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.77%	[4]	1.76%	1.77%	1.80%	1.85%	1.83%
Net investment income (loss)	(0.16%	)[4]	(0.22% )	0.13%	0.57%	0.28%	0.14%
Series portfolio turnover	30%		66%	120%	61%	75%	79%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	N/A	0.00% [5]	0.01%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $0.92. Excluding the proceeds from the settlement, the total return would have been 9.76%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Extended Term Series - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS			PERIOD
	ENDED 4/30/22			4/1/19[1] TO
	(UNAUDITED)	10/31/21	10/31/20	10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.85	$19.18	$18.08	$17.04
Income (loss) from investment operations:
Net investment income[2]	0.15	0.30	0.33	0.23
Net realized and unrealized gain (loss) on investments	(2.09)	3.82	1.71 [3]	0.90
Total from investment operations	(1.94)	4.12	2.04	1.13
Less distributions to shareholders:
From net investment income	(0.16)	(0.24)	(0.28)	(0.09)
From net realized gain on investments	(1.00)	(1.21)	(0.66)	(0.00)[4]
Total distributions to shareholders	(1.16)	(1.45)	(0.94)	(0.09)
Net asset value - End of period	$18.75	$21.85	$19.18	$18.08
Net assets - End of period (000’s omitted)	$7	$7	$6	$5
Total return[5]	(9.33% )	22.34%	11.70% [3]	6.69%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.08% [6]	0.10%	0.10%	0.10%	[6]
Net investment income	1.52% [6]	1.44%	1.78%	2.20%	[6]
Series portfolio turnover	30%	66%	120%	61%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.60% [6]	0.62%	0.62%	0.62%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.69. Excluding the proceeds from the settlement, the total return would have been 11.64%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 11/1/21	ENDING ACCOUNT VALUE 4/30/22	EXPENSES PAID DURING PERIOD* 11/1/21 - 4/30/22	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$874.00	$5.11	1.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$875.10	$3.95	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000.00	$872.70	$6.04	1.30%
Hypothetical
(5% return before expenses)	$1,000.00	$1,018.35	$6.51	1.30%
Class L
Actual	$1,000.00	$871.20	$8.49	1.83%
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.72	$9.15	1.83%
Class W
Actual	$1,000.00	$878.30	$0.47	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

Shareholder Expense Example - Pro-Blend® Maximum Term Series

(unaudited)

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Portfolio Composition - Pro-Blend® Maximum Term Series - as of April 30, 2022

(unaudited)

Asset Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Sector Allocation[4]

Information Technology	18.1%
Health Care	13.6%
Consumer Discretionary	10.7%
Consumer Staples	10.1%
Financials	9.0%
Industrials	8.1%
Communication Services	8.0%
Real Estate	4.6%
Materials	4.1%
Energy	1.9%
Utilities	0.1%

[4]Including common stocks, preferred stocks and corporate bonds, as a percentage of total investments.

Top Ten Stock Holdings[5]

Microsoft Corp.	2.9%
Amazon.com, Inc.	2.6%
Mastercard, Inc. - Class A	2.5%
The Coca-Cola Co.	2.0%
Medtronic plc	1.9%
Meta Platforms, Inc. - Class A	1.8%
Visa, Inc. - Class A	1.8%
lululemon athletica, Inc.	1.7%
ServiceNow, Inc.	1.7%
Johnson & Johnson	1.6%

5As a percentage of total investments.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 84.0%

Communication Services - 7.5%
Diversified Telecommunication Services - 0.1%
Helios Towers plc (Tanzania)*	39,512	$55,696
Radius Global Infrastructure, Inc. - Class A*	19,357	240,414
		296,110
Entertainment - 3.2%
Activision Blizzard, Inc.	35,779	2,704,892
Electronic Arts, Inc.	38,980	4,601,589
Sea Ltd. - ADR (Taiwan)*	39,037	3,230,702
Ubisoft Entertainment S.A. - ADR (France)*	183,716	1,647,933
Ubisoft Entertainment S.A. (France)*	6,265	283,259
The Walt Disney Co.*	23,681	2,643,510
		15,111,885
Interactive Media & Services - 3.1%
Alphabet, Inc. - Class A*	2,533	5,780,787
Auto Trader Group plc (United Kingdom)[2]	65,825	519,502
Meta Platforms, Inc. - Class A*	43,149	8,650,080
		14,950,369
Media - 1.1%
Charter Communications, Inc. - Class A*	11,752	5,035,614
Comcast Corp. - Class A	5,086	202,220
Omnicom Group, Inc.	545	41,491
Paramount Global - Class B	1,144	33,313
S4 Capital plc (United Kingdom)*	53,305	201,618
		5,514,256
Total Communication Services		35,872,620
Consumer Discretionary - 10.3%
Distributors - 0.0%##
Genuine Parts Co.	354	46,038
Hotels, Restaurants & Leisure - 1.8%
Accor S.A. - ADR (France)*	321,745	2,136,387
Accor S.A. (France)*	10,419	342,302
Domino’s Pizza, Inc.	8,066	2,726,308
Expedia Group, Inc.*	17,140	2,995,215
Marriott Vacations Worldwide Corp.	1,006	150,226
McDonald’s Corp.	602	149,994
Playa Hotels & Resorts N.V*	8,774	82,826
Restaurant Brands International, Inc. (Canada)	3,520	200,957
		8,784,215
Household Durables - 1.3%
Garmin Ltd.	455	49,932
Lennar Corp. - Class A	494	37,786
Nikon Corp. (Japan)	33,600	377,557
Sony Group Corp. - ADR (Japan)	60,899	5,240,359
Sony Group Corp. (Japan)	3,600	310,684
		6,016,318
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	4,904	$12,189,529
eBay, Inc.	892	46,313
MercadoLibre, Inc. (Brazil)*	291	283,326
		12,519,168
Multiline Retail - 2.0%
Dollar General Corp.	19,718	4,683,617
Dollar Tree, Inc.*	28,050	4,556,722
Target Corp.	495	113,182
		9,353,521
Specialty Retail - 0.1%
Best Buy Co., Inc.	534	48,022
The Home Depot, Inc.	965	289,886
Ross Stores, Inc.	527	52,579
The TJX Companies, Inc.	1,324	81,135
Tractor Supply Co.	183	36,865
		508,487
Textiles, Apparel & Luxury Goods - 2.5%
adidas AG - ADR (Germany)	20,137	2,015,110
adidas AG (Germany)	8,828	1,780,247
lululemon athletica, Inc.	22,479	7,971,728
VF Corp.	697	36,244
		11,803,329
Total Consumer Discretionary		49,031,076
Consumer Staples - 10.0%
Beverages - 5.2%
The Coca-Cola Co.	143,663	9,282,066
Constellation Brands, Inc. - Class A	30,006	7,384,177
Diageo plc (United Kingdom)	85,911	4,286,000
Heineken N.V. - ADR (Netherlands)	68,760	3,355,488
Heineken N.V. (Netherlands)	3,235	315,772
		24,623,503
Food & Staples Retailing - 0.1%
The Kroger Co.	1,360	73,385
Walgreens Boots Alliance, Inc.	1,315	55,756
Walmart, Inc.	2,409	368,553
		497,694
Food Products - 3.2%
Archer-Daniels-Midland Co.	960	85,978
Bunge Ltd.	372	42,081
Campbell Soup Co.	792	37,398
Conagra Brands, Inc.	1,205	42,091
Danone S.A. (France)	3,207	193,931
General Mills, Inc.	1,102	77,944
The J.M. Smucker Co.	282	38,614
Kerry Group plc - Class A (Ireland)	1,683	186,426
Mondelez International, Inc. - Class A	115,071	7,419,778
Nestle S.A. (Switzerland)	56,737	7,324,411

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	720	$67,075
		15,515,727
Household Products - 0.2%
Colgate-Palmolive Co.	1,328	102,322
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	213,600	297,270
The Procter & Gamble Co.	2,132	342,293
		741,885
Personal Products - 1.3%
Beiersdorf AG (Germany)	4,353	437,217
Unilever plc - ADR (United Kingdom)	124,652	5,766,402
		6,203,619
Total Consumer Staples		47,582,428
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
BP plc - ADR (United Kingdom)	34,647	995,062
Cameco Corp. (Canada)	4,729	122,055
Chevron Corp.	1,381	216,361
ConocoPhillips	1,283	122,552
Coterra Energy, Inc.	1,426	41,055
Devon Energy Corp.	953	55,436
Diamondback Energy, Inc.	304	38,374
EOG Resources, Inc.	701	81,849
Exxon Mobil Corp.	23,914	2,038,669
Jonah Energy Parent LLC*3	2,449	138,834
Marathon Petroleum Corp.	714	62,304
Pioneer Natural Resources Co.	309	71,833
Shell plc - ADR (Netherlands)	19,740	1,054,708
Total Energies SE - ADR (France)	22,340	1,088,181
Total Energy		6,127,273
Financials - 8.2%
Banks - 1.6%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	6,214	199,034
Citigroup, Inc.	2,925	141,014
East West Bancorp, Inc.	42,169	3,006,650
Fifth Third BanCorp.	1,517	56,933
FinecoBank Banca Fineco S.p.A. (Italy)	39,831	553,705
JPMorgan Chase & Co.	27,633	3,298,275
KeyCorp.	1,754	33,870
Regions Financial Corp.	2,328	48,236
U.S. BanCorp.	2,341	113,679
		7,451,396
Capital Markets - 5.6%
Allfunds Group plc (United Kingdom)	22,829	195,702
Avanza Bank Holding AB (Sweden)	11,905	301,455
BlackRock, Inc.	7,217	4,508,316
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Cboe Global Markets, Inc.	20,443	$2,309,650
Deutsche Boerse AG (Germany)	23,745	4,133,875
Intercontinental Exchange, Inc.	32,685	3,785,250
Intermediate Capital Group plc (United Kingdom)	13,169	252,008
Moody’s Corp.	21,787	6,895,150
S&P Global, Inc.	11,366	4,279,299
		26,660,705
Consumer Finance - 0.7%
American Express Co.	19,111	3,338,883
Insurance - 0.3%
Admiral Group plc (United Kingdom)	12,853	404,577
The Allstate Corp.	559	70,736
Chubb Ltd.	607	125,315
Cincinnati Financial Corp.	385	47,224
The Travelers Companies, Inc.	448	76,635
W. R. Berkley Corp.	14,750	980,728
		1,705,215
Total Financials		39,156,199
Health Care - 13.4%
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc.*	63,756	5,186,551
Gilead Sciences, Inc.	1,969	116,840
Seagen, Inc.*	32,796	4,296,604
Vertex Pharmaceuticals, Inc.*	18,571	5,073,969
		14,673,964
Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	1,439	163,326
Alcon, Inc. (Switzerland)	38,506	2,742,012
Align Technology, Inc.*	9,783	2,836,189
Baxter International, Inc.	729	51,803
Boston Scientific Corp.*	52,679	2,218,313
Getinge AB - Class B (Sweden)	9,492	274,583
Heska Corp.*	25,714	2,824,426
IDEXX Laboratories, Inc.*	10,672	4,594,082
Intuitive Surgical, Inc.*	5,922	1,417,135
Medtronic plc	85,972	8,972,038
		26,093,907
Health Care Providers & Services - 0.9%
Humana, Inc.	4,827	2,145,891
Jinxin Fertility Group Ltd. (China)*2	150,000	94,019
Quest Diagnostics, Inc.	317	42,427
UnitedHealth Group, Inc.	4,259	2,165,914
		4,448,251
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	7,605	4,204,957

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	2,473	$186,143
Dechra Pharmaceuticals plc (United Kingdom)	6,833	309,640
Johnson & Johnson	43,109	7,779,450
Merck & Co., Inc.	2,588	229,530
Novartis AG - ADR (Switzerland)	47,495	4,180,985
Pfizer, Inc.	3,847	188,772
Royalty Pharma plc - Class A	949	40,408
Zoetis, Inc.	8,201	1,453,627
		14,368,555
Total Health Care		63,789,634
Industrials - 7.2%
Aerospace & Defense - 0.1%
Airbus SE (France)	2,120	232,081
General Dynamics Corp.	442	104,546
L3Harris Technologies, Inc.	347	80,594
Lockheed Martin Corp.	356	153,835
Northrop Grumman Corp.	248	108,971
		680,027
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	348	36,940
FedEx Corp.	11,571	2,299,620
United Parcel Service, Inc. - Class B	14,813	2,666,044
		5,002,604
Airlines - 0.8%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR (Mexico)*	10,870	173,051
Ryanair Holdings plc - ADR (Ireland)*	43,557	3,803,397
		3,976,448
Building Products - 0.1%
Assa Abloy AB - Class B (Sweden)	16,323	412,517
Johnson Controls International plc	1,304	78,070
Trane Technologies plc	355	49,661
		540,248
Commercial Services & Supplies - 0.6%
Cleanaway Waste Management Ltd. (Australia)	133,457	299,149
Copart, Inc.*	18,745	2,130,369
Republic Services, Inc.	564	75,729
Waste Management, Inc.	614	100,966
		2,606,213
Electrical Equipment - 0.0%##
Eaton Corp. plc	692	100,354
Emerson Electric Co.	1,066	96,132
		196,486
Industrial Conglomerates - 0.1%
3M Co.	876	126,337
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	894	$172,998
		299,335
Machinery - 0.1%
Caterpillar, Inc.	754	158,747
Cummins, Inc.	312	59,027
Illinois Tool Works, Inc.	523	103,089
Parker-Hannifin Corp.	195	52,810
Rotork plc (United Kingdom)	77,462	282,622
Stanley Black & Decker, Inc.	286	34,363
		690,658
Professional Services - 0.7%
Insperity, Inc.	33,087	3,508,876
Road & Rail - 2.2%
Canadian National Railway Co. (Canada)	54,648	6,427,698
Norfolk Southern Corp.	14,253	3,675,563
Union Pacific Corp.	785	183,918
		10,287,179
Trading Companies & Distributors - 0.6%
Brenntag SE (Germany)	35,049	2,704,502
Transportation Infrastructure - 0.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR (Mexico)	19,167	1,072,010
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	19,400	135,206
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	8,719	1,340,895
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	6,142	1,340,307
		3,888,418
Total Industrials		34,380,994
Information Technology - 17.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,703	230,353
Motorola Solutions, Inc.	334	71,373
		301,726
Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	13,269	2,165,235
Cognex Corp.	33,730	2,281,160
Keyence Corp. (Japan)	600	241,203
Softwareone Holding AG (Germany)	21,483	290,460
TE Connectivity Ltd. (Switzerland)	450	56,151
		5,034,209
IT Services - 7.6%
Adyen N.V. - ADR (Netherlands)*	243,730	4,062,979
Adyen N.V. (Netherlands)*2	297	498,156
Atos SE (France)	12,818	312,267

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Automatic Data Processing, Inc.	551	$120,217
Broadridge Financial Solutions, Inc.	281	40,501
Keywords Studios plc (Ireland)	2,756	83,311
Mastercard, Inc. - Class A	32,850	11,937,033
Okta, Inc.*	22,119	2,639,018
PayPal Holdings, Inc.*	56,981	5,010,339
Shopify, Inc. - Class A (Canada)*	326	139,143
Snowflake, Inc. - Class A*	15,373	2,635,547
StoneCo Ltd. - Class A (Brazil)*	14,041	132,266
Switch, Inc. - Class A	9,281	277,131
TravelSky Technology Ltd. - Class H (China)	35,646	53,832
Visa, Inc. - Class A	40,154	8,558,022
		36,499,762
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	796	122,887
Intel Corp.	4,848	211,325
Microchip Technology, Inc.	830	54,116
NVIDIA Corp.	8,049	1,492,848
QUALCOMM, Inc.	1,299	181,457
Skyworks Solutions, Inc.	287	32,517
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	42,526	3,951,941
Texas Instruments, Inc.	824	140,286
Universal Display Corp.	26,266	3,354,956
		9,542,333
Software - 7.0%
Anaplan, Inc.*	51,171	3,325,603
DoubleVerify Holdings, Inc.*	153,002	3,327,793
Microsoft Corp.	49,067	13,617,074
Salesforce, Inc.*	30,334	5,336,964
ServiceNow, Inc.*	16,617	7,944,588
		33,552,022
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	585	42,851
Total Information Technology		84,972,903
Materials - 3.9%
Chemicals - 2.1%
Air Liquide S.A. - ADR (France)	106,806	3,680,535
Air Liquide S.A. (France)	3,862	668,158
Dow, Inc.	970	64,505
Eastman Chemical Co.	357	36,653
FMC Corp.	41,518	5,502,796
International Flavors & Fragrances, Inc.	520	63,076
LyondellBasell Industries N.V. - Class A	493	52,273
PPG Industries, Inc.	353	45,181
		10,113,177
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	6,249	$2,213,521
Vulcan Materials Co.	13,701	2,360,545
		4,574,066
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	165,757	3,613,502
Packaging Corp. of America	251	40,454
		3,653,956
Metals & Mining - 0.0%##
Newmont Corp.	1,302	94,850
Nucor Corp.	524	81,105
Steel Dynamics, Inc.	525	45,019
		220,974
Total Materials		18,562,173
Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITS) - 4.4%
Agree Realty Corp.	1,094	74,304
American Homes 4 Rent - Class A	3,428	135,783
American Tower Corp.	17,602	4,242,434
Apple Hospitality REIT, Inc.	13,365	236,427
AvalonBay Communities, Inc.	925	210,419
Brandywine Realty Trust	6,605	77,080
Camden Property Trust	891	139,789
CareTrust REIT, Inc.	3,255	52,764
Community Healthcare Trust, Inc.	1,759	64,766
Cousins Properties, Inc.	5,436	195,152
Digital Realty Trust, Inc.	1,261	184,257
Duke Realty Corp.	4,427	242,378
Equinix, Inc.	4,185	3,009,350
Equity LifeStyle Properties, Inc.	2,556	197,528
Equity Residential	769	62,674
Essex Property Trust, Inc.	568	187,025
Extra Space Storage, Inc.	948	180,120
Flagship Communities REIT	6,107	116,949
Getty Realty Corp.	2,866	77,124
Healthcare Trust of America, Inc. - Class A	2,583	78,678
Independence Realty Trust, Inc.	3,977	108,413
Invitation Homes, Inc.	6,489	258,392
Kilroy Realty Corp.	1,183	82,810
Life Storage, Inc.	1,787	236,760
Mid-America Apartment Communities, Inc.	1,183	232,672
NexPoint Residential Trust, Inc.	1,637	145,993
Prologis, Inc.	5,856	938,658
Public Storage	993	368,900
Rexford Industrial Realty, Inc.	3,337	260,420
SBA Communications Corp.	21,852	7,585,048
Sun Communities, Inc.	1,632	286,530

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Terreno Realty Corp.	2,001	$145,573
UDR, Inc.	3,955	210,446
Ventas, Inc.	1,775	98,601
Welltower, Inc.	1,823	165,547
Total Real Estate		20,889,764

TOTAL COMMON STOCKS (Identified Cost $348,062,606)		400,365,064

PREFERRED STOCKS - 0.1%

Health Care - 0.0%##
Pharmaceuticals - 0.0%##
Harrow Health, Inc., 8.625%, 4/30/2026.	5,200	130,390
Information Technology - 0.1%
Software - 0.1%
Argo Blockchain plc (United Kingdom),
8.75%, 11/30/2026	6,000	135,000
Greenidge Generation Holdings, Inc.,
8.50%, 10/31/2026	5,500	115,885
Synchronoss Technologies, Inc.,
8.375%, 6/30/2026	11,200	227,360
Total Information Technology		478,245
TOTAL PREFERRED STOCKS (Identified Cost $706,651)		608,635

CORPORATE BONDS - 3.5%

Non-Convertible Corporate Bonds- 3.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Lumen Technologies, Inc., 7.50%, 4/1/2024	240,000	246,562
Entertainment - 0.1%
Magallanes, Inc., 4.054%, 3/15/2029[2]	650,000	621,444
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	990,000	951,412

Total Communication Services		1,819,418

Consumer Discretionary - 0.3%
Automobiles - 0.0%##
Ford Motor Credit Co. LLC, 3.087%, 1/9/2023	200,000	198,890
Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc., 3.25%, 2/15/2030	270,000	241,531
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. (China), 2.125%, 2/9/2031	250,000	207,584
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Alibaba Group Holding Ltd. (continued)
(China), 4.00%, 12/6/2037	460,000	$400,596
Amazon.com, Inc., 3.30%, 4/13/2027	590,000	585,953
		1,194,133
Total Consumer Discretionary		1,634,554

Energy - 0.6%
Energy Equipment & Services - 0.1%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	280,000	279,169
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026[2]	290,000	271,203
		550,372
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	128,176	129,349
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	620,000	703,145
Energy Transfer LP, 6.50%, 2/1/2042	542,000	568,381
PetroTal Corp. (Peru), 12.00%,
2/16/2024 (Acquired 06/15/2021-10/06/2021, cost $228,451)[2,4]	216,000	222,480
Ping Petroleum UK Ltd. (Bermuda),
12.00%, 7/29/2024 (Acquired 09/15/2021, cost $284,288)[2,4]	285,000	279,226
The Williams Companies, Inc., 2.60%, 3/15/2031	580,000	501,873
		2,404,454
Total Energy		2,954,826

Financials - 0.7%
Banks - 0.3%
Bank of America Corp., 6.11%, 1/29/2037	290,000	320,005
Citigroup, Inc., 4.45%, 9/29/2027	375,000	373,239
JPMorgan Chase & Co. (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[5]	650,000	571,609
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	260,000	266,300
		1,531,153
Capital Markets - 0.1%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	290,000	265,509
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	280,000	261,100
		526,609
Consumer Finance - 0.1%
Navient Corp., 5.50%, 1/25/2023	125,000	125,626

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Synergy One Lending, Inc., 5.50%, 10/14/2026	285,000	$258,336
		383,962
Diversified Financial Services - 0.2%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[2]	280,000	246,339
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	540,000	548,756
		795,095
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023 (Acquired 05/10/2021, cost $85,181)[2,4]	80,000	81,356

Total Financials		3,318,175

Health Care - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc., 4.125%, 6/15/2029	400,000	383,889
Industrials - 0.9%
Airlines - 0.2%
Alaska Airlines Pass-Through Trust
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	79,403	83,880
Southwest Airlines Co.
5.25%, 5/4/2025	16,000	16,521
5.125%, 6/15/2027	454,000	469,883
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	40,827	39,257
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	476,284	435,476
		1,045,017
Building Products - 0.0%##
Eco Material Technologies, Inc., 7.875%, 1/31/2027[2]	120,000	116,117
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom), (3 mo. LIBOR US + 8.500%), 8.895%, 5/12/2025 (Acquired 08/05/2021, cost $505,000)[2,4,6]	500,000	503,886
Construction & Engineering - 0.1%
Railworks Holdings LP - Railworks Rally, Inc., 8.25%, 11/15/2028[2]	295,000	294,230
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	275,000	264,000
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[2]	200,000	$203,561
		467,561
Road & Rail - 0.1%
BNSF Funding Trust I (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]	210,000	216,898
Trading Companies & Distributors - 0.3%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%, 10/29/2028	300,000	260,894
Air Lease Corp., 3.625%, 4/1/2027	280,000	266,260
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	230,000	218,426
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	750,000	649,388
		1,394,968
Total Industrials		4,038,677
Materials - 0.2%
Metals & Mining - 0.2%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	288,000	291,517
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	290,000	263,677
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[2,4,7]	220,000	22
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[2]	125,000	119,723
Warrior Met Coal, Inc., 7.875%, 12/1/2028[2]	120,000	123,632

Total Materials		798,571

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
Crown Castle International Corp., 3.10%, 11/15/2029	340,000	306,658
Simon Property Group LP, 2.65%, 2/1/2032	880,000	759,614
Total Real Estate		1,066,272

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	390,000	384,027
TOTAL CORPORATE BONDS (Identified Cost $17,989,122)		16,398,409

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 9.3%

U.S. Treasury Bonds - 0.7%
U.S. Treasury Bond
3.00%, 5/15/2047	2,365,000	$2,316,592
2.00%, 2/15/2050	1,340,000	1,086,028

Total U.S. Treasury Bonds
(Identified Cost $3,999,604)		3,402,620
U.S. Treasury Notes - 8.6%
U.S. Treasury Note
1.75%, 5/15/2023	5,495,000	5,471,174
2.875%, 5/15/2028	32,870,000	32,718,490
1.625%, 5/15/2031	2,700,000	2,430,000
Total U.S. Treasury Notes
(Identified Cost $41,965,353)		40,619,664
TOTAL U.S. TREASURY SECURITIES (Identified Cost $45,964,957)		44,022,284

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	6,176	6,024
Credit Acceptance Auto Loan Trust Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	13,718	13,696
Nelnet Student Loan Trust Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 1.368%, 2/25/2045[2,6]	13,049	12,864
Oxford Finance Funding LLC Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	16,716	16,804
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	13,748	13,748
Progress Residential Trust Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	16,813	16,591
SMB Private Education Loan Trust Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	17,890	17,017
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	6,356	6,340
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	11,610	11,314
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[2,8]	3,152	3,146
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,8]	3,144	3,133
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.668%, 10/25/2048[2,6]	5,226	5,203
Tricon American Homes Trust Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	12,328	12,178
TOTAL ASSET-BACKED SECURITIES (Identified Cost $142,802)		138,058
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	526	$527
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	2,155	1,956
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	3,550	3,352
Fannie Mae-Aces Series 2017-M15, Class A1, 3.057%, 9/25/2027[8]	8,347	8,296
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	18,000	17,449
FREMF Mortgage Trust Series 2014-K41, Class B, 3.964%, 11/25/2047[2,8]	21,000	20,817
Government National Mortgage
Association Series 2017-54, Class AH, 2.60%, 12/16/2056	7,753	7,541
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	2,784	2,661
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	6,191	5,848
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	2,727	2,678
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	3,788	3,690
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	4,186	4,083
PMT Loan Trust Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	3,602	3,401
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	1,449	1,339
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	4,041	3,749
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	1,706	1,582
Starwood Retail Property Trust Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 2.025%, 11/15/2027[2,6]	15,954	11,090
Sutherland Commercial Mortgage Trust Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	9,973	9,352

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $119,449)		109,411

MUNICIPAL BONDS - 0.0%##

New York City Transitional Finance Authority, Future Tax Secured Public Impt., Revenue Bond, 1.58%, 5/1/2024 (Identified Cost $126,801)	125,000	121,427

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2022

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	4,340	$4,504
Pool #AD0207, UMBS, 6.00%, 10/1/2038	4,159	4,538
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,768	2,882
Pool #AL8674, 5.66%, 1/1/2049	10,743	11,589
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	2,969	3,084
Pool #C91771, 4.50%, 6/1/2034	2,559	2,660
Pool #C91780, 4.50%, 7/1/2034	3,738	3,898
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $35,222)		33,155

SHORT-TERM INVESTMENT - 2.3%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[9]
(Identified Cost $10,907,134)	10,907,134	10,907,134

TOTAL INVESTMENTS - 99.2% (Identified Cost $424,054,744)		472,703,577
OTHER ASSETS, LESS LIABILITIES - 0.8%		4,049,371

NET ASSETS - 100%		$476,752,948

ADR - American Depositary Receipt

Impt. - Improvement

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $7,114,420, which represented 1.5% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2022 was $1,086,970, or 0.2% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2022.

6Floating rate security. Rate shown is the rate in effect as of April 30, 2022.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2022.

9Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2022 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $424,054,744) (Note 2)	$472,703,577
Cash	46,478
Receivable for securities sold	3,800,212
Interest receivable	768,496
Foreign tax reclaims receivable	675,913
Receivable for fund shares sold	191,284
Dividends receivable	134,558
Prepaid expenses	45,899

TOTAL ASSETS	478,366,417

LIABILITIES:

Foreign currency overdraft, at value (identified cost $986)	989
Accrued management fees (Note 3)	237,658
Accrued sub-transfer agent fees (Note 3)	141,967
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L) (Note 3)	127,095
Accrued fund accounting and administration fees (Note 3)	50,736
Payable for securities purchased	516,301
Payable for fund shares repurchased	328,592
Accrued transfer agent fees	161,517
Other payables and accrued expenses	48,614

TOTAL LIABILITIES	1,613,469

TOTAL NET ASSETS	$476,752,948

NET ASSETS CONSIST OF:

Capital stock	$320,990
Additional paid-in-capital	389,152,220
Total distributable earnings (loss)	87,279,738

TOTAL NET ASSETS	$476,752,948

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend® Maximum Term Series

April 30, 2022 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($273,465,933/11,134,602 shares)	$24.56

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($99,539,394/11,432,265 shares)	$8.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($48,988,398/3,794,154 shares)	$12.91

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($54,049,866/5,709,358 shares)	$9.47

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($709,357/28,624 shares)	$24.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend® Maximum Term Series

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $143,481)	$2,746,101
Interest	632,801

Total Investment Income	3,378,902

EXPENSES:

Management fees (Note 3)	1,587,968
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	381,348
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	291,614
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	129,801
Sub-transfer agent fees (Note 3)	215,820
Fund accounting and administration fees (Note 3)	60,162
Directors’ fees (Note 3)	31,990
Chief Compliance Officer service fees (Note 3)	3,179
Transfer agent fees	252,256
Custodian fees	25,929
Miscellaneous	108,008

Total Expenses	3,088,075
Less reduction of expenses (Note 3)	(56,586)

Net Expenses	3,031,489

NET INVESTMENT INCOME	347,413

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	40,293,043
Foreign currency and translation of other assets and liabilities	(2,073)

40,290,970
Net change in unrealized appreciation (depreciation) on-
Investments	(111,370,788)
Foreign currency and translation of other assets and liabilities	(36,236)

(111,407,024)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(71,116,054)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,768,641)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend® Maximum Term Series

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$347,413	$46,859
Net realized gain (loss) on investments and foreign currency	40,290,970	55,669,443
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(111,407,024)	96,116,371

Net increase (decrease) from operations	(70,768,641)	151,832,673

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(18,792,322)	(9,526,092)
Class I	(17,840,541)	(6,315,814)
Class R	(5,663,027)	(2,873,640)
Class L	(8,253,470)	(4,221,206)
Class W	(50,605)	(27,673)

Total distributions to shareholders	(50,599,965)	(22,964,425)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	27,877,378	9,742,445

Net increase (decrease) in net assets	(93,491,228)	138,610,693

NET ASSETS:

Beginning of period	570,244,176	431,633,483

End of period	$476,752,948	$570,244,176

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$29.84	$22.70	$21.32	$20.59	$21.71	$18.71
Income (loss) from investment operations:
Net investment income[1]	0.02	0.02	0.05	0.14	0.08	0.09
Net realized and unrealized gain (loss) on investments	(3.60)	7.95	2.40 [2]	2.44	0.42	3.32
Total from investment operations	(3.58)	7.97	2.45	2.58	0.50	3.41
Less distributions to shareholders:
From net investment income	(0.01)	—	(0.03)	(0.08)	(0.06)	(0.04)
From net realized gain on investments	(1.69)	(0.83)	(1.04)	(1.77)	(1.56)	(0.37)
Total distributions to shareholders	(1.70)	(0.83)	(1.07)	(1.85)	(1.62)	(0.41)
Net asset value - End of period	$24.56	$29.84	$22.70	$21.32	$20.59	$21.71
Net assets - End of period (000’s omitted)	$273,466	$331,183	$261,094	$229,540	$248,691	$306,055
Total return[3]	(12.60% )	35.82%	11.85% [2]	14.19%	2.24%	18.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10% [4]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.18% [4]	0.06%	0.25%	0.70%	0.35%	0.45%
Series portfolio turnover	28%	49%	88%	73%	63%	85%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.02%	[4]	0.00%	[5]	N/A	0.01%	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.37. Excluding the proceeds from the settlement, the total return would have been 11.70%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.74	$9.38	$9.44	$10.22	$11.60	$10.19
Income (loss) from investment operations:
Net investment income[1]	0.02	0.03	0.05	0.09	0.07	0.08
Net realized and unrealized gain (loss) on investments	(1.30)	3.19	1.022	1.03	0.22	1.78
Total from investment operations	(1.28)	3.22	1.07	1.12	0.29	1.86
Less distributions to shareholders:
From net investment income	(0.06)	(0.03)	(0.09)	(0.13)	(0.11)	(0.08)
From net realized gain on investments	(1.69)	(0.83)	(1.04)	(1.77)	(1.56)	(0.37)
Total distributions to shareholders	(1.75)	(0.86)	(1.13)	(1.90)	(1.67)	(0.45)
Net asset value - End of period	$8.71	$11.74	$9.38	$9.44	$10.22	$11.60
Net assets - End of period (000’s omitted)	$99,539	$120,573	$71,034	$79,352	$94,093	$114,391
Total return[3]	(12.49% )	36.17%	12.23% [2]	14.44%	2.44%	18.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.43% [4]	0.31%	0.51%	0.94%	0.60%	0.72%
Series portfolio turnover	28%	49%	88%	73%	63%	85%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
0.05%	[4]	0.04%	0.04%	0.05%	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.01. Excluding the proceeds from the settlement, the total return would have been 12.11%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class R

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.54		$12.93	$12.61	$12.98	$14.28	$12.48
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00)[2]		(0.02)	(0.00)[2]	0.06	0.01	0.03
Net realized and unrealized gain (loss) on investments	(1.92)		4.46	1.40 [3]	1.40	0.29	2.17
Total from investment operations	(1.92)		4.44	1.40	1.46	0.30	2.20
Less distributions to shareholders:
From net investment income	(0.02)		(0.00)[2]	(0.04)	(0.06)	(0.04)	(0.03)
From net realized gain on investments	(1.69)		(0.83)	(1.04)	(1.77)	(1.56)	(0.37)
Total distributions to shareholders	(1.71)		(0.83)	(1.08)	(1.83)	(1.60)	(0.40)
Net asset value - End of period	$12.91		$16.54	$12.93	$12.61	$12.98	$14.28
Net assets - End of period (000’s omitted)	$48,988		$54,899	$46,036	$13,767	$13,841	$17,404
Total return[4]	(12.73%	)	35.60%	11.69% [3]	13.84%	1.99%	18.21%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.30%	[5]	1.29%	1.30%	1.34%	1.35%	1.35%
Net investment income (loss)	(0.03%	)[5]	(0.12% )	(0.01% )	0.46%	0.11%	0.22%
Series portfolio turnover	28%		49%	88%	73%	63%	85%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.00%	[6]	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.39. Excluding the proceeds from the settlement, the total return would have been 11.60%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class L*

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)		10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$12.60		$10.08	$10.08	$10.76	$12.13	$10.68
Income (loss) from investment operations:
Net investment loss[1]	(0.03)		(0.08)	(0.04)	0.00 [2]	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.41)		3.43	1.09 [3]	1.12	0.24	1.86
Total from investment operations	(1.44)		3.35	1.05	1.12	0.19	1.83
Less distributions to shareholders:
From net investment income	—		—	(0.01)	(0.03)	—	(0.01)
From net realized gain on investments	(1.69)		(0.83)	(1.04)	(1.77)	(1.56)	(0.37)
Total distributions to shareholders	(1.69)		(0.83)	(1.05)	(1.80)	(1.56)	(0.38)
Net asset value - End of period	$9.47		$12.60	$10.08	$10.08	$10.76	$12.13
Net assets - End of period (000’s omitted)	$54,050		$62,765	$52,854	$54,415	$52,560	$56,040
Total return[4]	(12.88%	)	34.77%	11.09% [3]	13.40%	1.40%	17.78%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.83%	[5]	1.82%	1.81%	1.82%	1.85%	1.85%
Net investment (loss)	(0.56%	)[5]	(0.65% )	(0.46% )	(0.03% )	(0.40% )	(0.31% )
Series portfolio turnover	28%		49%	88%	73%	63%	85%

*Effective March 1, 2019, Class R2 shares of the Series have been redesignated as Class L Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	0.01%	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $1.08. Excluding the proceeds from the settlement, the total return would have been 10.87%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend® Maximum Term Series - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	PERIOD 4/1/19[1] TO 10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$30.11	$22.84	$21.39	$20.12
Income (loss) from investment operations:
Net investment income[2]	0.16	0.29	0.27	0.12
Net realized and unrealized gain (loss) on investments	(3.64)	8.01	2.41 [3]	1.24
Total from investment operations	(3.48)	8.30	2.68	1.36
Less distributions to shareholders:
From net investment income	(0.16)	(0.20)	(0.19)	(0.09)
From net realized gain on investments	(1.69)	(0.83)	(1.04)	(0.00)[4]
Total distributions to shareholders	(1.85)	(1.03)	(1.23)	(0.09)
Net asset value - End of period	$24.78	$30.11	$22.84	$21.39
Net assets - End of period (000’s omitted)	$709	$825	$615	$551
Total return[5]	(12.17% )	37.19%	12.97% [3]	6.79%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10% [6]
Net investment income	1.18% [6]	1.06%	1.25%	1.04% [6]
Series portfolio turnover	28%	49%	88%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.68%	[6]	0.67%	0.66%	0.65%	[6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3During the reporting period the Fund settled legal claims against an issuer of securities previously held by the Fund. As a result, the net realized and unrealized gain (loss) on investments per share includes proceeds received from the settlement. Without these proceeds the net realized and unrealized gain (loss) on investments per share would have been $2.38. Excluding the proceeds from the settlement, the total return would have been 12.82%.

4Less than $(0.01).

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L (formerly Class R2), W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend® Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L (formerly Class R2) common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,112,999	$7,731,995	$381,004	$—
Consumer Discretionary	8,902,864	8,415,814	487,050	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Consumer Staples	$9,186,281	$6,543,197	$2,643,084	$—
Energy	463,146	329,754	—	133,392
Financials	6,441,183	5,726,647	714,536	—
Health Care	14,910,431	14,684,982	225,449	—
Industrials	6,371,107	5,794,552	576,555	—
Information Technology	14,981,610	14,488,996	492,614	—
Materials	6,237,775	6,029,646	208,129	—
Real Estate	8,147,352	8,147,352	—	—
Preferred securities:
Information Technology	885,815	885,815	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	194,399,340	—	194,399,340	—
States and political subdivisions (municipals)	6,264,532	—	6,264,532	—
Corporate debt:
Communication Services	12,241,545	—	12,241,545	—
Consumer Discretionary	9,797,617	—	9,797,617	—
Energy	17,425,631	—	17,425,631	—
Financials	17,349,209	—	17,349,209	—
Health Care	2,610,448	—	2,610,448	—
Industrials	17,796,466	—	17,796,466	—
Materials	2,785,122	—	2,785,122	—
Real Estate	7,622,261	—	7,622,261	—
Utilities	2,806,348	—	2,806,348	—
Asset-backed securities	34,922,002	—	34,922,002	—
Commercial mortgage-backed securities	38,477,912	—	38,477,912	—
Foreign government bonds	1,528,031	—	1,528,031	—
Short-Term Investment	7,366,589	7,366,589	—	—
Total assets	$458,033,616	$86,145,339	$371,754,885	$133,392

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$16,934,632	$16,213,123	$721,509	$—
Consumer Discretionary	17,603,818	16,586,700	1,017,118	—
Consumer Staples	18,841,695	13,230,957	5,610,738	—
Energy	977,255	681,106	—	296,149
Financials	13,576,921	12,080,960	1,495,961	—
Health Care	30,130,151	29,616,406	513,745	—
Industrials	13,155,626	11,924,140	1,231,486	—
Information Technology	31,097,606	30,175,013	922,593	—
Materials	13,264,842	12,831,456	433,386	—
Real Estate	16,290,382	16,290,382	—	—
Preferred securities:
Health Care	209,502	209,502	—	—
Information Technology	628,880	628,880	—	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$131,910,653	$—	$131,910,653	$—
States and political subdivisions (municipals)	5,198,869	—	5,198,869	—
Corporate debt:
Communication Services	8,672,965	—	8,672,965	—
Consumer Discretionary	6,813,628	—	6,813,628	—
Energy	11,471,244	—	11,471,244	—
Financials	12,618,282	—	12,618,282	—
Health Care	1,833,072	—	1,833,072	—
Industrials	12,966,689	—	12,966,689	—
Materials	2,111,405	—	2,111,405	—
Real Estate	6,101,708	—	6,101,708	—
Utilities	1,969,367	—	1,969,367	—
Asset-backed securities	30,552,745	—	30,552,745	—
Commercial mortgage-backed securities	21,745,884	—	21,745,884	—
Foreign government bonds	1,233,253	—	1,233,253	—
Short-Term Investment	15,318,851	15,318,851	—	—
Total assets	$443,229,925	$175,787,476	$267,146,300	$296,149

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$33,201,011	$31,834,257	$1,366,754	$—
Consumer Discretionary	33,498,256	31,569,993	1,928,263	—
Consumer Staples	36,515,517	25,293,202	11,222,315	—
Energy	1,687,487	1,291,451	—	396,036
Financials	20,960,718	18,064,634	2,896,084	—
Health Care	56,187,196	55,308,162	879,034	—
Industrials	24,735,882	22,406,429	2,329,453	—
Information Technology	59,783,205	58,009,399	1,773,806	—
Materials	24,583,600	23,751,603	831,997	—
Real Estate	31,856,784	31,856,784	—	—
Preferred securities:
Information Technology	928,614	928,614	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	142,686,572	—	142,686,572	—
States and political subdivisions (municipals)	4,300,137	—	4,300,137	—
Corporate debt:
Communication Services	9,260,772	—	9,260,772	—
Consumer Discretionary	7,566,193	—	7,566,193	—
Energy	12,906,927	—	12,906,927	—
Financials	13,609,798	—	13,609,798	—
Health Care	1,977,031	—	1,977,031	—
Industrials	14,833,705	—	14,833,705	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Materials	$2,708,058	$—	$2,708,058	$—
Real Estate	5,804,326	—	5,804,326	—
Utilities	2,067,835	—	2,067,835	—
Asset-backed securities	31,736,327	—	31,736,327	—
Commercial mortgage-backed securities	22,091,346	—	22,091,346	—
Foreign government bonds	1,200,780	—	1,200,780	—
Short-Term Investment	26,487,650	26,487,650	—	—
Total assets	$623,175,727	$326,802,178	$295,977,513	$396,036

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$35,872,620	$34,812,545	$1,060,075	$—
Consumer Discretionary	49,031,076	46,220,286	2,810,790	—
Consumer Staples	47,582,428	34,838,671	12,743,757	—
Energy	6,127,273	5,988,439	—	138,834
Financials	39,156,199	33,314,877	5,841,322	—
Health Care	63,789,634	63,111,392	678,242	—
Industrials	34,380,994	30,450,123	3,930,871	—
Information Technology	84,972,903	83,493,674	1,479,229	—
Materials	18,562,173	17,894,015	668,158	—
Real Estate	20,889,764	20,889,764	—	—
Preferred securities:
Health Care	130,390	130,390	—	—
Information Technology	478,245	478,245	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	44,055,439	—	44,055,439	—
States and political subdivisions (municipals)	121,427	—	121,427	—
Corporate debt:
Communication Services	1,819,418	—	1,819,418	—
Consumer Discretionary	1,634,554	—	1,634,554	—
Energy	2,954,826	—	2,954,826	—
Financials	3,318,175	—	3,318,175	—
Health Care	383,889	—	383,889	—
Industrials	4,038,677	—	4,038,677	—
Materials	798,571	—	798,571	—
Real Estate	1,066,272	—	1,066,272	—
Utilities	384,027	—	384,027	—
Asset-backed securities	138,058	—	138,058	—
Commercial mortgage-backed securities	109,411	—	109,411	—
Short-Term Investment	10,907,134	10,907,134	—	—
Total assets	$472,703,577	$382,529,555	$90,035,188	$138,834

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When a Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When a Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

When a Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

Each Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by a Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended April 30, 2022 is Pershing LLC, a BNY Mellon Company. No such investments were held by the Series on April 30, 2022.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2022.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2022, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2018 through October 31, 2021. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend® Conservative Term Series and 0.60% for Pro- Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$ 3,721	$ 263
Pro-Blend® Moderate Term Series	596	869
Pro-Blend® Extended Term Series	21	—
Pro-Blend® Maximum Term Series	2,321	54,265

For the six months ended April 30, 2022, the Advisor did not recoup any expenses from Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series that have been previously waived or reimbursed.

As of April 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2022	2023	2024	2025	TOTAL
Pro-Blend® Conservative Term Series
Class W	$—	$—	$473	$263	$736
Pro-Blend® Moderate Term Series
Class I	$21,271	$10,502	$—	$836	$32,609
Class W	1	88	70	33	192
Pro-Blend® Extended Term Series
Class W	$1	$1	$1	$—	$3
Pro-Blend® Maximum Term Series
Class S	$—	$—	$2,390	$27,870	$30,260
Class I	24,055	27,075	34,927	26,078	112,135
Class W	16	351	513	317	1,197

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L (formerly Class R2), Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares (formerly Class R2) and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES		SALES
	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$75,335,787	$85,836,968	$159,201,765	$26,224,936
Pro-Blend® Moderate Term Series	63,998,919	59,602,433	109,969,468	35,124,704
Pro-Blend® Extended Term Series	103,995,801	96,315,286	184,114,366	59,948,533
Pro-Blend® Maximum Term Series	90,408,784	57,096,184	143,678,823	31,656,044

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	891,113	$12,321,534	2,627,284	$37,719,035
Reinvested	995,998	13,784,614	1,884,355	26,248,318
Repurchased	(2,285,065)	(31,509,548)	(4,881,589)	(70,589,555)
Total	(397,954)	$(5,403,400)	(369,950)	$(6,622,202)

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,629,162	$15,494,024	3,359,581	$34,575,239
Reinvested	827,737	7,929,720	1,325,920	13,111,952
Repurchased	(2,397,369)	(22,810,171)	(2,844,926)	(29,211,438)
Total	59,530	$613,573	1,840,575	$18,475,753

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS R	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	287,929	$2,590,729	415,855	$4,011,558
Reinvested	189,263	1,710,937	315,745	2,959,418
Repurchased	(216,159)	(1,977,293)	(544,356)	(5,382,646)
Total	261,033	$2,324,373	187,244	$1,588,330

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS L	FOR THE SIX MONTHS		FOR THE YEAR ENDED
(FORMERLY CLASS R2)	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	487,648	$4,464,283	1,434,206	$14,025,591
Reinvested	735,758	6,658,606	1,240,526	11,631,401
Repurchased	(1,182,464)	(10,686,285)	(1,522,064)	(14,841,387)
Total	40,942	$436,604	1,152,668	$10,815,605

PRO-BLEND® CONSERVATIVE TERM SERIES
CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	69	$1,000
Reinvested	7,620	105,312	13,353	186,001
Repurchased	(7,610)	(106,635)	(69)	(1,011)
Total	10	$(1,323)	13,353	$185,990

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,473,259	$21,363,394	1,614,853	$24,843,390
Reinvested	991,802	14,658,830	983,292	14,474,295
Repurchased	(2,034,518)	(29,763,051)	(3,493,124)	(53,428,645)
Total	430,543	$6,259,173	(894,979)	$(14,110,960)

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,152,856	$11,742,506	2,881,402	$30,823,306
Reinvested	1,156,061	11,468,125	913,805	9,338,161
Repurchased	(1,873,589)	(18,282,165)	(2,684,479)	(28,907,712)
Total	435,328	$4,928,466	1,110,728	$11,253,755

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	94,986	$1,011,910	278,611	$3,178,088
Reinvested	212,695	2,282,223	236,868	2,593,900
Repurchased	(190,561)	(2,048,582)	(1,100,118)	(12,496,099)
Total	117,120	$1,245,551	(584,639)	$(6,724,111)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS L	FOR THE SIX MONTHS		FOR THE YEAR ENDED
(FORMERLY CLASS R2)	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	470,520	$4,814,293	849,296	$9,244,287
Reinvested	897,328	9,098,907	747,653	7,775,591
Repurchased	(540,513)	(5,448,945)	(968,169)	(10,495,927)
Total	827,335	$8,464,255	628,780	$6,523,951

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	936	13,855	1,004	14,788
Repurchased	(3,632)	(53,182)	(3,574)	(54,898)
Total	(2,696)	$(39,327)	(2,570)	$(40,110)

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	872,553	$17,656,149	1,698,587	$35,117,336
Reinvested	835,517	17,111,400	1,102,635	21,558,365
Repurchased	(1,400,260)	(28,386,388)	(3,547,645)	(73,183,913)
Total	307,810	$6,381,161	(746,423)	$(16,508,212)

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,414,337	$12,324,306	4,349,025	$41,043,605
Reinvested	2,410,047	20,726,404	2,279,040	20,094,037
Repurchased	(2,482,693)	(21,100,262)	(3,093,907)	(29,381,299)
Total	1,341,691	$11,950,448	3,534,158	$31,756,343

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	176,671	$1,913,366	469,896	$5,443,969
Reinvested	437,353	4,771,524	538,530	5,866,204
Repurchased	(425,739)	(4,684,095)	(1,080,093)	(12,492,188)
Total	188,285	$2,000,795	(71,667)	$(1,182,015)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS L	FOR THE SIX MONTHS		FOR THE YEAR ENDED
(FORMERLY CLASS R2)	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	502,369	$4,893,070	764,366	$8,035,158
Reinvested	1,076,472	10,538,658	1,205,350	11,896,801
Repurchased	(539,503)	(5,279,766)	(1,400,735)	(14,706,694)
Total	1,039,338	$10,151,962	568,981	$5,225,265

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	19	387	23	451
Repurchased	—	—	—	—
Total	19	$387	23	$451

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	804,684	$21,776,737	1,488,799	$40,540,589
Reinvested	667,164	18,306,994	376,615	9,396,547
Repurchased	(1,434,254)	(38,710,961)	(2,270,873)	(61,653,091)
Total	37,594	$1,372,770	(405,459)	$(11,715,955)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,684,784	$16,431,875	4,264,238	$46,366,727
Reinvested	1,784,477	17,345,113	603,579	5,928,030
Repurchased	(2,308,801)	(21,662,624)	(2,170,749)	(23,530,321)
Total	1,160,460	$12,114,364	2,697,068	$28,764,436

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	300,039	$4,250,308	334,577	$5,077,441
Reinvested	391,820	5,657,881	207,381	2,872,226
Repurchased	(217,592)	(3,092,237)	(783,133)	(11,803,883)
Total	474,267	$6,815,952	(241,175)	$(3,854,216)

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L	FOR THE SIX MONTHS		FOR THE YEAR ENDED
(FORMERLY CLASS R2)	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	307,100	$3,191,056	462,749	$5,341,385
Reinvested	775,848	8,231,743	396,362	4,201,438
Repurchased	(353,667)	(3,883,279)	(1,125,123)	(13,004,456)
Total	729,281	$7,539,520	(266,012)	$(3,461,633)

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	2	$48
Reinvested	1,834	50,605	1,094	27,673
Repurchased	(595)	(15,833)	(643)	(17,908)
Total	1,239	$34,772	453	$9,813

At April 30, 2022, the Advisor and its affiliates owned 0.1% of Pro-Blend® Conservative Term Series, 0.9% of Pro-Blend® Moderate Term Series, 0.1% of Pro-Blend® Extended Term Series and 0.4% of Pro-Blend® Maximum Term Series. Investment activities of these shareholders may have a material effect on the respective Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended April 30, 2022, none of the Series borrowed under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms.

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2022, none of the Series held any loan assignments.

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2021 were as follows:

	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®
	CONSERVATIVE	MODERATE	EXTENDED	MAXIMUM
	TERM SERIES	TERM SERIES	TERM SERIES	TERM SERIES
Ordinary income	$39,150,066	$16,739,550	$26,352,090	$1,754,535
Long-term capital gains	16,449,912	18,135,725	34,316,212	21,209,890

At April 30, 2022, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation (depreciation) were as follows:

	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®	PRO-BLEND®
	CONSERVATIVE	MODERATE	EXTENDED	MAXIMUM
	TERM SERIES	TERM SERIES	TERM SERIES	TERM SERIES
Cost for federal income tax purposes	$478,828,280	$452,156,785	$628,563,539	$425,158,790
Unrealized appreciation	11,960,539	25,720,112	48,735,041	80,479,377
Unrealized depreciation	(32,755,203)	(34,646,972)	(54,122,853)	(32,934,590)
Net unrealized appreciation (depreciation)	$(20,794,664)	$(8,926,860)	$(5,387,812)	$47,544,787

At October 31, 2021, Pro-Blend® Conservative Term Series had net short-term capital loss carryforwards of $20,936 and long-term capital loss carryforwards of $318,798, respectively, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of the Advisor under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provides advisory services to the Series. In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor for each Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

{This page intentionally left blank}

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/22-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

Rainier International Discovery Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expense

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*	EXPENSE
	11/1/21	4/30/22	11/1/21 - 4/30/22	RATIO
Class S
Actual	$1,000.00	$773.60	$6.11	1.39%
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.90	$6.95	1.39%
Class I
Actual	$1,000.00	$774.60	$4.93	1.12%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class W
Actual	$1,000.00	$778.30	$0.44	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$775.10	$4.40	1.00%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Rainier International Discovery Series

Portfolio Composition as of April 30, 2022

(unaudited)

Country Allocation[1,2]

1As a percentage of net assets. [2]Allocations are based on country of risk. [3]Miscellaneous Austria 0.7% Belgium 0.5% China 0.3% Ireland 0.6% South Africa 0.6%

2

Rainier International Discovery Series

Portfolio Composition as of April 30, 2022

(unaudited)

Sector Allocation[4]

4As a percentage of net assets.

3

Rainier International Discovery Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 93.2%

Communication Services - 2.3%
Diversified Telecommunication Services - 1.3%
Internet Initiative Japan, Inc. (Japan)	274,800	$8,576,857
Media - 1.0%
Future plc (United Kingdom)	246,161	6,741,909
Total Communication Services		15,318,766
Consumer Discretionary - 11.7%
Hotels, Restaurants & Leisure - 2.3%
Domino’s Pizza Enterprises Ltd. (Australia)	27,424	1,437,598
Indian Hotels Co. Ltd. (India)	4,105,468	13,596,848
		15,034,446
Household Durables - 0.8%
Dixon Technologies India Ltd. (India)[1]	94,554	5,392,527
Leisure Products - 1.8%
KMC Kuei Meng International, Inc. (Taiwan)	500,000	2,762,288
MIPS AB (Sweden)[1]	125,783	8,933,041
		11,695,329
Multiline Retail - 0.7%
B&M European Value Retail S.A. (United Kingdom)	732,436	4,487,700
Specialty Retail - 4.4%
Com7 PCL - NVDR (Thailand)	4,441,000	5,365,245
Hornbach Holding AG & Co. KGaA (Germany)	38,913	4,658,029
Nextage Co. Ltd. (Japan)	297,600	4,548,357
Siam Global House PCL (Thailand)	5,636,483	3,570,429
Siam Global House PCL (Thailand)	3,800,219	2,407,248
Watches of Switzerland Group plc (United Kingdom)*1	644,921	8,154,084
		28,703,392
Textiles, Apparel & Luxury Goods - 1.7%
Brunello Cucinelli S.p.A. (Italy)*	62,176	3,182,393
Li Ning Co. Ltd. (China)	216,000	1,683,541
VIP Industries Ltd. (India)	774,010	6,693,914
		11,559,848
Total Consumer Discretionary		76,873,242
Consumer Staples - 4.2%
Beverages - 3.1%
Royal Unibrew A/S (Denmark)	78,625	6,776,780
Varun Beverages Ltd. (India)	981,903	13,863,216
		20,639,996
Personal Products - 1.1%
L’Occitane International S.A.
(Luxembourg)	2,204,750	6,910,931
Total Consumer Staples		27,550,927

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Energy - 2.9%
Energy Equipment & Services - 1.9%
Aker Solutions ASA (Norway)	2,114,933	$7,307,841
Worley Ltd. (Australia)	575,138	5,593,227
		12,901,068
Oil, Gas & Consumable Fuels - 1.0%
Gaztransport Et Technigaz S.A. (France)	54,365	6,473,705

Total Energy		19,374,773
Financials - 11.9%
Banks - 6.8%
Canadian Western Bank (Canada)	551,763	13,920,242
FinecoBank Banca Fineco S.p.A. (Italy)	531,095	7,382,944
Ringkjoebing Landbobank A/S (Denmark)	100,514	12,325,857
Sydbank AS (Denmark)	328,658	11,296,915
		44,925,958
Capital Markets - 3.3%
Avanza Bank Holding AB (Sweden)	250,734	6,349,020
Euronext N.V. (Netherlands)[1]	65,511	5,248,882
Indian Energy Exchange Ltd. (India)[1]	1,975,768	5,477,573
MLP SE (Germany)	630,706	4,464,588
		21,540,063
Consumer Finance - 1.0%
goeasy Ltd. (Canada)	26,042	2,337,526
Transaction Capital Ltd. (South Africa)	1,236,571	3,954,991
		6,292,517
Insurance - 0.8%
Topdanmark AS (Denmark)	92,160	5,186,222
Total Financials		77,944,760
Health Care - 12.1%
Biotechnology - 1.0%
BioGaia AB - Class B (Sweden)	69,471	4,368,169
Vitrolife AB (Sweden)	71,583	1,840,617
		6,208,786
Health Care Equipment & Supplies - 3.9%
Arjo AB - Class B (Sweden)	545,891	4,113,869
Asahi Intecc Co. Ltd. (Japan)	331,500	6,405,884
Revenio Group OYJ (Finland)	114,714	5,458,472
Surgical Science Sweden AB (Sweden)*	149,760	2,850,328
Vimian Group AB (Sweden)*	597,644	3,709,617
Xvivo Perfusion AB (Sweden)*	155,437	3,350,721
		25,888,891
Health Care Providers & Services - 0.8%
Amvis Holdings, Inc. (Japan)	141,043	5,521,810
Health Care Technology - 0.6%
Pro Medicus Ltd. (Australia)	109,894	3,593,943
Life Sciences Tools & Services - 1.6%
Chemometec A/S (Denmark)	45,220	5,111,782
Ergomed plc (United Kingdom)*	180,164	2,658,237

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Genovis AB (Sweden)*	503,535	$2,537,042
		10,307,061
Pharmaceuticals - 4.2%
ALK-Abello A/S (Denmark)*	686,171	14,967,955
Dechra Pharmaceuticals plc (United
Kingdom)	82,777	3,751,070
Virbac S.A. (France)	22,480	9,076,236
		27,795,261
Total HealthCare		79,315,752
Industrials - 24.5%
Aerospace & Defense - 1.7%
CAE, Inc. (Canada)*	471,389	11,210,006
Building Products - 0.7%
Inwido AB (Sweden)	347,786	4,801,485
Construction & Engineering - 0.9%
Fugro N.V. (Netherlands)*	493,586	6,046,598
Electrical Equipment - 1.9%
Alfen Beheer B.V. (Netherlands)*1	51,853	4,663,319
Hexatronic Group AB (Sweden)	107,180	4,534,587
Voltronic Power Technology Corp. (Taiwan)	71,498	3,128,101
		12,326,007
Machinery - 5.2%
Aalberts N.V. (Netherlands)	147,854	7,184,565
Daifuku Co. Ltd. (Japan)	25,000	1,537,216
Interpump Group S.p.A. (Italy)	85,090	3,440,168
Nabtesco Corp. (Japan)	146,600	3,343,595
SFS Group AG (Switzerland)	29,804	3,732,452
Takeuchi Manufacturing Co. Ltd. (Japan)	192,600	3,531,900
THK Co. Ltd. (Japan)	315,400	6,250,108
VAT Group AG (Switzerland)[1]	17,449	5,397,177
		34,417,181
Professional Services - 5.7%
ALS Ltd. (Australia)	1,312,632	11,886,016
Pagegroup plc (United Kingdom)	698,024	4,271,124
TechnoPro Holdings, Inc. (Japan)	212,100	5,401,782
Teleperformance (France)	43,277	15,532,592
		37,091,514
Road & Rail - 2.8%
Sixt SE (Germany)*	70,977	9,227,893
TFI International, Inc. (Canada)	114,658	9,223,336
		18,451,229
Trading Companies & Distributors - 4.6%
Electrocomponents plc (United Kingdom)	918,938	11,994,421
Howden Joinery Group plc (United Kingdom)	891,423	8,439,564

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Toromont Industries Ltd. (Canada)	108,442	$9,546,340
		29,980,325
Transportation Infrastructure - 1.0%
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (Mexico)	299,233	6,525,307

Total Industrials		160,849,652
Information Technology - 8.9%
Electronic Equipment, Instruments & Components - 2.6%
E Ink Holdings, Inc. (Taiwan)	584,000	3,338,913
Halma plc (United Kingdom)	153,050	4,697,953
Oxford Instruments plc (United Kingdom)	177,412	5,143,727
Sinbon Electronics Co. Ltd. (Taiwan)	486,000	4,268,814
		17,449,407
IT Services - 0.7%
Keywords Studios plc (Ireland)	137,551	4,158,043
NHN KCP Corp. (South Korea)*	13,860	227,860
		4,385,903
Semiconductors & Semiconductor Equipment - 3.5%
ASPEED Technology, Inc. (Taiwan)	67,000	5,884,830
eMemory Technology, Inc. (Taiwan)	61,000	2,563,642
Koh Young Technology, Inc. (South Korea)	235,484	3,566,335
Melexis N.V. (Belgium)	41,363	3,550,376
Nordic Semiconductor ASA (Norway)*	142,147	2,826,059
SOITEC (France)*	24,379	4,367,111
		22,758,353
Software - 2.1%
The Descartes Systems Group, Inc. (Canada)*	77,046	4,785,351
Fortnox AB (Sweden)	790,845	4,197,880
QT Group OYJ (Finland)*	56,329	4,907,705
		13,890,936
Total Information Technology		58,484,599
Materials - 9.5%
Chemicals - 2.4%
K+S AG (Germany)*	204,104	6,855,444
Kaneka Corp. (Japan)	122,500	3,277,801
SKC Co. Ltd. (South Korea)	49,033	5,730,861
		15,864,106
Construction Materials - 0.7%
Wienerberger AG (Austria)	154,544	4,362,443
Metals & Mining - 6.4%
APL Apollo Tubes Ltd. (India)*	495,735	6,611,108
Lynas Rare Earths Ltd. (Australia)*	1,729,011	10,849,832
OZ Minerals Ltd. (Australia)	679,821	11,800,295
Pilbara Minerals Ltd. (Australia)*	2,936,357	5,695,640

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Investment Portfolio - April 30, 2022

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
SSAB AB - Class B (Sweden)	1,230,129	$7,233,930
		42,190,805
Total Materials		62,417,354
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Katitas Co. Ltd. (Japan)	230,700	5,381,506
Utilities - 4.4%
Independent Power and Renewable Electricity Producers - 4.4%
Boralex, Inc. - Class A (Canada)	159,007	4,766,558

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
ERG S.p.A. (Italy)	346,606	$11,942,565
Innergex Renewable Energy, Inc. (Canada)	403,717	5,405,311
West Holdings Corp. (Japan)	169,500	6,685,886
Total Utilities		28,800,320

TOTAL COMMON STOCKS
(Identified Cost $541,416,567)		612,311,651

SHORT-TERM INVESTMENT - 7.6%

Dreyfus Government Cash Management, Institutional Shares, 0.24%[2]
(Identified Cost $49,788,825)	49,788,825	49,788,825

TOTAL INVESTMENTS - 100.8%
(Identified Cost $591,205,392)		662,100,476
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(5,323,426)
NET ASSETS - 100%		$656,777,050

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $43,266,603, which represented 6.6% of the Series’ Net Assets.

2Rate shown is the current yield as of April 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Statement of Assets and Liabilities

April 30, 2022 (unaudited)

ASSETS:

Investments, at value (identified cost $591,205,392) (Note 2)	$662,100,476
Foreign currency, at value (identified cost $780,858)	777,497
Receivable for securities sold	2,811,176
Dividends receivable	773,933
Receivable for fund shares sold	766,374
Foreign tax reclaims receivable	659,992
Prepaid expenses	74,508

TOTAL ASSETS	667,963,956

LIABILITIES:

Accrued management fees (Note 3)	486,798
Accrued sub-transfer agent fees (Note 3)	106,885
Accrued fund accounting and administration fees (Note 3)	74,025
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	8,082
Accrued foreign capital gains tax (Note 2)	1,704,768
Payable for fund shares repurchased	4,713,721
Payable for securities purchased	3,875,626
Other payables and accrued expenses	217,001

TOTAL LIABILITIES	11,186,906

TOTAL NET ASSETS	$656,777,050

NET ASSETS CONSIST OF:

Capital stock	$269,682
Additional paid-in-capital	599,543,027
Total distributable earnings	56,964,341

TOTAL NET ASSETS	$656,777,050

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($36,139,044/1,509,048 shares)	$23.95

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($302,315,805/12,421,632 shares)	$24.34

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($26,230,520/1,079,052 shares)	$24.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($292,091,681/11,958,430 shares)	$24.43

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2022 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $825,172)	$4,134,998

EXPENSES:

Management fees (Note 3)	3,352,757
Sub-transfer agent fees (Note 3)	167,671
Fund accounting and administration fees (Note 3)	86,779
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	53,509
Directors’ fees (Note 3)	46,052
Chief Compliance Officer service fees (Note 3)	3,179
Custodian fees	122,582
Miscellaneous	217,659

Total Expenses	4,050,188
Less reduction of expenses (Note 3)	(184,816)

Net Expenses	3,865,372

NET INVESTMENT INCOME	269,626

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(7,286,033)
Foreign currency and translation of other assets and liabilities	(303,521)

(7,589,554)
Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $155,457)	(181,422,247)
Foreign currency and translation of other assets and liabilities	(81,763)

(181,504,010)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(189,093,564)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(188,823,938)

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/22 (UNAUDITED)	FOR THE YEAR ENDED 10/31/21
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)	$269,626	$(404,555)
Net realized gain (loss) on investments and foreign currency	(7,589,554)	96,427,317
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(181,504,010)	111,999,785

Net increase (decrease) from operations	(188,823,938)	208,022,547

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(5,044,645)	(736,874)
Class I	(35,619,105)	(3,609,202)
Class W	(3,615,053)	(694,385)
Class Z	(42,079,964)	(5,577,585)

Total distributions to shareholders	(86,358,767)	(10,618,046)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	111,866,091	103,148,664

Net increase (decrease) in net assets	(163,316,614)	300,553,165

NET ASSETS:

Beginning of period	820,093,664	519,540,499

End of period	$656,777,050	$820,093,664

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class S*1

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)		10/31/21	10/31/20		10/31/19	10/31/18	FOR THE PERIOD 4/1/17 to 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$34.75		$25.62	$20.41		$18.83	$20.61	$16.44
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)		(0.13)	(0.11)		(0.07)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(7.17)		9.77	5.32		1.67	(1.77)	4.15
Total from investment operations	(7.21)		9.64	5.21		1.60	(1.78)	4.17
Less distributions to shareholders:
From net investment income	—		—	—		(0.02)	—	—
From net realized gain on investments	(3.59)		(0.51)	—		—	—	—
Total distributions to shareholders	(3.59)		(0.51)	—		(0.02)	—	—
Net asset value - End of period	$23.95		$34.75	$25.62		$20.41	$18.83	$20.61
Net assets - End of period (000’s omitted)	$36,139		$47,911	$36,577		$39,387	$193,071	$120,399
Total return[3]	(22.64%	)	38.06%	25.53%		8.53%	(8.64% )	25.36%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.39%	[4]	1.40%	1.40%		1.40%	1.40%	1.49%	[4,5]
Net investment income (loss)	(0.28%	)[4]	(0.41% )	(0.48%	)	(0.36% )	(0.05% )	0.20%	[4]
Series portfolio turnover	41%		76%	91%		102%	73%	46%

*Effective March 1, 2019, Class K shares of the Series have been redesignated as Class S Shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.00%	[6]	0.05%	0.04%	0.03%	0.21%	[4]

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class S shares of the Series were formerly Class A shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Financial Highlights - Class I1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	FOR THE PERIOD 4/1/17 to 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$35.24	$25.91	$20.64	$19.04	$20.81	$16.58
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	(0.05)	(0.05)	0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	(7.28)	9.89	5.38	1.61	(1.81)	4.18
Total from investment operations	(7.28)	9.84	5.33	1.67	(1.74)	4.23
Less distributions to shareholders:
From net investment income	(0.03)	—	(0.06)	(0.07)	(0.03)	—
From net realized gain on investments	(3.59)	(0.51)	—	—	—	—
Total distributions to shareholders	(3.62)	(0.51)	(0.06)	(0.07)	(0.03)	—
Net asset value - End of period	$24.34	$35.24	$25.91	$20.64	$19.04	$20.81
Net assets - End of period (000’s omitted)	$302,316	$335,259	$174,435	$154,009	$161,390	$189,955
Total return[4]	(22.54% )	38.41%	25.88%	8.81%	(8.38% )	25.51%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.12% [5]	1.13% [6]	1.15%	1.14%	1.12%	1.24%	[5,7]
Net investment income (loss)	0.01% [5]	(0.14% )	(0.22% )	0.31%	0.30%	0.41%	[5]
Series portfolio turnover	41%	76%	91%	102%	73%	46%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	0.00%	[8]	0.03%	N/A	0.11%	[5]

1Rainier International Discovery Fund (“the Predecessor Fund”) transferred its assets and liabilities to the Series at the close of business on August 21, 2017. Because the Series had no investment operations prior to the Reorganization, and based on the similarity of the Series to the Predecessor Fund, the Predecessor Fund is treated as the survivor for accounting and performance reporting purposes. Class I shares of the Series were formerly Institutional shares of the Predecessor Fund.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

6Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.11%.

7Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund. The majority of the expenses incurred by the Series in connection with the reorganization were paid by the Advisor. The Series paid certain expenses, including half of the cost of the proxy, such as printing and solicitation, and all of the legal fees incurred in connection to the reorganization.

8Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED		FOR THE
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	PERIOD 3/1/19[1] TO 10/31/19

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$35.39	$25.93	$20.59	$19.34
Income (loss) from investment operations:
Net investment income[2]	0.15	0.28	0.19	0.22
Net realized and unrealized gain (loss) on investments	(7.29)	9.90	5.36	1.03
Total from investment operations	(7.14)	10.18	5.55	1.25
Less distributions to shareholders:
From net investment income	(0.35)	(0.21)	(0.21)	—
From net realized gain on investments	(3.59)	(0.51)	—	—
Total distributions to shareholders	(3.94)	(0.72)	(0.21)	—
Net asset value - End of period	$24.31	$35.39	$25.93	$20.59
Net assets - End of period (000’s omitted)	$26,231	$32,618	$24,962	$18,095
Total return[3]	(22.17% )	39.91%	27.17%	6.46%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [4]	0.10%	0.10%	0.10%	[4]
Net investment income	1.02% [4]	0.87%	0.84%	1.65%	[4]
Series portfolio turnover	41%	76%	91%	102%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.93%	[4]	0.93%	0.97%	1.00%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Rainier International Discovery Series

Financial Highlights - Class Z*

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/22 (UNAUDITED)	10/31/21	10/31/20	10/31/19	10/31/18	FOR THE PERIOD 8/21/17[1] TO 10/31/17
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$35.36	$25.96	$20.67	$19.06	$20.82	$19.40
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.01)	(0.01)	0.09	0.03	0.01
Net realized and unrealized gain (loss) on investments	(7.30)	9.92	5.38	1.61	(1.75)	1.41
Total from investment operations	(7.29)	9.91	5.37	1.70	(1.72)	1.42
Less distributions to shareholders:
From net investment income	(0.05)	(0.00)[3]	(0.08)	(0.09)	(0.04)	—
From net realized gain on investments	(3.59)	(0.51)	—	—	—	—
Total distributions to shareholders	(3.64)	(0.51)	(0.08)	(0.09)	(0.04)	—
Net asset value - End of period	$24.43	$35.36	$25.96	$20.67	$19.06	$20.82
Net assets - End of period (000’s omitted)	$292,092	$404,306	$283,566	$237,740	$168,789	$21
Total return[4]	(22.49% )	38.61%	26.06%	8.99%	(8.29% )	7.32%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.00% [5]	1.00%	1.00%	1.00%	1.00%	1.00%	[5]
Net investment income (loss)	0.09% [5]	(0.03% )	(0.05% )	0.48%	0.16%	0.14%	[5]
Series portfolio turnover	41%	76%	91%	102%	73%	46%

*Effective August 21, 2018, Class R6 shares of the Series have been redesignated as Class Z shares.

**The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.03%	[5]	0.03%	0.07%	0.08%	0.04%	0.17%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

13

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2022, 6.3 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

14

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is applied as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$15,318,766	$—	$15,318,766	$—
Consumer Discretionary	76,873,242	—	76,873,242	—
Consumer Staples	27,550,927	—	27,550,927	—
Energy	19,374,773	—	19,374,773	—
Financials	77,944,760	16,257,768	61,686,992	—
Health Care	79,315,752	—	79,315,752	—
Industrials	160,849,652	36,504,989	124,344,663	—
Information Technology	58,484,599	4,785,351	53,699,248	—
Materials	62,417,354	—	62,417,354	—
Real Estate	5,381,506	—	5,381,506	—
Utilities	28,800,320	10,171,869	18,628,451	—
Short-Term Investment	49,788,825	49,788,825	—	—
Total assets	$662,100,476	$117,508,802	$544,591,674	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2021 or April 30, 2022.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

15

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2022, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2018 through October 31, 2021. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.

16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets. The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”). The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and select and oversee the Sub-Advisor, who provides the Series with advice and assistance in the choice of investments and the execution of securities transactions. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to these agreements, the Advisor waived $131,908 in management fees for Class W shares for the six months ended April 30, 2022. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $4,083 and $48,825 for Class W and Class Z shares, respectively, for the six months ended April 30, 2022. These amounts are included as a reduction of expenses on the Statement of Operations.

As of April 30, 2022, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRES OCTOBER 31,
	2022	2023	2024	2025	Total
Class S	$21,581	$17,196	$1,492	—	$40,269
Class W	9,606	14,579	9,014	$4,083	37,282
Class Z	149,233	172,344	106,848	48,825	477,250

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $300,574,599 and $291,408,945, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	314,294	$8,753,245	513,423	$16,287,518
Reinvested	168,258	4,941,732	25,327	724,601
Repurchased	(352,045)	(9,668,467)	(587,872)	(19,324,511)
Total	130,507	$4,026,510	(49,122)	$(2,312,392)

18

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,393,643	$124,587,081	4,318,178	$139,127,049
Reinvested	1,113,562	33,195,284	114,986	3,327,704
Repurchased	(2,598,045)	(73,609,030)	(1,654,070)	(52,684,277)
Total	2,909,160	$84,173,335	2,779,094	$89,770,476

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	57,010	$1,496,525	74,101	$2,364,133
Reinvested	121,883	3,615,053	24,110	694,385
Repurchased	(21,622)	(627,454)	(139,012)	(4,387,694)
Total	157,271	$4,484,124	(40,801)	$(1,329,176)

CLASS Z	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/22		10/31/21
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,223,852	$65,315,985	3,020,339	$97,161,014
Reinvested	820,741	24,548,372	90,238	2,617,798
Repurchased	(2,519,849)	(70,682,235)	(2,601,137)	(82,759,056)
Total	524,744	$19,182,122	509,440	$17,019,756

At April 30, 2022, one shareholder account owned 13.2% of the Series. In addition, the Advisor and its affiliates owned 0.3% of the Series. Investment activities of these shareholders may have a material effect on the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2022 unless extended or renewed. During the six months ended April 30, 2022, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2022.

19

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2021 were as follows:

Ordinary income	$210,151
Long-term capital gains	10,407,895

At April 30, 2022, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$597,441,284
Unrealized appreciation	104,456,678
Unrealized depreciation	(39,797,486)
Net unrealized appreciation	$64,659,192

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

11.	Subsequent Event

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure and the following item was noted:

On March 31, 2022, Manning & Napier, Inc. (“the Company”), entered into a definitive agreement under which the Company will go private and be acquired by the Callodine Group, LLC (“Callodine”), a Boston-based asset management firm, in partnership with East Asset Management (the “Transaction”). The Company is the ultimate owner of the Advisor and Rainier. The proposed Transaction is expected to close in the third quarter of 2022, contingent upon shareholder approval and other customary closing conditions. Following the close, the Company will become a wholly owned subsidiary of an affiliate of Callodine. Closing the Transaction results in a change in control of both the Advisor and Rainier under the 1940 Act and therefore the assignment and automatic termination of the investment advisory agreement and the investment sub-advisory agreement pursuant to which the Advisor and Rainier, respectively, provide advisory services to the Series.

20

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

11.	Subsequent Event (continued)

In connection with the Transaction, on May 3, 2022, the Manning & Napier Fund, Inc. Board of Directors unanimously approved a new Investment Advisory Agreement between the Fund and the Advisor, and a new Investment Sub-advisory Agreement between the Advisor and Rainier, on behalf of the Series, that will become effective at the closing of the Transaction, subject to shareholder approval. As of the closing date of the Transaction, the Series’ investment objective and fee arrangements will remain unchanged.

21

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNIDS-04/22-SAR

22

(b)	Not applicable.

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5:	Audit Committee of Listed registrants

Not applicable.

Item 6:	Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 06/21/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 06/21/2022

/s/ Troy M. Statczar

Troy M. Statczar

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: 06/21/2022